Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q1PH

Statements of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin Flex Cap Growth VIP Fund 29
Franklin Global Real Estate VIP Fund 32
Franklin Growth and Income VIP Fund 35
Franklin Income VIP Fund 40
Franklin Large Cap Growth VIP Fund 49
Franklin Mutual Global Discovery VIP Fund 54
Franklin Mutual Shares VIP Fund 61
Franklin Rising Dividends VIP Fund 67
Franklin Small Cap Value VIP Fund 70
Franklin Small-Mid Cap Growth VIP Fund 74
Franklin Strategic Income VIP Fund 79
Franklin U.S. Government Securities VIP Fund 103
Franklin VolSmart Allocation VIP Fund 107
Templeton Developing Markets VIP Fund 116
Templeton Foreign VIP Fund 120
Templeton Global Bond VIP Fund 124
Templeton Growth VIP Fund 136
Notes to Financial Statements 140

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Allocation VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.6%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 82,587 $ 575,059
BWX Technologies, Inc. ................................ United States 7,533 496,726
Dassault Aviation SA ................................... France 349 388,074
General Dynamics Corp. ................................ United States 4,400 798,864
Huntington Ingalls Industries, Inc. ......................... United States 2,071 426,315
Lockheed Martin Corp. ................................. United States 5,904 2,181,528
a
Mercury Systems, Inc. .................................. United States 4,300 303,795
MTU Aero Engines AG ................................. Germany 6,700 1,578,161
Northrop Grumman Corp. ............................... United States 6,103 1,975,175
Raytheon Technologies Corp. ............................ United States 32,811 2,535,306
11,259,003
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. ............................ United States 1,288 122,914
Deutsche Post AG ..................................... Germany 13,974 766,560
DSV PANALPINA A/S .................................. Denmark 9,200 1,804,465
Expeditors International of Washington, Inc. ................. United States 1,567 168,750
FedEx Corp. ......................................... United States 351 99,698
United Parcel Service, Inc., B ............................ United States 13,959 2,372,890
5,335,277
Airlines 0.1%
a
International Consolidated Airlines Group SA ................. United Kingdom 153,849 420,548
Auto Components 0.2%
a
Aptiv plc ............................................ United States 3,300 455,070
Continental AG ....................................... Germany 3,572 472,801
Gentex Corp. ........................................ United States 2,418 86,250
Toyota Industries Corp. ................................. Japan 3,875 346,268
Valeo SA ............................................ France 9,679 328,355
1,688,744
Automobiles 0.6%
Bayerische Motoren Werke AG ........................... Germany 8,169 847,679
Daimler AG .......................................... Germany 8,112 723,932
Honda Motor Co. Ltd. .................................. Japan 24,400 735,551
Isuzu Motors Ltd. ..................................... Japan 57,000 612,169
Stellantis NV ......................................... United States 36,189 640,093
a
Tesla, Inc. ........................................... United States 1,248 833,577
Toyota Motor Corp. .................................... Japan 9,700 754,854
5,147,855
Banks 1.8%
Associated Banc-Corp. ................................. United States 299 6,381
Bank of America Corp. ................................. United States 4,198 162,421
Barclays plc ......................................... United Kingdom 164,265 420,609
a
BNP Paribas SA ...................................... France 18,023 1,098,035
Citigroup, Inc. ........................................ United States 1,366 99,377
Citizens Financial Group, Inc. ............................ United States 19,245 849,667
Commonwealth Bank of Australia ......................... Australia 9,451 620,125
DBS Group Holdings Ltd. ............................... Singapore 2,700 57,894
Fifth Third Bancorp .................................... United States 2,630 98,493
a
FinecoBank Banca Fineco SpA ........................... Italy 95,071 1,555,208
ING Groep NV ....................................... Netherlands 127,746 1,560,168
JPMorgan Chase & Co. ................................. United States 7,762 1,181,609
Kasikornbank PCL .................................... Thailand 122,592 570,445
KB Financial Group, Inc. ................................ South Korea 18,347 907,426
KeyCorp ............................................ United States 31,236 624,095

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
People's United Financial, Inc. ............................ United States 6,489 $ 116,153
Regions Financial Corp. ................................ United States 33,113 684,115
Shinhan Financial Group Co. Ltd. ......................... South Korea 20,704 690,015
Standard Chartered plc ................................. United Kingdom 139,109 957,702
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 26,700 967,803
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 96,000 696,000
Truist Financial Corp. .................................. United States 1,706 99,494
US Bancorp ......................................... United States 1,758 97,235
Wells Fargo & Co. ..................................... United States 7,356 287,399
Zions Bancorp NA ..................................... United States 1,815 99,752
14,507,621
Beverages 0.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 8,587 539,757
a
Boston Beer Co., Inc. (The), A ............................ United States 32 38,601
Brown-Forman Corp., A ................................. United States 446 28,397
Brown-Forman Corp., B ................................ United States 9,499 655,146
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 26,100 78,127
Coca-Cola Co. (The) ................................... United States 9,781 515,557
Constellation Brands, Inc., A ............................. United States 3,419 779,532
Kirin Holdings Co. Ltd. ................................. Japan 13,943 267,540
a
Monster Beverage Corp. ................................ United States 28,929 2,635,143
PepsiCo, Inc. ........................................ United States 13,913 1,967,994
7,505,794
Biotechnology 1.4%
AbbVie, Inc. ......................................... United States 18,444 1,996,010
a
Alexion Pharmaceuticals, Inc. ............................ United States 3,033 463,776
Amgen, Inc. ......................................... United States 8,678 2,159,173
a
Biogen, Inc. ......................................... United States 1,768 494,598
CSL Ltd. ............................................ Australia 9,507 1,921,402
a
Deciphera Pharmaceuticals, Inc. .......................... United States 3,100 139,004
a
Exelixis, Inc. ......................................... United States 2,296 51,867
a
Galapagos NV ....................................... Belgium 2,393 184,639
a
Genmab A/S ......................................... Denmark 3,400 1,118,203
Gilead Sciences, Inc. .................................. United States 8,803 568,938
a
Iovance Biotherapeutics, Inc. ............................. United States 2,100 66,486
a
Mirati Therapeutics, Inc. ................................ United States 1,500 256,950
a
Neurocrine Biosciences, Inc. ............................. United States 2,009 195,375
a
Olink Holding AB, ADR ................................. Sweden 400 14,400
a
PTC Therapeutics, Inc. ................................. United States 2,000 94,700
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,244 588,586
a
Vertex Pharmaceuticals, Inc. ............................. United States 3,607 775,108
11,089,215
Building Products 0.6%
A O Smith Corp. ...................................... United States 3,454 233,525
Allegion plc .......................................... United States 4,093 514,163
Cie de Saint-Gobain ................................... France 8,893 525,101
Geberit AG .......................................... Switzerland 1,259 801,369
Johnson Controls International plc ......................... United States 18,600 1,109,862
Lennox International, Inc. ............................... United States 212 66,057
Masco Corp. ......................................... United States 1,626 97,397
Trane Technologies plc ................................. United States 6,241 1,033,260
a
Trex Co., Inc. ........................................ United States 434 39,728
Xinyi Glass Holdings Ltd. ............................... Hong Kong 36,800 120,892
4,541,354

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets 2.7%
3i Group plc ......................................... United Kingdom 49,567 $ 787,629
Ameriprise Financial, Inc. ............................... United States 426 99,024
Bank of New York Mellon Corp. (The) ...................... United States 3,948 186,701
BlackRock, Inc. ....................................... United States 1,394 1,051,020
Charles Schwab Corp. (The) ............................. United States 17,657 1,150,883
Deutsche Boerse AG ................................... Germany 7,200 1,196,314
EQT AB ............................................ Sweden 1,814 59,719
Evercore, Inc., A ...................................... United States 137 18,048
FactSet Research Systems, Inc. .......................... United States 369 113,870
Goldman Sachs Group, Inc. (The) ......................... United States 6,536 2,137,272
Hargreaves Lansdown plc ............................... United Kingdom 12,600 267,682
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 13,200 783,107
Intercontinental Exchange, Inc. ........................... United States 7,355 821,406
Intermediate Capital Group plc ........................... United Kingdom 62,000 1,573,912
Invesco Ltd. ......................................... United States 19,433 490,100
Lazard Ltd., A ........................................ United States 962 41,857
Magellan Financial Group Ltd. ............................ Australia 3,851 132,920
MarketAxess Holdings, Inc. .............................. United States 845 420,743
Moody's Corp. ........................................ United States 3,571 1,066,336
Morgan Stanley ....................................... United States 1,257 97,619
Morningstar, Inc. ...................................... United States 165 37,132
MSCI, Inc. ........................................... United States 1,650 691,812
Nasdaq, Inc. ......................................... United States 4,500 663,570
Nomura Holdings, Inc. .................................. Japan 73,100 387,317
Partners Group Holding AG .............................. Switzerland 839 1,072,293
Raymond James Financial, Inc. ........................... United States 806 98,783
S&P Global, Inc. ...................................... United States 7,130 2,515,963
SEI Investments Co. ................................... United States 918 55,934
Singapore Exchange Ltd. ............................... Singapore 41,800 310,031
State Street Corp. ..................................... United States 3,125 262,531
T Rowe Price Group, Inc. ............................... United States 9,036 1,550,578
Tradeweb Markets, Inc., A ............................... United States 5,100 377,400
UBS Group AG ....................................... Switzerland 58,020 897,751
21,417,257
Chemicals 2.4%
Air Products and Chemicals, Inc. .......................... United States 10,945 3,079,266
Albemarle Corp. ...................................... United States 9,030 1,319,373
BASF SE ........................................... Germany 1,961 162,951
Celanese Corp. ....................................... United States 1,346 201,644
b
Covestro AG, 144A, Reg S .............................. Germany 9,690 651,896
a
Danimer Scientific, Inc. ................................. United States 1,200 45,300
Eastman Chemical Co. ................................. United States 968 106,596
Ecolab, Inc. .......................................... United States 8,321 1,781,276
EMS-Chemie Holding AG ............................... Switzerland 289 258,196
Huntsman Corp. ...................................... United States 745 21,478
Koninklijke DSM NV ................................... Netherlands 9,400 1,589,012
Linde plc ............................................ United Kingdom 11,885 3,329,464
LyondellBasell Industries NV, A ........................... United States 14,205 1,478,030
Mosaic Co. (The) ..................................... United States 14,976 473,391
NewMarket Corp. ..................................... United States 67 25,471
Nitto Denko Corp. ..................................... Japan 5,400 462,892
Sherwin-Williams Co. (The) .............................. United States 1,005 741,700
Symrise AG ......................................... Germany 11,000 1,334,533
Tosoh Corp. ......................................... Japan 28,525 546,324
Umicore SA ......................................... Belgium 28,500 1,511,923

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Valvoline, Inc. ........................................ United States 1,065 $ 27,765
19,148,481
Commercial Services & Supplies 0.3%
Cintas Corp. ......................................... United States 3,941 1,345,103
a
Copart, Inc. .......................................... United States 1,813 196,910
Downer EDI Ltd. ...................................... Australia 55,555 217,415
Republic Services, Inc. ................................. United States 3,500 347,725
Rollins, Inc. .......................................... United States 10,667 367,158
2,474,311
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 215 64,906
Cisco Systems, Inc. ................................... United States 13,773 712,202
a
F5 Networks, Inc. ..................................... United States 562 117,245
Motorola Solutions, Inc. ................................. United States 1,407 264,586
1,158,939
Construction & Engineering 0.2%
Obayashi Corp. ....................................... Japan 8,100 74,350
Quanta Services, Inc. .................................. United States 3,187 280,392
Sinopec Engineering Group Co. Ltd., H ..................... China 540,500 299,164
Taisei Corp. ......................................... Japan 16,800 648,166
1,302,072
Construction Materials 0.1%
Martin Marietta Materials, Inc. ............................ United States 2,163 726,379
Taiheiyo Cement Corp. ................................. Japan 5,100 134,382
860,761
Consumer Finance 0.2%
Capital One Financial Corp. ............................. United States 6,233 793,024
Santander Consumer USA Holdings, Inc. ................... United States 750 20,295
Synchrony Financial ................................... United States 10,559 429,329
1,242,648
Containers & Packaging 0.0%
†
Ardagh Group SA ..................................... United States 36 915
Avery Dennison Corp. .................................. United States 306 56,197
International Paper Co. ................................. United States 837 45,256
Packaging Corp. of America ............................. United States 747 100,456
Sonoco Products Co. .................................. United States 862 54,565
257,389
Distributors 0.0%
†
Pool Corp. .......................................... United States 675 233,037
Diversified Consumer Services 0.2%
a
Grand Canyon Education, Inc. ............................ United States 163 17,457
H&R Block, Inc. ....................................... United States 28,768 627,143
a
TAL Education Group, ADR .............................. China 22,000 1,184,700
1,829,300
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., B .............................. United States 3,238 827,212
EXOR NV ........................................... Netherlands 3,336 281,344
Jefferies Financial Group, Inc. ............................ United States 797 23,990

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services (continued)
a
Kinnevik AB, B ....................................... Sweden 8,486 $ 412,406
M&G plc ............................................ United Kingdom 90,998 260,004
ORIX Corp. .......................................... Japan 40,600 686,659
2,491,615
Diversified Telecommunication Services 0.5%
AT&T, Inc. ........................................... United States 17,791 538,534
a
BT Group plc ........................................ United Kingdom 78,067 166,517
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 28,041 1,616,376
Deutsche Telekom AG .................................. Germany 29,166 587,745
Lumen Technologies, Inc. ............................... United States 2,292 30,598
Nippon Telegraph & Telephone Corp. ...................... Japan 17,900 461,854
Verizon Communications, Inc. ............................ United States 10,147 590,048
3,991,672
Electric Utilities 0.4%
Alliant Energy Corp. ................................... United States 1,979 107,182
American Electric Power Co., Inc. ......................... United States 2,307 195,403
Evergy, Inc. .......................................... United States 1,495 88,997
Eversource Energy .................................... United States 2,554 221,151
Exelon Corp. ......................................... United States 3,512 153,615
Hawaiian Electric Industries, Inc. .......................... United States 916 40,698
NextEra Energy, Inc. ................................... United States 18,117 1,369,826
NRG Energy, Inc. ..................................... United States 10,549 398,014
PPL Corp. ........................................... United States 8,451 243,727
Southern Co. (The) .................................... United States 8,545 531,157
Xcel Energy, Inc. ...................................... United States 2,523 167,805
3,517,575
Electrical Equipment 0.3%
AMETEK, Inc. ........................................ United States 3,518 449,354
Eaton Corp. plc ....................................... United States 806 111,454
Emerson Electric Co. .................................. United States 6,305 568,837
a
Generac Holdings, Inc. ................................. United States 525 171,911
GrafTech International Ltd. .............................. United States 377 4,611
Hubbell, Inc. ......................................... United States 106 19,810
Mitsubishi Electric Corp. ................................ Japan 53,000 810,002
nVent Electric plc ..................................... United States 13,100 365,621
Rockwell Automation, Inc. ............................... United States 1,081 286,941
2,788,541
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 15,466 1,020,292
Avnet, Inc. .......................................... United States 6,506 270,064
Cognex Corp. ........................................ United States 1,987 164,901
Hitachi Ltd. .......................................... Japan 26,646 1,207,820
Keyence Corp. ....................................... Japan 400 182,303
a
Keysight Technologies, Inc. .............................. United States 3,762 539,471
Murata Manufacturing Co. Ltd. ........................... Japan 1,600 128,793
TE Connectivity Ltd. ................................... United States 9,849 1,271,604
a
Vontier Corp. ......................................... United States 2,534 76,704
4,861,952
Energy Equipment & Services 0.1%
Halliburton Co. ....................................... United States 5,635 120,927
SBM Offshore NV ..................................... Netherlands 35,185 643,548

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Tecnicas Reunidas SA ................................. Spain 14,605 $ 213,894
978,369
Entertainment 0.7%
Activision Blizzard, Inc. ................................. United States 4,880 453,840
CTS Eventim AG & Co. KGaA ............................ Germany 24,000 1,393,619
Electronic Arts, Inc. .................................... United States 3,637 492,341
a
Netflix, Inc. .......................................... United States 716 373,509
Nintendo Co. Ltd. ..................................... Japan 1,300 732,726
a
Take-Two Interactive Software, Inc. ........................ United States 1,311 231,654
a
Walt Disney Co. (The) .................................. United States 11,625 2,145,045
5,822,734
Equity Real Estate Investment Trusts (REITs) 0.8%
Apartment Income REIT Corp. ............................ United States 2,198 93,986
CoreSite Realty Corp. .................................. United States 138 16,539
Crown Castle International Corp. .......................... United States 6,085 1,047,411
EPR Properties ....................................... United States 655 30,516
Extra Space Storage, Inc. ............................... United States 991 131,357
Gaming and Leisure Properties, Inc. ....................... United States 18 764
Goodman Group ...................................... Australia 46,071 636,164
Highwoods Properties, Inc. .............................. United States 2,242 96,271
Iron Mountain, Inc. .................................... United States 2,665 98,632
Kimco Realty Corp. .................................... United States 20,029 375,544
Lamar Advertising Co., A ................................ United States 1,066 100,119
National Retail Properties, Inc. ........................... United States 1,507 66,414
Omega Healthcare Investors, Inc. ......................... United States 470 17,216
Public Storage ....................................... United States 7,639 1,885,000
Realty Income Corp. ................................... United States 2,806 178,181
Simon Property Group, Inc. .............................. United States 9,591 1,091,168
Spirit Realty Capital, Inc. ................................ United States 937 39,823
STORE Capital Corp. .................................. United States 1,782 59,697
VICI Properties, Inc. ................................... United States 1,122 31,685
Weyerhaeuser Co. .................................... United States 9,550 339,980
WP Carey, Inc. ....................................... United States 1,288 91,139
6,427,606
Food & Staples Retailing 0.6%
Casey's General Stores, Inc. ............................. United States 307 66,370
Cosmos Pharmaceutical Corp. ........................... Japan 200 31,200
Costco Wholesale Corp. ................................ United States 1,327 467,741
Koninklijke Ahold Delhaize NV ............................ Netherlands 8,895 248,086
Kroger Co. (The) ...................................... United States 33,252 1,196,739
Lawson, Inc. ......................................... Japan 2,600 127,582
a
Sprouts Farmers Market, Inc. ............................ United States 869 23,133
Sundrug Co. Ltd. ...................................... Japan 11,643 426,559
Walgreens Boots Alliance, Inc. ........................... United States 6,023 330,663
Walmart, Inc. ........................................ United States 16,722 2,271,349
5,189,422
Food Products 0.4%
Campbell Soup Co. .................................... United States 699 35,139
Flowers Foods, Inc. .................................... United States 1,647 39,199
General Mills, Inc. ..................................... United States 5,663 347,255
Hershey Co. (The) .................................... United States 1,529 241,827
Hormel Foods Corp. ................................... United States 2,654 126,808
Ingredion, Inc. ........................................ United States 562 50,535
J M Smucker Co. (The) ................................. United States 818 103,502

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Kellogg Co. .......................................... United States 1,704 $ 107,863
Lamb Weston Holdings, Inc. ............................. United States 2,732 211,675
McCormick & Co., Inc. ................................. United States 9,800 873,768
Mondelez International, Inc., A ............................ United States 7,769 454,720
Nestle SA ........................................... Switzerland 2,678 298,565
Tyson Foods, Inc., A ................................... United States 2,473 183,744
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 63,000 51,183
3,125,783
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 978 96,675
Osaka Gas Co. Ltd. ................................... Japan 19,200 374,683
Toho Gas Co. Ltd. ..................................... Japan 3,700 228,322
Tokyo Gas Co. Ltd. .................................... Japan 19,200 427,752
1,127,432
Health Care Equipment & Supplies 3.4%
Abbott Laboratories .................................... United States 20,468 2,452,885
a
ABIOMED, Inc. ....................................... United States 588 187,413
a
Alcon, Inc. ........................................... Switzerland 21,000 1,473,839
a
Align Technology, Inc. .................................. United States 514 278,346
Becton Dickinson and Co. ............................... United States 6,400 1,556,160
Cochlear Ltd. ........................................ Australia 9,600 1,544,208
Coloplast A/S, B ...................................... Denmark 2,848 428,175
Danaher Corp. ....................................... United States 8,919 2,007,489
DiaSorin SpA ........................................ Italy 910 145,993
a
Edwards Lifesciences Corp. ............................. United States 6,521 545,416
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 10,662 239,406
GN Store Nord A/S .................................... Denmark 20,000 1,574,127
a
Haemonetics Corp. .................................... United States 5,124 568,815
a
Hologic, Inc. ......................................... United States 10,065 748,635
Hoya Corp. .......................................... Japan 6,100 717,951
a
IDEXX Laboratories, Inc. ................................ United States 3,946 1,930,817
a
Intuitive Surgical, Inc. .................................. United States 2,322 1,715,819
a
Koninklijke Philips NV .................................. Netherlands 3,598 205,160
Medtronic plc ........................................ United States 14,700 1,736,511
a
Quidel Corp. ......................................... United States 82 10,490
ResMed, Inc. ........................................ United States 1,808 350,788
b
Siemens Healthineers AG, 144A, Reg S .................... Germany 2,394 129,748
a
Sonova Holding AG .................................... Switzerland 1,630 432,118
Stryker Corp. ........................................ United States 11,792 2,872,295
Teleflex, Inc. ......................................... United States 2,884 1,198,187
West Pharmaceutical Services, Inc. ........................ United States 6,582 1,854,676
26,905,467
Health Care Providers & Services 0.7%
Chemed Corp. ....................................... United States 331 152,200
CVS Health Corp. ..................................... United States 6,553 492,982
Fresenius Medical Care AG & Co. KGaA .................... Germany 10,416 767,193
Fresenius SE & Co. KGaA ............................... Germany 2,238 99,718
a
Guardant Health, Inc. .................................. United States 900 137,385
HCA Healthcare, Inc. ................................... United States 523 98,502
Humana, Inc. ........................................ United States 452 189,501
a
Laboratory Corp. of America Holdings ...................... United States 3,099 790,338
McKesson Corp. ...................................... United States 499 97,325
Premier, Inc., A ....................................... United States 440 14,894
Quest Diagnostics, Inc. ................................. United States 268 34,395
Sinopharm Group Co. Ltd., H ............................ China 86,800 210,292

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 5,489 $ 2,042,292
Universal Health Services, Inc., B ......................... United States 724 96,574
5,223,591
Health Care Technology 0.2%
a
American Well Corp., A ................................. United States 2,100 36,477
Cerner Corp. ......................................... United States 14,375 1,033,275
a
Certara, Inc. ......................................... United States 1,400 38,220
M3, Inc. ............................................ Japan 800 54,919
a
Veeva Systems, Inc., A ................................. United States 1,985 518,561
1,681,452
Hotels, Restaurants & Leisure 0.5%
a
Airbnb, Inc., A ........................................ United States 600 112,764
a
Chipotle Mexican Grill, Inc. .............................. United States 69 98,036
Domino's Pizza, Inc. ................................... United States 1,414 520,055
Genting Singapore Ltd. ................................. Singapore 174,400 119,494
a
Las Vegas Sands Corp. ................................. United States 8,438 512,693
McDonald's Corp. ..................................... United States 7,671 1,719,378
Starbucks Corp. ...................................... United States 896 97,906
Yum! Brands, Inc. ..................................... United States 4,037 436,723
3,617,049
Household Durables 0.5%
a
Barratt Developments plc ............................... United Kingdom 35,482 364,916
DR Horton, Inc. ....................................... United States 2,733 243,565
Garmin Ltd. .......................................... United States 1,299 171,273
Iida Group Holdings Co. Ltd. ............................. Japan 7,600 184,153
Lennar Corp., A ....................................... United States 2,951 298,730
a
NVR, Inc. ........................................... United States 30 141,328
Persimmon plc ....................................... United Kingdom 10,013 405,524
PulteGroup, Inc. ...................................... United States 3,522 184,694
Sekisui House Ltd. .................................... Japan 22,000 473,223
Sony Group Corp. ..................................... Japan 9,522 1,007,746
a
Taylor Wimpey plc ..................................... United Kingdom 62,615 155,657
3,630,809
Household Products 0.7%
Church & Dwight Co., Inc. ............................... United States 2,251 196,625
Clorox Co. (The) ...................................... United States 1,838 354,514
Colgate-Palmolive Co. ................................. United States 39,793 3,136,882
Procter & Gamble Co. (The) ............................. United States 15,996 2,166,338
5,854,359
Industrial Conglomerates 1.0%
3M Co. ............................................. United States 6,048 1,165,329
Carlisle Cos., Inc. ..................................... United States 3,000 493,740
CK Hutchison Holdings Ltd. .............................. United Kingdom 135,500 1,082,559
Honeywell International, Inc. ............................. United States 10,647 2,311,144
Roper Technologies, Inc. ................................ United States 6,900 2,783,046
a
Siemens AG ......................................... Germany 756 124,144
7,959,962
Insurance 0.6%
Admiral Group plc ..................................... United Kingdom 10,152 433,843
Aflac, Inc. ........................................... United States 10,287 526,489
AIA Group Ltd. ....................................... Hong Kong 65,046 795,958

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
American National Group, Inc. ............................ United States 67 $ 7,227
CNP Assurances ...................................... France 8,731 165,586
Erie Indemnity Co., A ................................... United States 2,595 573,261
Japan Post Insurance Co. Ltd. ........................... Japan 7,900 162,287
MetLife, Inc. ......................................... United States 2,929 178,054
NN Group NV ........................................ Netherlands 6,163 300,614
Progressive Corp. (The) ................................ United States 2,135 204,127
Prudential Financial, Inc. ................................ United States 1,079 98,297
Prudential plc ........................................ United Kingdom 22,947 488,759
T&D Holdings, Inc. .................................... Japan 27,900 359,007
Travelers Cos., Inc. (The) ............................... United States 635 95,504
Unum Group ......................................... United States 5,447 151,590
4,540,603
Interactive Media & Services 2.1%
a
Alphabet, Inc., A ...................................... United States 2,831 5,838,994
a
Alphabet, Inc., C ...................................... United States 1,838 3,802,142
a,b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 28,610 218,721
a
Baidu, Inc., ADR ...................................... China 1,885 410,082
a
Facebook, Inc., A ..................................... United States 16,320 4,806,730
a
IAC/InterActiveCorp ................................... United States 1,507 325,979
Kakaku.com, Inc. ..................................... Japan 4,400 120,439
a,b
Kuaishou Technology, 144A, Reg S ........................ China 5,200 180,601
a
Match Group, Inc. ..................................... United States 4,101 563,395
REA Group Ltd. ....................................... Australia 2,700 292,177
16,559,260
Internet & Direct Marketing Retail 1.9%
a
Alibaba Group Holding Ltd. .............................. China 25,393 721,486
a
Alibaba Group Holding Ltd., ADR ......................... China 2,945 667,720
a
Amazon.com, Inc. ..................................... United States 2,826 8,743,870
a
boohoo Group plc ..................................... United Kingdom 337,000 1,577,745
a
Booking Holdings, Inc. ................................. United States 192 447,329
eBay, Inc. ........................................... United States 3,019 184,884
a
Etsy, Inc. ............................................ United States 499 100,633
a
HelloFresh SE ....................................... Germany 1,590 118,458
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... Germany 7,118 654,913
a
MercadoLibre, Inc. .................................... Argentina 970 1,427,976
a
Prosus NV .......................................... China 2,215 246,462
Qurate Retail, Inc., A ................................... United States 808 9,502
a,b
Zalando SE, 144A, Reg S ............................... Germany 1,361 133,350
ZOZO, Inc. .......................................... Japan 3,900 115,535
15,149,863
IT Services 2.9%
Accenture plc, A ...................................... United States 14,506 4,007,282
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,096 2,445,412
a
Akamai Technologies, Inc. ............................... United States 571 58,185
a
Amadeus IT Group SA ................................. Spain 26,457 1,884,321
Amdocs Ltd. ......................................... United States 1,213 85,092
Automatic Data Processing, Inc. .......................... United States 4,923 927,838
Broadridge Financial Solutions, Inc. ........................ United States 1,092 167,185
Cognizant Technology Solutions Corp., A .................... United States 5,238 409,193
Fujitsu Ltd. .......................................... Japan 5,100 742,120
International Business Machines Corp. ..................... United States 4,109 547,565
Jack Henry & Associates, Inc. ............................ United States 728 110,452
a
Keywords Studios plc .................................. Ireland 44,000 1,561,121
Mastercard, Inc., A .................................... United States 9,000 3,204,450

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Okta, Inc. ........................................... United States 1,000 $ 220,430
Paychex, Inc. ........................................ United States 3,211 314,742
a
PayPal Holdings, Inc. .................................. United States 4,100 995,644
a
Shopify, Inc., A ....................................... Canada 1,000 1,106,500
a
Snowflake, Inc., A ..................................... United States 1,600 366,848
a
Twilio, Inc., A ......................................... United States 2,362 804,875
Visa, Inc., A .......................................... United States 17,196 3,640,909
Western Union Co. (The) ................................ United States 924 22,786
23,622,950
Life Sciences Tools & Services 1.1%
a
10X Genomics, Inc., A .................................. United States 1,700 307,700
Agilent Technologies, Inc. ............................... United States 7,526 956,856
a
Bio-Rad Laboratories, Inc., A ............................. United States 46 26,274
a
Illumina, Inc. ......................................... United States 3,246 1,246,659
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 2,700 96,228
a
Mettler-Toledo International, Inc. .......................... United States 3,201 3,699,364
PerkinElmer, Inc. ...................................... United States 761 97,629
Sartorius Stedim Biotech ................................ France 920 378,592
a
Seer, Inc. ........................................... United States 300 15,006
Thermo Fisher Scientific, Inc. ............................ United States 2,083 950,639
a
Waters Corp. ........................................ United States 2,382 676,893
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 49,500 624,236
9,076,076
Machinery 1.6%
Allison Transmission Holdings, Inc. ........................ United States 786 32,092
Amada Co. Ltd. ....................................... Japan 6,700 74,823
Atlas Copco AB, A ..................................... Sweden 12,610 768,740
Atlas Copco AB, B ..................................... Sweden 5,676 295,796
Caterpillar, Inc. ....................................... United States 3,471 804,821
CNH Industrial NV ..................................... United Kingdom 12,026 186,149
Cummins, Inc. ........................................ United States 1,374 356,017
Deere & Co. ......................................... United States 3,924 1,468,125
Donaldson Co., Inc. ................................... United States 7,100 412,936
Dover Corp. ......................................... United States 7,300 1,001,049
Epiroc AB, A ......................................... Sweden 22,599 511,924
Epiroc AB, B ......................................... Sweden 13,425 279,643
Fortive Corp. ......................................... United States 5,817 410,913
Graco, Inc. .......................................... United States 1,450 103,849
Illinois Tool Works, Inc. ................................. United States 7,362 1,630,830
a
Ingersoll Rand, Inc. .................................... United States 5,026 247,330
Komatsu Ltd. ........................................ Japan 21,426 663,977
Kurita Water Industries Ltd. .............................. Japan 1,700 73,040
Lincoln Electric Holdings, Inc. ............................ United States 205 25,203
Makita Corp. ......................................... Japan 3,200 137,446
Otis Worldwide Corp. .................................. United States 4,018 275,032
PACCAR, Inc. ........................................ United States 1,996 185,468
Pentair plc .......................................... United States 11,500 716,680
Schindler Holding AG .................................. Switzerland 523 150,078
Snap-on, Inc. ........................................ United States 1,386 319,806
Stanley Black & Decker, Inc. ............................. United States 4,252 848,997
Techtronic Industries Co. Ltd. ............................ Hong Kong 22,500 385,738
Toro Co. (The) ....................................... United States 1,018 104,997
Xylem, Inc. .......................................... United States 2,800 294,504
12,766,003

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 100 $ 217,600
Media 0.8%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 290,000 1,346,125
Cable One, Inc. ....................................... United States 361 660,038
Comcast Corp., A ..................................... United States 17,333 937,889
CyberAgent, Inc. ...................................... Japan 92,000 1,660,649
Fox Corp., A ......................................... United States 3,197 115,444
Fox Corp., B ......................................... United States 6,770 236,476
a
Informa plc .......................................... United Kingdom 48,833 376,993
Interpublic Group of Cos., Inc. (The) ....................... United States 6,337 185,040
Nippon Television Holdings, Inc. .......................... Japan 12,600 165,594
Omnicom Group, Inc. .................................. United States 1,916 142,071
TBS Holdings, Inc. .................................... Japan 13,200 259,630
6,085,949
Metals & Mining 0.8%
Anglo American plc .................................... South Africa 4,076 159,625
ArcelorMittal SA ...................................... Luxembourg 32,985 949,275
BHP Group Ltd. ...................................... Australia 9,864 342,176
BHP Group plc ....................................... Australia 4,929 141,895
Evraz plc ........................................... Russia 27,067 215,525
Fortescue Metals Group Ltd. ............................. Australia 28,876 440,088
a
Freeport-McMoRan, Inc. ................................ United States 3,046 100,305
Newmont Corp. ....................................... United States 2,850 171,769
Norsk Hydro ASA ..................................... Norway 9,180 58,958
Nucor Corp. ......................................... United States 14,902 1,196,184
Reliance Steel & Aluminum Co. ........................... United States 316 48,124
Rio Tinto Ltd. ........................................ Australia 6,732 568,969
Rio Tinto plc ......................................... Australia 8,383 639,431
Southern Copper Corp. ................................. Peru 162 10,995
Steel Dynamics, Inc. ................................... United States 1,392 70,658
Sumitomo Metal Mining Co. Ltd. .......................... Japan 18,190 788,268
voestalpine AG ....................................... Austria 3,052 126,381
Wheaton Precious Metals Corp. .......................... Brazil 18,217 695,748
6,724,374
Multiline Retail 0.5%
Dollar General Corp. ................................... United States 2,139 433,404
a
Next plc ............................................ United Kingdom 4,619 500,545
Seria Co. Ltd. ........................................ Japan 11,268 394,054
Target Corp. ......................................... United States 15,017 2,974,417
4,302,420
Multi-Utilities 0.3%
Ameren Corp. ........................................ United States 1,667 135,627
Consolidated Edison, Inc. ............................... United States 2,726 203,905
Dominion Energy, Inc. .................................. United States 4,824 366,431
DTE Energy Co. ...................................... United States 3,349 445,886
E.ON SE ............................................ Germany 61,243 713,663
Public Service Enterprise Group, Inc. ...................... United States 6,070 365,475
WEC Energy Group, Inc. ................................ United States 1,129 105,663
2,336,650
Oil, Gas & Consumable Fuels 1.1%
BP plc .............................................. United Kingdom 411,619 1,671,736
Cabot Oil & Gas Corp. ................................. United States 2,705 50,800
Cenovus Energy, Inc. .................................. Canada 51,120 383,970

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ....................................... United States 5,800 $ 607,782
EOG Resources, Inc. .................................. United States 30,686 2,225,656
Equinor ASA ......................................... Norway 55,306 1,079,477
Exxon Mobil Corp. ..................................... United States 24,171 1,349,467
Galp Energia SGPS SA, B .............................. Portugal 41,553 481,652
Lundin Energy AB ..................................... Sweden 9,665 303,962
Neste OYJ .......................................... Finland 3,344 177,570
TOTAL SE .......................................... France 15,715 732,567
9,064,639
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,362 686,988
Kose Corp. .......................................... Japan 800 113,384
L'Oreal SA .......................................... France 2,020 773,758
Nu Skin Enterprises, Inc., A .............................. United States 424 22,425
Unilever plc .......................................... United Kingdom 13,002 725,404
2,321,959
Pharmaceuticals 2.5%
Astellas Pharma, Inc. .................................. Japan 10,100 155,583
AstraZeneca plc ...................................... United Kingdom 562 56,084
AstraZeneca plc, ADR .................................. United Kingdom 10,914 542,644
Bayer AG ........................................... Germany 19,583 1,240,927
Bristol-Myers Squibb Co. ................................ United States 9,822 620,063
a
Catalent, Inc. ........................................ United States 16,489 1,736,457
Eli Lilly and Co. ....................................... United States 11,154 2,083,790
Hikma Pharmaceuticals plc .............................. Jordan 42,000 1,317,341
a
Horizon Therapeutics plc ................................ United States 711 65,440
Ipsen SA ............................................ France 1,987 170,320
Johnson & Johnson ................................... United States 24,394 4,009,154
Merck & Co., Inc. ..................................... United States 22,063 1,700,837
Novo Nordisk A/S, B ................................... Denmark 15,579 1,049,737
Orion OYJ, B ........................................ Finland 2,459 98,516
Otsuka Holdings Co. Ltd. ............................... Japan 7,100 301,103
Pfizer, Inc. ........................................... United States 29,420 1,065,887
Roche Holding AG .................................... Switzerland 5,106 1,654,230
Sanofi .............................................. France 5,603 554,001
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 5,200 90,709
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 63,804 1,165,061
Zoetis, Inc. .......................................... United States 1,718 270,551
19,948,435
Professional Services 1.2%
Adecco Group AG ..................................... Switzerland 8,025 541,359
Booz Allen Hamilton Holding Corp. ........................ United States 860 69,256
a
Clarivate plc ......................................... United Kingdom 53,000 1,398,670
CoreLogic, Inc. ....................................... United States 156 12,363
a
CoStar Group, Inc. .................................... United States 500 410,945
Equifax, Inc. ......................................... United States 2,590 469,127
Experian plc ......................................... United Kingdom 40,000 1,377,840
a
FTI Consulting, Inc. .................................... United States 120 16,813
IHS Markit Ltd. ....................................... United States 5,009 484,771
ManpowerGroup, Inc. .................................. United States 6,766 669,157
Nihon M&A Center, Inc. ................................. Japan 1,800 48,822
Persol Holdings Co. Ltd. ................................ Japan 4,500 88,454
Randstad NV ........................................ Netherlands 6,150 431,662
Recruit Holdings Co. Ltd. ............................... Japan 7,200 353,565
Robert Half International, Inc. ............................ United States 6,184 482,785

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
SGS SA ............................................ Switzerland 214 $ 608,124
Verisk Analytics, Inc. ................................... United States 8,629 1,524,658
Wolters Kluwer NV .................................... Netherlands 5,084 441,532
9,429,903
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................... United States 2,555 202,126
China Overseas Land & Investment Ltd. .................... China 145,500 380,336
CK Asset Holdings Ltd. ................................. Hong Kong 120,330 732,523
Daito Trust Construction Co. Ltd. .......................... Japan 2,400 278,864
LEG Immobilien SE .................................... Germany 3,064 402,994
Mitsui Fudosan Co. Ltd. ................................ Japan 17,500 398,921
Sun Hung Kai Properties Ltd. ............................ Hong Kong 43,000 651,104
Swire Pacific Ltd., A ................................... Hong Kong 54,000 406,784
3,453,652
Road & Rail 0.9%
Canadian National Railway Co. ........................... Canada 5,114 593,122
Canadian Pacific Railway Ltd. ............................ Canada 2,172 823,818
JB Hunt Transport Services, Inc. .......................... United States 3,242 544,883
Kansas City Southern .................................. United States 3,095 816,832
Landstar System, Inc. .................................. United States 345 56,946
Nippon Express Co. Ltd. ................................ Japan 3,100 231,235
Norfolk Southern Corp. ................................. United States 3,500 939,820
Old Dominion Freight Line, Inc. ........................... United States 1,367 328,640
Schneider National, Inc., B .............................. United States 213 5,319
a
Uber Technologies, Inc. ................................. United States 5,338 290,974
Union Pacific Corp. .................................... United States 13,412 2,956,139
7,587,728
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. ................................... United States 13,500 2,093,580
Applied Materials, Inc. .................................. United States 9,795 1,308,612
ASML Holding NV ..................................... Netherlands 3,237 1,985,954
ASML Holding NV, NYRS ............................... Netherlands 2,222 1,371,774
Broadcom, Inc. ....................................... United States 207 95,978
a
Cirrus Logic, Inc. ...................................... United States 196 16,619
Intel Corp. ........................................... United States 32,620 2,087,680
KLA Corp. ........................................... United States 1,748 577,539
Lam Research Corp. ................................... United States 1,303 775,598
Maxim Integrated Products, Inc. .......................... United States 4,143 378,546
a
Micron Technology, Inc. ................................. United States 18,271 1,611,685
Monolithic Power Systems, Inc. ........................... United States 2,664 940,951
NVIDIA Corp. ........................................ United States 4,854 2,591,696
NXP Semiconductors NV ............................... Netherlands 9,022 1,816,489
QUALCOMM, Inc. ..................................... United States 6,246 828,157
Skyworks Solutions, Inc. ................................ United States 5,812 1,066,386
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 49,586 1,046,921
Teradyne, Inc. ........................................ United States 1,840 223,891
Texas Instruments, Inc. ................................. United States 36,329 6,865,818
Tokyo Electron Ltd. .................................... Japan 2,300 999,657
Xilinx, Inc. ........................................... United States 2,414 299,095
28,982,626
Software 5.4%
a
Adobe, Inc. .......................................... United States 4,647 2,209,044
a
Aspen Technology, Inc. ................................. United States 481 69,423
a
Atlassian Corp. plc, A .................................. United States 1,200 252,912

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Autodesk, Inc. ........................................ United States 5,124 $ 1,420,117
a
Avalara, Inc. ......................................... United States 3,780 504,365
AVEVA Group plc ..................................... United Kingdom 31,000 1,462,102
a
Bill.com Holdings, Inc. .................................. United States 5,800 843,900
a
Cadence Design Systems, Inc. ........................... United States 13,989 1,916,353
a
Check Point Software Technologies Ltd. .................... Israel 1,700 190,349
Citrix Systems, Inc. .................................... United States 1,524 213,909
a
CyberArk Software Ltd. ................................. United States 11,500 1,487,410
a
Duck Creek Technologies, Inc. ........................... United States 400 18,056
a
Fair Isaac Corp. ...................................... United States 98 47,633
a
Fortinet, Inc. ......................................... United States 3,794 699,689
Intuit, Inc. ........................................... United States 10,987 4,208,680
Microsoft Corp. ....................................... United States 67,989 16,029,767
Oracle Corp. ......................................... United States 22,652 1,589,491
Oracle Corp. Japan .................................... Japan 1,400 137,053
a
Paycom Software, Inc. ................................. United States 1,000 370,060
a
PTC, Inc. ........................................... United States 6,421 883,851
a
Qualtrics International, Inc., A ............................ United States 1,000 32,910
Sage Group plc (The) .................................. United Kingdom 161,201 1,361,660
a
salesforce.com, Inc. ................................... United States 3,153 668,026
SAP SE ............................................ Germany 13,450 1,649,592
a
ServiceNow, Inc. ...................................... United States 4,955 2,478,045
a
Synopsys, Inc. ....................................... United States 3,407 844,186
Trend Micro, Inc. ...................................... Japan 800 40,158
a
Tyler Technologies, Inc. ................................. United States 1,139 483,540
a
VMware, Inc., A ....................................... United States 260 39,117
a
Workday, Inc., A ...................................... United States 4,220 1,048,375
43,199,773
Specialty Retail 1.2%
a
AutoZone, Inc. ....................................... United States 180 252,774
Best Buy Co., Inc. ..................................... United States 8,870 1,018,365
Foot Locker, Inc. ...................................... United States 1,129 63,506
Home Depot, Inc. (The) ................................. United States 5,586 1,705,126
a
Kingfisher plc ........................................ United Kingdom 75,656 331,555
a
L Brands, Inc. ........................................ United States 9,549 590,701
Lowe's Cos., Inc. ...................................... United States 11,731 2,231,001
a
O'Reilly Automotive, Inc. ................................ United States 659 334,278
Ross Stores, Inc. ..................................... United States 13,570 1,627,179
Shimamura Co. Ltd. ................................... Japan 700 80,889
TJX Cos., Inc. (The) ................................... United States 7,901 522,651
Tractor Supply Co. .................................... United States 1,783 315,734
Williams-Sonoma, Inc. ................................. United States 785 140,672
Yamada Holdings Co. Ltd. ............................... Japan 37,400 202,118
9,416,549
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. .......................................... United States 87,365 10,671,635
Brother Industries Ltd. .................................. Japan 9,300 206,557
a
Dell Technologies, Inc., C ............................... United States 552 48,659
HP, Inc. ............................................. United States 44,250 1,404,937
Logitech International SA ............................... Switzerland 4,192 439,679
NetApp, Inc. ......................................... United States 1,963 142,651
Samsung Electronics Co. Ltd. ............................ South Korea 22,748 1,651,423
Xerox Holdings Corp. .................................. United States 608 14,756
14,580,297

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.6%
a
Burberry Group plc .................................... United Kingdom 3,141 $ 82,156
a
Carter's, Inc. ......................................... United States 362 32,193
Hanesbrands, Inc. ..................................... United States 2,045 40,225
Hermes International ................................... France 400 442,361
a
Lululemon Athletica, Inc. ................................ United States 1,076 330,020
a
Moncler SpA ......................................... Italy 1,561 89,389
NIKE, Inc., B ......................................... United States 25,500 3,388,695
Pandora A/S ......................................... Denmark 1,982 211,967
a
Tapestry, Inc. ........................................ United States 2,476 102,036
4,719,042
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 23,981 823,580
Tobacco 0.4%
Altria Group, Inc. ...................................... United States 13,498 690,558
Imperial Brands plc .................................... United Kingdom 45,257 927,675
Philip Morris International, Inc. ........................... United States 16,157 1,433,772
3,052,005
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 29,986 1,507,696
Ferguson plc ......................................... United States 14,780 1,765,290
Marubeni Corp. ....................................... Japan 9,900 82,686
Mitsui & Co. Ltd. ...................................... Japan 7,000 146,092
MonotaRO Co. Ltd. .................................... Japan 4,000 108,513
MSC Industrial Direct Co., Inc., A .......................... United States 385 34,723
a
United Rentals, Inc. .................................... United States 302 99,452
Watsco, Inc. ......................................... United States 266 69,359
WW Grainger, Inc. ..................................... United States 2,920 1,170,716
4,984,527
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 3,619 542,560
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 22,900 705,565
Total Common Stocks (Cost $353,455,469) .....................................
470,809,584
Management Investment Companies 2.8%
Capital Markets 2.8%
Schwab U.S. TIPS ETF ................................. United States 248,750 15,213,550
c
Templeton Global Bond VIP Fund, Class 1 .................. United States 539,390 7,589,214
22,802,764
Total Management Investment Companies (Cost $24,028,784) ....................
22,802,764
Preferred Stocks 0.1%
Automobiles 0.0%
†
d
Bayerische Motoren Werke AG, 3.71% ..................... Germany 716 56,994
Chemicals 0.0%
†
d
FUCHS PETROLUB SE, 2.37% .......................... Germany 3,666 175,657

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Health Care Equipment & Supplies 0.1%
a
Sartorius AG ......................................... Germany 400 $ 199,407
a
Total Preferred Stocks (Cost $411,912) .........................................
432,058
Principal
Amount
*
Corporate Bonds 10.7%
Aerospace & Defense 0.2%
Lockheed Martin Corp. , Senior Bond , 4.7% , 5/15/46 ...........
United States 200,000 250,315
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 400,000 520,073
Raytheon Technologies Corp. , Senior Bond , 4.5% , 6/01/42 ......
United States 600,000 717,035
1,487,423
Air Freight & Logistics 0.2%
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 485,563
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 117,261
United Parcel Service, Inc. ,
Senior Bond, 3.75%, 11/15/47 .......................... United States 400,000 432,391
Senior Bond, 5.3%, 4/01/50 ............................ United States 100,000 135,836
1,171,051
Airlines 0.1%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 525,000 560,716
Banks 1.5%
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............
Spain 200,000 190,665
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 650,000 665,259
Bank of America Corp. ,
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 960,000 1,068,399
Sub. Note, 4.2%, 8/26/24 ............................. United States 400,000 441,394
b
BNP Paribas SA ,
Senior Bond, 144A, 3.052% to 1/13/30, FRN thereafter, 1/13/31 France 200,000 205,175
Senior Note, 144A, 2.219% to 6/09/25, FRN thereafter, 6/09/26 . France 200,000 205,206
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 700,020
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,500,000 1,606,017
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,250,196
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 192,636
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 525,629
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 295,063
JPMorgan Chase & Co. , Senior Bond , 3.54% to 5/01/27, FRN
thereafter , 5/01/28 ................................... United States 1,200,000 1,307,455
b
Standard Chartered plc , Senior Note , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 516,381
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 100,000 104,074
Truist Bank , Sub. Note , 2.25% , 3/11/30 .....................
United States 400,000 390,771
Truist Financial Corp. , Sub. Note , 3.875% , 3/19/29 ............
United States 860,000 955,580
US Bancorp , Sub. Note , 3% , 7/30/29 .......................
United States 300,000 314,590
Wells Fargo Bank NA , Senior Note , 2.082% to 9/09/21, FRN
thereafter , 9/09/22 ................................... United States 1,100,000 1,108,482
12,042,992

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 500,000 $ 598,625
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 520,000 563,787
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 339,971
1,502,383
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 487,700
Senior Bond, 4.25%, 11/21/49 .......................... United States 370,000 419,385
Senior Note, 3.8%, 3/15/25 ............................ United States 400,000 437,319
Senior Note, 3.2%, 11/21/29 ........................... United States 200,000 212,911
Amgen, Inc. ,
Senior Note, 2.2%, 2/21/27 ............................ United States 100,000 102,639
Senior Note, 2.45%, 2/21/30 ........................... United States 980,000 988,317
b
Biogen, Inc. , Senior Bond , 144A, 3.25% , 2/15/51 .............. United States 196,000 183,718
Gilead Sciences, Inc. , Senior Bond , 4.8% , 4/01/44 .............
United States 200,000 240,968
3,072,957
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ...........
United States 430,000 423,013
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 3.5%, 1/23/25 ............................ United States 625,000 674,922
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 446,760
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 1,060,000 1,156,579
2,278,261
Chemicals 0.2%
Air Products and Chemicals, Inc. , Senior Bond , 2.7% , 5/15/40 ....
United States 400,000 383,167
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 .....
United States 180,000 183,109
Sherwin-Williams Co. (The) , Senior Bond , 2.3% , 5/15/30 ........
United States 400,000 394,593
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 100,000 103,558
b
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 103,126
1,167,553
Consumer Finance 0.1%
Capital One Financial Corp. , Senior Note , 3.75% , 3/09/27 .......
United States 1,035,000 1,137,067
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 235,000 238,575
Diversified Financial Services 0.4%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 680,528
DY9 Leasing LLC , Secured Bond , 2.372% , 3/19/27 ............
United States 597,254 627,585
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 700,000 675,828
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 494,303
Shell International Finance BV , Senior Bond , 4.125% , 5/11/35 ....
Netherlands 500,000 569,421
3,047,665

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Note, 3.8%, 2/15/27 ............................ United States 920,000 $ 1,018,452
Senior Note, 2.3%, 6/01/27 ............................ United States 100,000 102,286
Bell Canada, Inc. ,
Senior Bond, 4.464%, 4/01/48 .......................... Canada 200,000 231,665
Senior Bond, 4.3%, 7/29/49 ............................ Canada 275,000 309,355
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 300,000 464,223
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 700,000 700,390
2,826,371
Electric Utilities 0.7%
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 224,188
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 200,000 201,623
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 284,614
b
Enel Finance International NV ,
Senior Bond, 144A, 3.5%, 4/06/28 ....................... Italy 300,000 321,253
Senior Note, 144A, 4.25%, 9/14/23 ...................... Italy 1,200,000 1,299,596
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 850,000 947,844
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 780,959
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 700,000 757,500
b
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 600,000 653,827
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 246,066
5,717,470
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 300,000 340,298
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 575,000 563,640
903,938
Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.08%, 12/15/47 .......................... United States 485,000 517,851
Senior Note, 3.337%, 12/15/27 ......................... United States 400,000 428,548
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 610,000 658,346
1,604,745
Entertainment 0.0%
†
NBCUniversal Media LLC , Senior Bond , 5.95% , 4/01/41 ........
United States 200,000 281,727
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 4.9% , 12/15/30
United States 300,000 354,793
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 354,714
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 640,468
1,349,975
Food & Staples Retailing 0.2%
Kroger Co. (The) ,
Senior Bond, 4.65%, 1/15/48 ........................... United States 200,000 232,960
Senior Bond, 5.4%, 1/15/49 ............................ United States 400,000 513,202

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food & Staples Retailing (continued)
Walmart, Inc. ,
Senior Bond, 3.95%, 6/28/38 ........................... United States 350,000 $ 405,098
Senior Bond, 2.95%, 9/24/49 ........................... United States 500,000 493,246
1,644,506
Health Care Equipment & Supplies 0.0%
†
e
STERIS Irish FinCo UnLtd Co. , Senior Note , 2.7% , 3/15/31 ...... United States 200,000 198,673
Health Care Providers & Services 0.5%
Anthem, Inc. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 498,276
Senior Note, 4.101%, 3/01/28 .......................... United States 400,000 450,269
Centene Corp. , Senior Note , 3% , 10/15/30 ..................
United States 250,000 249,897
Cigna Corp. , Senior Note , 3.05% , 10/15/27 ..................
United States 550,000 588,993
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 621,451
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 245,211
HCA, Inc. ,
Senior Secured Bond, 4.5%, 2/15/27 ..................... United States 408,000 457,954
Senior Secured Note, 4.125%, 6/15/29 ................... United States 300,000 332,796
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 600,000 610,650
4,055,497
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 650,000 668,635
Marriott International, Inc. , EE , Senior Note , 5.75% , 5/01/25 .....
United States 400,000 459,246
1,127,881
Household Durables 0.0%
†
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 290,000 311,620
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 488,727
Independent Power and Renewable Electricity Producers 0.1%
b
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 200,000 218,492
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 200,000 205,583
424,075
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 1.95% , 6/01/30 ......
United States 350,000 345,878
Insurance 0.8%
Aflac, Inc. ,
Senior Bond, 4.75%, 1/15/49 ........................... United States 700,000 869,022
Senior Note, 3.6%, 4/01/30 ............................ United States 400,000 437,791

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 $ 577,734
Aon Corp. , Senior Note , 2.8% , 5/15/30 .....................
United States 1,000,000 1,023,490
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 800,000 803,660
Manulife Financial Corp. , Sub. Bond , 4.061% to 2/24/27, FRN
thereafter , 2/24/32 ................................... Canada 200,000 220,363
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 319,947
MetLife, Inc. ,
Junior Sub. Bond, 6.4%, 12/15/36 ....................... United States 250,000 314,425
Senior Bond, 5.7%, 6/15/35 ............................ United States 300,000 405,462
b
Metropolitan Life Global Funding I , Secured Note , 144A, 3.6% ,
1/11/24 ........................................... United States 940,000 1,014,661
Prudential plc , Senior Note , 3.125% , 4/14/30 .................
United Kingdom 425,000 448,827
Willis North America, Inc. , Senior Note , 2.95% , 9/15/29 .........
United States 100,000 103,449
6,538,831
Interactive Media & Services 0.1%
b
Tencent Holdings Ltd. ,
Senior Note, 144A, 3.595%, 1/19/28 ..................... China 500,000 536,564
Senior Note, 144A, 2.39%, 6/03/30 ...................... China 500,000 483,484
1,020,048
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
Senior Bond, 2.125%, 2/09/31 .......................... China 200,000 190,956
Senior Bond, 4%, 12/06/37 ............................ China 300,000 323,594
Senior Bond, 4.2%, 12/06/47 ........................... China 800,000 884,721
Amazon.com, Inc. , Senior Bond , 4.05% , 8/22/47 ..............
United States 500,000 586,177
1,985,448
IT Services 0.1%
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 201,663
Senior Note, 3.5%, 7/01/29 ............................ United States 870,000 939,696
1,141,359
Machinery 0.1%
Caterpillar, Inc. ,
Senior Bond, 3.25%, 4/09/50 ........................... United States 200,000 204,744
Senior Note, 2.6%, 4/09/30 ............................ United States 500,000 512,392
717,136
Media 0.2%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 350,000 345,710
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 346,876
Senior Bond, 4.049%, 11/01/52 ......................... United States 550,000 623,230
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 124,893
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 460,874
1,901,583

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multiline Retail 0.1%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 500,000 $ 561,194
Senior Note, 4%, 5/15/25 ............................. United States 350,000 386,580
947,774
Multi-Utilities 0.3%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 200,000 270,070
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 1,050,000 1,189,190
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 1,060,540
2,519,800
Oil, Gas & Consumable Fuels 1.2%
b
Aker BP ASA , Senior Note , 144A, 3.75% , 1/15/30 ............. Norway 500,000 516,868
BP Capital Markets America, Inc. ,
Senior Note, 3.937%, 9/21/28 .......................... United States 100,000 111,301
Senior Note, 4.234%, 11/06/28 ......................... United States 400,000 454,089
Canadian Natural Resources Ltd. , Senior Bond , 3.9% , 2/01/25 ...
Canada 860,000 928,919
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.125% , 6/30/27 ..................................... United States 200,000 228,954
Energy Transfer Operating LP , Senior Bond , 6.05% , 6/01/41 .....
United States 500,000 572,411
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 422,578
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 917,024
Exxon Mobil Corp. , Senior Bond , 2.61% , 10/15/30 .............
United States 100,000 102,030
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 359,501
Senior Note, 4.3%, 3/01/28 ............................ United States 400,000 447,753
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 382,395
Senior Note, 4.875%, 12/01/24 ......................... United States 400,000 449,105
Senior Note, 4.875%, 6/01/25 .......................... United States 100,000 112,736
Reliance Industries Ltd. , Senior Note , 2.06% , 1/15/26 ..........
India 625,000 647,677
b
Sinopec Group Overseas Development 2018 Ltd. , Senior Bond ,
144A, 3.35% , 5/13/50 ................................. China 200,000 192,553
Total Capital International SA , Senior Note , 3.455% , 2/19/29 .....
France 445,000 483,856
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 500,000 562,531
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 7.85% ,
2/01/26 ........................................... United States 400,000 506,749
Valero Energy Corp. , Senior Note , 4% , 4/01/29 ...............
United States 935,000 1,008,537
Williams Cos., Inc. (The) , Senior Bond , 4.85% , 3/01/48 .........
United States 320,000 355,819
9,763,386
Paper & Forest Products 0.0%
†
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 225,000 231,882
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 334,822
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 523,077
GlaxoSmithKline Capital, Inc. , Senior Bond , 6.375% , 5/15/38 .....
United Kingdom 300,000 440,170
b
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 100,000 97,197
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 383,111

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., (continued)
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 $ 355,489
2,133,866
Road & Rail 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 375,000 385,624
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 200,000 252,038
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 212,311
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 632,068
1,482,041
Software 0.1%
Microsoft Corp. , Senior Note , 2.65% , 11/03/22 ................
United States 1,020,000 1,056,385
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 100,000 115,434
AutoZone, Inc. ,
Senior Bond, 1.65%, 1/15/31 ........................... United States 265,000 243,024
Senior Note, 3.75%, 4/18/29 ........................... United States 100,000 108,524
466,982
Thrifts & Mortgage Finance 0.1%
b
BPCE SA ,
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 800,000 896,120
Sub. Note, 144A, 4.875%, 4/01/26 ....................... France 200,000 225,585
1,121,705
Tobacco 0.3%
BAT Capital Corp. , Senior Note , 4.906% , 4/02/30 .............
United Kingdom 500,000 571,513
b
Imperial Brands Finance plc ,
Senior Note, 144A, 4.25%, 7/21/25 ...................... United Kingdom 585,000 643,458
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 321,015
Reynolds American, Inc. , Senior Bond , 5.85% , 8/15/45 .........
United Kingdom 650,000 767,748
2,303,734
Wireless Telecommunication Services 0.1%
b
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 200,000 187,164
Senior Secured Note, 144A, 3.75%, 4/15/27 ............... United States 325,000 355,602
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 300,000 400,695
943,461
Total Corporate Bonds (Cost $83,553,266) ......................................
85,686,160

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.8%
b
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
f
500,000 $ 525,381
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 500,000 534,580
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 4.5% ,
8/01/47 ........................................... Chile 200,000 226,005
b
Electricite de France SA , Senior Note , 144A, 4.5% , 9/21/28 ...... France 655,000 747,150
b
Export-Import Bank of India , Senior Bond , 144A, 3.25% , 1/15/30 .. India 200,000 199,190
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 500,000 561,607
b
Kazakhstan Government Bond , Senior Bond , 144A, 5.125% , 7/21/25 Kazakhstan 350,000 407,050
Mexico Government Bond ,
Senior Bond, 3.6%, 1/30/25 ............................ Mexico 200,000 218,382
Senior Note, 4.15%, 3/28/27 ........................... Mexico 500,000 555,343
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 450,000 483,914
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 208,445
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 200,692
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 270,859
Philippines Government Bond , Senior Bond , 3.95% , 1/20/40 .....
Philippines 310,000 334,060
b
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 200,000 226,917
b
Russia Government Bond , Senior Bond , 144A, 5.1% , 3/28/35 .... Russia 400,000 461,675
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 400,000 434,010
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 174,398
Total Foreign Government and Agency Securities (Cost $6,666,455) ...............
6,769,658
U.S. Government and Agency Securities 12.2%
Federal Agricultural Mortgage Corp., 2.9%, 1/03/22 ............ United States 800,000 817,189
FFCB, 3.17%, 3/07/28 .................................. United States 800,000 897,300
Tennessee Valley Authority, 5.88%, 4/01/36 .................. United States 630,000 909,841
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 877,339
g
3.625%, 4/15/28 ..................................... United States 109,000 237,484
4.5%, 2/15/36 ...................................... United States 700,000 926,352
3.5%, 2/15/39 ...................................... United States 190,000 227,889
1.125%, 8/15/40 ..................................... United States 707,000 575,156
1.375%, 11/15/40 .................................... United States 750,000 638,203
2.875%, 5/15/43 ..................................... United States 490,000 536,244
3.375%, 5/15/44 ..................................... United States 15,000 17,764
3.125%, 8/15/44 ..................................... United States 725,000 825,339
2.5%, 2/15/46 ...................................... United States 620,000 632,182
2.5%, 5/15/46 ...................................... United States 4,283,000 4,366,485
2.25%, 8/15/46 ..................................... United States 5,575,000 5,412,759
3.375%, 11/15/48 .................................... United States 990,000 1,189,411
3%, 2/15/49 ........................................ United States 1,480,000 1,663,295
1.25%, 5/15/50 ..................................... United States 737,000 556,406
1.375%, 8/15/50 ..................................... United States 135,000 105,384
U.S. Treasury Notes ,
1.75%, 4/30/22 ..................................... United States 1,520,000 1,547,360
1.75%, 5/15/22 ..................................... United States 1,670,000 1,700,921
1.875%, 5/31/22 ..................................... United States 1,465,000 1,495,530
1.5%, 3/31/23 ...................................... United States 150,000 154,017
2.75%, 11/15/23 ..................................... United States 1,320,000 1,406,084
2.125%, 11/30/23 .................................... United States 1,120,000 1,175,453
2.125%, 3/31/24 ..................................... United States 24,100,000 25,374,193
2%, 4/30/24 ........................................ United States 1,345,000 1,411,961
2.25%, 4/30/24 ..................................... United States 125,000 132,180

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2.5%, 5/15/24 ...................................... United States 150,000 $ 159,911
2%, 5/31/24 ........................................ United States 1,705,000 1,790,816
1.75%, 6/30/24 ..................................... United States 1,700,000 1,772,881
2%, 6/30/24 ........................................ United States 1,365,000 1,434,450
g
0.125%, 7/15/24 ..................................... United States 800,000 953,778
1.75%, 7/31/24 ..................................... United States 1,345,000 1,403,240
2.375%, 8/15/24 ..................................... United States 1,640,000 1,745,863
1.25%, 8/31/24 ..................................... United States 700,000 718,334
1.5%, 10/31/24 ..................................... United States 4,650,000 4,810,116
1.5%, 11/30/24 ...................................... United States 320,000 330,944
g
0.125%, 4/15/25 ..................................... United States 750,000 822,520
0.25%, 6/30/25 ..................................... United States 600,000 587,977
0.25%, 9/30/25 ..................................... United States 2,340,000 2,282,825
0.375%, 11/30/25 .................................... United States 5,143,000 5,031,501
0.375%, 1/31/26 ..................................... United States 5,070,000 4,944,834
0.5%, 2/28/26 ...................................... United States 611,400 599,506
2.375%, 5/15/27 ..................................... United States 1,280,000 1,368,375
0.5%, 6/30/27 ...................................... United States 1,045,000 997,506
2.25%, 8/15/27 ..................................... United States 2,038,800 2,161,407
2.25%, 11/15/27 ..................................... United States 5,815,000 6,156,972
1.625%, 8/15/29 ..................................... United States 235,000 235,895
0.625%, 8/15/30 ..................................... United States 900,000 815,766
0.875%, 11/15/30 .................................... United States 750,000 693,750
United States International Development Finance Corp., 2.12%,
3/20/24 ........................................... United States 400,000 411,624
Total U.S. Government and Agency Securities (Cost $101,169,082) ................
98,040,512
Asset-Backed Securities 0.4%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28
United States 451,868 436,057
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 81,532 81,888
2019-2, A, 2.9%, 5/01/28 .............................. United States 196,257 188,820
2020-1, B, 4.875%, 7/15/27 ............................ United States 300,000 311,813
1,018,578
a a a a a a
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 600,000 617,958
Consumer Finance 0.1%
American Express Credit Account Master Trust , 2019-1 , A , 2.87% ,
10/15/24 .......................................... United States 600,000 615,986
Discover Card Execution Note Trust , 2019-A1 , A1 , 3.04% , 7/15/24
United States 500,000 511,045
1,127,031
a a a a a a
Diversified Financial Services 0.1%
BA Credit Card Trust , 2018-A3 , A3 , 3.1% , 12/15/23 ............
United States 500,000 504,134
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ....................... United States 152,701 154,040
2021-1A, A1, 144A, 1.53%, 3/15/61 ...................... United States 108,000 107,753
765,927
a a a a a a
Total Asset-Backed Securities (Cost $3,523,825) ................................
3,529,494

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities 9.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.5%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 2,248,497 $ 2,515,773
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 385,566 397,411
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 94,670 99,956
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 379,801 379,823
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 10/01/50 .............. United States 2,367,239 2,434,621
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 4,766,293 5,014,677
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 3,036,949 3,263,701
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 2,139,003 2,306,887
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 1,521,052 1,660,384
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 1/01/49 .............. United States 1,940,562 2,162,832
20,236,065
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,727,013 2,811,811
FNMA, 15 Year, 2%, 10/01/35 - 12/01/35 .................... United States 2,326,940 2,390,831
FNMA, 15 Year, 2.5%, 10/01/35 ........................... United States 1,565,406 1,629,934
FNMA, 30 Year, 2%, 10/01/50 - 2/01/51 ..................... United States 1,379,195 1,377,984
FNMA, 30 Year, 2.5%, 8/01/50 - 10/01/50 ................... United States 4,691,607 4,830,335
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 2,782,196 2,901,036
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 2,873,004 3,014,182
FNMA, 30 Year, 3%, 8/01/50 - 9/01/50 ...................... United States 807,728 854,232
FNMA, 30 Year, 3.5%, 11/01/46 - 11/01/50 ................... United States 1,576,576 1,700,521
FNMA, 30 Year, 4%, 8/01/49 - 1/01/50 ...................... United States 1,981,633 2,166,020
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 1,482,903 1,640,025
25,316,911
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA II, Single-family, 30 Year, 2%, 11/20/50 ................ United States 6,138,537 6,205,196
GNMA II, Single-family, 30 Year, 2%, 10/20/50 ................ United States 392,637 396,703
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 .............. United States 6,119,158 6,320,584
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............... United States 3,378,000 3,490,192
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 - 10/20/50 ....... United States 3,144,905 3,248,026
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ................. United States 2,366,196 2,493,384
GNMA II, Single-family, 30 Year, 3%, 9/20/47 - 3/20/51 ......... United States 5,220,569 5,473,809
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 3,399,700 3,613,881
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 1,773,729 1,892,923
33,134,698
Total Mortgage-Backed Securities (Cost $79,548,087) ............................
78,687,674
Municipal Bonds 0.6%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix, GO,
2020 C, 5%, 7/01/31 ................................. United States 200,000 257,480
California 0.1%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 67,532
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 56,962
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 40,864
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 35,000 36,493
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47 United States 140,000 140,939

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
State of California, GO, 2.5%, 10/01/29 ..................... United States 500,000 $ 522,496
865,286
Colorado 0.0%
†
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 220,000 224,747
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 70,000 72,050
County of Sarasota, Revenue, 2020, 5%, 10/01/34 ............ United States 500,000 649,731
721,781
Illinois 0.0%
†
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 125,000 140,831
Massachusetts 0.0%
†
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 230,000 232,404
Missouri 0.0%
†
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 150,000 153,157
New Jersey 0.0%
†
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ............... United States 110,000 122,576
New York 0.0%
†
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 95,000 106,073
Ohio 0.0%
†
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 160,000 160,050
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 250,000 246,842
Texas 0.2%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 355,000 440,382
Grand Parkway Transportation Corp., Revenue, 2020B, Refunding,
3.236%, 10/01/52 .................................... United States 255,000 256,579
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 765,000 799,079
1,496,040
Total Municipal Bonds (Cost $4,644,481) .......................................
4,727,267
Total Long Term Investments (Cost $657,001,361) ...............................
771,485,171
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
See Abbreviations on page 169 .
Short Term Investments 2.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
c,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 21,558,531 $ 21,558,531
Total Money Market Funds (Cost $21,558,531) ..................................
21,558,531
Total Short Term Investments (Cost $21,558,531 ) ................................
21,558,531
a
Total Investments (Cost $678,559,892) 98.7% ...................................
$793,043,702
Other Assets, less Liabilities 1.3% .............................................
10,237,594
Net Assets 100.0% ...........................................................
$803,281,296
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $25,528,667, representing 3.2% of net assets.
c
See Note 9 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 204 $ 40,467,480 6/18/21 $ 81,872
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 242 31,686,875 6/21/21 704,234
U.S. Treasury 10 Year Notes .................... Long 42 5,499,375 6/21/21 (67,818)
U.S. Treasury 10 Year Ultra Notes ................ Short 9 1,293,188 6/21/21 44,183
U.S. Treasury 5 Year Notes ..................... Long 11 1,357,383 6/30/21 (16,238)
Total Futures Contracts ...................................................................... $746,233
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Flex Cap Growth VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.1%
Automobiles 2.3%
a
Tesla, Inc. ........................................... United States 5,446 $ 3,637,547
Biotechnology 0.2%
a
Applied Molecular Transport, Inc. ......................... United States 5,900 259,659
a
Olink Holding AB, ADR ................................. Sweden 500 18,000
277,659
Capital Markets 3.6%
Intercontinental Exchange, Inc. ........................... United States 12,679 1,415,991
MSCI, Inc. ........................................... United States 5,901 2,474,171
Tradeweb Markets, Inc., A ............................... United States 22,178 1,641,172
5,531,334
Electric Utilities 2.2%
NextEra Energy, Inc. ................................... United States 44,440 3,360,108
Electronic Equipment, Instruments & Components 1.0%
a
Keysight Technologies, Inc. .............................. United States 10,326 1,480,748
a
Vontier Corp. ......................................... United States 3,892 117,811
1,598,559
Entertainment 5.1%
a
Netflix, Inc. .......................................... United States 4,693 2,448,150
a
ROBLOX Corp., A ..................................... United States 6,800 440,844
a
Sea Ltd., ADR ........................................ Taiwan 22,650 5,056,160
7,945,154
Equity Real Estate Investment Trusts (REITs) 2.5%
Crown Castle International Corp. .......................... United States 15,536 2,674,211
Equinix , Inc. ......................................... United States 1,830 1,243,650
3,917,861
Food & Staples Retailing 3.1%
Costco Wholesale Corp. ................................ United States 13,546 4,774,695
Health Care Equipment & Supplies 9.7%
Abbott Laboratories .................................... United States 27,566 3,303,510
Danaher Corp. ....................................... United States 19,354 4,356,198
a
IDEXX Laboratories, Inc. ................................ United States 8,293 4,057,848
a
Intuitive Surgical, Inc. .................................. United States 4,426 3,270,548
a
Outset Medical, Inc. ................................... United States 1,000 54,390
15,042,494
Health Care Providers & Services 0.0%
†
a
Accolade, Inc. ........................................ United States 600 27,222
Health Care Technology 2.1%
a
Certara , Inc. ......................................... United States 2,100 57,330
a
Veeva Systems, Inc., A ................................. United States 12,433 3,247,997
3,305,327
Hotels, Restaurants & Leisure 0.1%
a
Airbnb, Inc., A ........................................ United States 800 150,352
Industrial Conglomerates 0.9%
Roper Technologies, Inc. ................................ United States 3,325 1,341,106
Interactive Media & Services 10.3%
a
Alphabet, Inc., C ...................................... United States 5,246 10,852,033
a
Bumble, Inc., A ....................................... United States 1,700 106,046
a
Facebook, Inc., A ..................................... United States 16,685 4,914,233

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a,b
Kuaishou Technology, 144A, Reg S ........................ China 1,200 $ 41,677
a
ZoomInfo Technologies, Inc., A ........................... United States 3,800 185,820
16,099,809
Internet & Direct Marketing Retail 9.9%
a
Alibaba Group Holding Ltd., ADR ......................... China 8,731 1,979,579
a
Amazon.com, Inc. ..................................... United States 3,302 10,216,652
a
Booking Holdings, Inc. ................................. United States 221 514,895
a
Coupang , Inc. ........................................ South Korea 9,242 456,093
a
DoorDash , Inc., A ..................................... United States 300 39,339
a
MercadoLibre , Inc. .................................... Argentina 1,505 2,215,571
a,c
Ozon Holdings plc, ADR ................................ Russia 600 33,642
15,455,771
IT Services 9.5%
a
Affirm Holdings, Inc. ................................... United States 200 14,144
Mastercard , Inc., A .................................... United States 16,572 5,900,461
a
PayPal Holdings, Inc. .................................. United States 17,063 4,143,579
a
Snowflake, Inc., A ..................................... United States 1,800 412,704
Visa, Inc., A .......................................... United States 20,224 4,282,027
14,752,915
Life Sciences Tools & Services 1.0%
a
10X Genomics, Inc., A .................................. United States 369 66,789
a
Berkeley Lights, Inc. ................................... United States 600 30,138
a
Illumina, Inc. ......................................... United States 3,403 1,306,956
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 4,100 146,124
a
Seer, Inc. ........................................... United States 400 20,008
1,570,015
Machinery 0.4%
Fortive Corp. ......................................... United States 9,730 687,327
Media 1.7%
a
Charter Communications, Inc., A .......................... United States 4,421 2,727,845
Personal Products 3.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 18,062 5,253,333
Professional Services 1.1%
a
CoStar Group, Inc. .................................... United States 1,746 1,435,020
a
Dun & Bradstreet Holdings, Inc. ........................... United States 8,900 211,909
1,646,929
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc. ................................... United States 11,440 1,774,115
ASML Holding NV, NYRS ............................... Netherlands 3,880 2,395,357
NVIDIA Corp. ........................................ United States 7,606 4,061,072
8,230,544
Software 23.2%
a
ACV Auctions, Inc., A .................................. United States 900 31,149
a
Adobe, Inc. .......................................... United States 7,606 3,615,664
a
Atlassian Corp. plc, A .................................. United States 8,542 1,800,312
Bentley Systems, Inc., B ................................ United States 1,400 65,702
a
Coupa Software, Inc. ................................... United States 2,753 700,583
Microsoft Corp. ....................................... United States 55,590 13,106,454
a
salesforce.com, Inc. ................................... United States 30,587 6,480,468
a
ServiceNow , Inc. ...................................... United States 20,489 10,246,754

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Tuya , Inc., ADR ....................................... China 300 $ 6,342
36,053,428
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., B ......................................... United States 17,213 2,287,436
Total Common Stocks (Cost $58,687,228) ......................................
155,674,770
Short Term Investments 0.0%
a a
Country Shares
a
Value
a
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 11 11
Total Money Market Funds (Cost $11) ..........................................
11
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 27,000 27,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $27,000) ...............................................................
27,000
Total Short Term Investments (Cost $27,011 ) ...................................
27,011
a
Total Investments (Cost $58,714,239) 100.1% ...................................
$155,701,781
Other Assets, less Liabilities (0.1)% ...........................................
(255,888)
Net Assets 100.0% ...........................................................
$155,445,893
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was
$41,677, representing less than 0.1% of net assets.
c
A portion or all of the security is on loan at March 31, 2021.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Global Real Estate VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Diversified Telecommunication Services 0.6%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 14,270 $ 822,570
Equity Real Estate Investment Trusts (REITs) 78.1%
Alexandria Real Estate Equities, Inc. ....................... United States 21,191 3,481,681
American Homes 4 Rent, A .............................. United States 87,182 2,906,648
Americold Realty Trust ................................. United States 44,424 1,708,991
AvalonBay Communities, Inc. ............................ United States 20,234 3,733,375
Boston Properties, Inc. ................................. United States 11,084 1,122,366
Broadstone Net Lease, Inc. .............................. United States 51,791 947,775
Camden Property Trust ................................. United States 28,059 3,083,965
Canadian Apartment Properties REIT ...................... Canada 58,793 2,519,566
Capital & Counties Properties plc ......................... United Kingdom 148,803 350,121
CapitaLand Integrated Commercial Trust .................... Singapore 831,685 1,345,798
City Office REIT, Inc. ................................... United States 16,500 175,230
Cousins Properties, Inc. ................................ United States 65,377 2,311,077
Derwent London plc ................................... United Kingdom 33,629 1,496,247
Dexus .............................................. Australia 239,973 1,784,358
Douglas Emmett, Inc. .................................. United States 13,170 413,538
Equinix , Inc. ......................................... United States 3,116 2,117,602
Equity LifeStyle Properties, Inc. ........................... United States 39,574 2,518,489
Extra Space Storage, Inc. ............................... United States 26,098 3,459,290
Gecina SA .......................................... France 13,070 1,798,948
GLP J- Reit .......................................... Japan 940 1,544,619
Goodman Group ...................................... Australia 197,454 2,726,513
GPT Group (The) ..................................... Australia 285,136 1,000,254
Healthcare Realty Trust, Inc. ............................. United States 42,682 1,294,118
Healthpeak Properties, Inc. .............................. United States 109,978 3,490,702
b
Host Hotels & Resorts, Inc. .............................. United States 101,656 1,712,904
Hudson Pacific Properties, Inc. ........................... United States 24,276 658,608
Hulic Reit , Inc. ....................................... Japan 745 1,168,627
Ichigo Office REIT Investment Corp. ....................... Japan 941 808,042
Inmobiliaria Colonial Socimi SA ........................... Spain 126,760 1,227,588
Japan Hotel REIT Investment Corp. ........................ Japan 1,177 665,384
Kenedix Office Investment Corp. .......................... Japan 228 1,623,520
Kilroy Realty Corp. .................................... United States 25,422 1,668,446
Life Storage, Inc. ...................................... United States 10,147 872,135
Link REIT ........................................... Hong Kong 130,675 1,192,253
Mapletree Logistics Trust ............................... Singapore 986,661 1,418,777
MGM Growth Properties LLC, A ........................... United States 45,081 1,470,542
NTT UD REIT Investment Corp. .......................... Japan 841 1,202,841
Orix JREIT, Inc. ....................................... Japan 739 1,287,111
Prologis, Inc. ......................................... United States 83,080 8,806,480
QTS Realty Trust, Inc., A ................................ United States 28,350 1,758,834
Realty Income Corp. ................................... United States 52,771 3,350,958
Regency Centers Corp. ................................. United States 48,669 2,760,019
Rexford Industrial Realty, Inc. ............................ United States 52,301 2,635,970
RPT Realty .......................................... United States 51,150 583,622
b
Ryman Hospitality Properties, Inc. ......................... United States 7,735 599,540
SBA Communications Corp. ............................. United States 4,782 1,327,244
Segro plc ........................................... United Kingdom 263,311 3,402,306
Simon Property Group, Inc. .............................. United States 19,009 2,162,654
c
SmartCentres Real Estate Investment Trust ................. Canada 53,439 1,141,659
Spirit Realty Capital, Inc. ................................ United States 54,648 2,322,540
b
Summit Hotel Properties, Inc. ............................ United States 50,685 514,960
Terreno Realty Corp. ................................... United States 25,486 1,472,326
UDR, Inc. ........................................... United States 72,526 3,180,990
b
UNITE Group plc (The) ................................. United Kingdom 134,844 1,982,817
VEREIT, Inc. ......................................... United States 43,311 1,672,671

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower , Inc. ....................................... United States 43,758 $ 3,134,386
107,118,025
Real Estate Management & Development 19.8%
Aroundtown SA ....................................... Germany 206,959 1,473,807
CapitaLand Ltd. ...................................... Singapore 665,724 1,865,372
a,b
CTP BV, 144A, Reg S .................................. Netherlands 10,800 191,228
Deutsche Wohnen SE .................................. Germany 52,975 2,470,991
Fabege AB .......................................... Sweden 83,450 1,125,514
b
Fastighets AB Balder, B ................................. Sweden 26,914 1,332,350
Grainger plc ......................................... United Kingdom 313,329 1,152,050
Hang Lung Properties Ltd. ............................... Hong Kong 364,000 950,135
Mitsubishi Estate Co. Ltd. ............................... Japan 169,806 2,973,556
Mitsui Fudosan Co. Ltd. ................................ Japan 138,227 3,150,952
New World Development Co. Ltd. ......................... Hong Kong 282,384 1,466,904
Nomura Real Estate Holdings, Inc. ........................ Japan 46,529 1,124,695
Shurgard Self Storage SA ............................... Belgium 16,119 734,309
Sun Hung Kai Properties Ltd. ............................ Hong Kong 173,983 2,634,441
Vonovia SE .......................................... Germany 69,489 4,540,668
27,186,972
Total Common Stocks (Cost $92,299,921) ......................................
135,127,567
Short Term Investments 1.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value
$579,732)
BNP Paribas Securities Corp. (Maturity Value $338,030)
Deutsche Bank Securities, Inc. (Maturity Value $81,133)
HSBC Securities (USA), Inc. (Maturity Value $160,569)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%,
9/20/42 - 3/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 -
2/15/25; and U.S. Treasury Note, 1.63%, 11/15/22
(valued at $591,604) ................................. 579,732 579,732
Total Repurchase Agreements (Cost $579,732) ..................................
579,732
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Country Shares
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 810,000 810,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $202,501)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $206,551) ............... 202,501 $ 202,501
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,012,501) ............................................................
1,012,501
Total Short Term Investments (Cost $1,592,233 ) .................................
1,592,233
a
Total Investments (Cost $93,892,154) 99.7% ....................................
$136,719,800
Other Assets, less Liabilities 0.3% .............................................
451,258
Net Assets 100.0% ...........................................................
$137,171,058
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $1,013,798, representing 0.7% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at March 31, 2021.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.
e
See Note 9 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Growth and Income VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.8%
Aerospace & Defense 3.9%
Lockheed Martin Corp. ................................. United States 1,885 $ 696,508
Raytheon Technologies Corp. ............................ United States 25,975 2,007,088
2,703,596
Air Freight & Logistics 2.4%
United Parcel Service, Inc., B ............................ United States 9,800 1,665,902
Banks 11.9%
Bank of America Corp. ................................. United States 61,650 2,385,238
Citigroup, Inc. ........................................ United States 18,685 1,359,334
JPMorgan Chase & Co. ................................. United States 20,570 3,131,371
Truist Financial Corp. .................................. United States 24,090 1,404,929
8,280,872
Beverages 3.9%
Coca-Cola Co. (The) ................................... United States 28,155 1,484,050
PepsiCo, Inc. ........................................ United States 8,920 1,261,734
2,745,784
Capital Markets 7.4%
Apollo Global Management, Inc. .......................... United States 17,980 845,240
Ares Management Corp. ................................ United States 15,275 855,858
BlackRock, Inc. ....................................... United States 1,420 1,070,623
Morgan Stanley ....................................... United States 30,915 2,400,859
5,172,580
Chemicals 2.4%
BASF SE ........................................... Germany 7,665 636,930
Linde plc ............................................ United Kingdom 2,150 602,301
Sherwin-Williams Co. (The) .............................. United States 565 416,976
1,656,207
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 10,720 1,065,032
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 8,615 445,482
Diversified Telecommunication Services 2.5%
TELUS Corp. ........................................ Canada 14,680 292,362
Verizon Communications, Inc. ............................ United States 24,650 1,433,397
1,725,759
Electric Utilities 6.6%
Duke Energy Corp. .................................... United States 20,340 1,963,420
Entergy Corp. ........................................ United States 6,515 648,047
NextEra Energy, Inc. ................................... United States 22,000 1,663,420
Xcel Energy, Inc. ...................................... United States 4,480 297,965
4,572,852
Electrical Equipment 1.6%
Eaton Corp. plc ....................................... United States 3,560 492,277
Emerson Electric Co. .................................. United States 6,840 617,105
1,109,382
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 5,485 581,410
Public Storage ....................................... United States 1,160 286,241
867,651

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.3%
Walmart, Inc. ........................................ United States 6,890 $ 935,869
Food Products 0.5%
Nestle SA ........................................... Switzerland 2,810 313,282
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 16,630 1,964,502
Health Care Providers & Services 2.0%
HCA Healthcare, Inc. ................................... United States 2,051 386,285
UnitedHealth Group, Inc. ................................ United States 2,635 980,405
1,366,690
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 5,105 1,144,235
Household Products 2.5%
Procter & Gamble Co. (The) ............................. United States 12,835 1,738,244
Insurance 0.5%
Arthur J Gallagher & Co. ................................ United States 3,045 379,925
IT Services 0.6%
Visa, Inc., A .......................................... United States 1,845 390,642
Machinery 1.3%
Illinois Tool Works, Inc. ................................. United States 2,310 511,711
Stanley Black & Decker, Inc. ............................. United States 1,848 368,990
880,701
Media 1.9%
Comcast Corp., A ..................................... United States 24,800 1,341,928
Multiline Retail 2.7%
Target Corp. ......................................... United States 9,630 1,907,414
Oil, Gas & Consumable Fuels 5.0%
Canadian Natural Resources Ltd. ......................... Canada 16,350 504,724
Chevron Corp. ....................................... United States 14,040 1,471,252
Royal Dutch Shell plc, ADR, A ............................ Netherlands 17,820 698,722
Suncor Energy, Inc. .................................... Canada 38,225 798,903
3,473,601
Pharmaceuticals 5.6%
Johnson & Johnson ................................... United States 13,440 2,208,864
Merck & Co., Inc. ..................................... United States 9,225 711,155
Pfizer, Inc. ........................................... United States 26,345 954,480
3,874,499
Road & Rail 2.0%
Norfolk Southern Corp. ................................. United States 5,120 1,374,822
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc. ................................... United States 3,770 584,651
Broadcom, Inc. ....................................... United States 870 403,384
Texas Instruments, Inc. ................................. United States 5,325 1,006,372
1,994,407
Software 1.7%
Microsoft Corp. ....................................... United States 3,490 822,837
Oracle Corp. ......................................... United States 5,280 370,498
1,193,335

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.3%
Lowe's Cos., Inc. ...................................... United States 5,370 $ 1,021,267
TJX Cos., Inc. (The) ................................... United States 9,210 609,241
1,630,508
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. .......................................... United States 3,615 441,572
Total Common Stocks (Cost $35,234,327) ......................................
58,357,275
Equity-Linked Securities 10.0%
Banks 1.0%
a
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 23,000 676,511
Chemicals 1.5%
a
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), Senior Unsecured Note, 144A, 6.5%, 7/09/21 .......... United States 800 527,966
a
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 2,037 537,241
1,065,207
Electrical Equipment 0.5%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 7%, 8/30/21 ... United States 2,900 378,932
Equity Real Estate Investment Trusts (REITs) 0.7%
a
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 16,000 505,138
Food & Staples Retailing 0.7%
a
Citigroup Global Markets Holdings, Inc. into Tesco plc, Senior
Unsecured Note, 144A, 6.5%, 1/10/22 .................... United Kingdom 3,150 488,971
Health Care Providers & Services 0.7%
a
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7%, 6/30/21 United States 2,900 521,609
Internet & Direct Marketing Retail 1.3%
a
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 6%, 4/05/21 .. United States 380 886,275
IT Services 0.5%
a
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 1,500 315,812
Machinery 0.8%
a
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 3,000 588,785
Multiline Retail 0.7%
a
Barclays Bank plc into Dollar Tree, Inc., Senior Note, 144A, 5.5%,
1/14/22 ........................................... United States 4,100 466,043
Software 0.8%
a
Barclays Bank plc into Oracle Corp., 144A, 7%, 7/30/21 ........ United States 8,000 535,096
Specialty Retail 0.8%
a
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
Senior Unsecured Note, 144A, 6.5%, 9/14/21 ............... United States 8,808 549,737
Total Equity-Linked Securities (Cost $6,263,483) ................................
6,978,116
Convertible Preferred Stocks 6.8%
Health Care Equipment & Supplies 3.0%
Becton Dickinson and Co., 6%, B ......................... United States 15,270 820,305
Boston Scientific Corp., 5.5%, A .......................... United States 2,505 268,686
Danaher Corp., 4.75%, A ................................ United States 545 833,910

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 169 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Health Care Equipment & Supplies (continued)
b
Danaher Corp., 5%, B .................................. United States 111 $ 143,767
2,066,668
Machinery 1.5%
Fortive Corp., 5%, A ................................... United States 1,015 1,010,493
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 665 980,536
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 10,920 624,515
Total Convertible Preferred Stocks (Cost $4,002,560) ............................
4,682,212
Total Long Term Investments (Cost $45,500,370) ................................
70,017,603
a
Short Term Investments 0.2%
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a
Country Shares a Value
a a a a a a
Money Market Funds 0.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 103,000 103,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
e
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $26,739)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $27,274) ................ 26,739 26,739
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $129,739) .............................................................
129,739
Total Short Term Investments (Cost $129,739 ) ..................................
129,739
a
Total Investments (Cost $45,630,109) 100.8% ...................................
$70,147,342
Other Assets, less Liabilities (0.8)% ...........................................
(525,824)
Net Assets 100.0% ...........................................................
$69,621,518
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $6,978,116, representing 10.0% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

b
A portion or all of the security is on loan at March 31, 2021.
c
See Note 9 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Income VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 52.1%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 130,000 $ 48,035,000
Raytheon Technologies Corp. ............................ United States 300,000 23,181,000
71,216,000
Air Freight & Logistics 0.8%
United Parcel Service, Inc., B ............................ United States 217,700 37,006,823
Banks 8.0%
Bank of America Corp. ................................. United States 2,470,000 95,564,300
Barclays plc ......................................... United Kingdom 12,500,000 32,006,861
Citigroup, Inc. ........................................ United States 500,000 36,375,000
JPMorgan Chase & Co. ................................. United States 775,000 117,978,250
Truist Financial Corp. .................................. United States 755,000 44,031,600
US Bancorp ......................................... United States 800,000 44,248,000
370,204,011
Beverages 3.3%
Coca-Cola Co. (The) ................................... United States 1,360,000 71,685,600
PepsiCo, Inc. ........................................ United States 575,000 81,333,750
153,019,350
Biotechnology 0.8%
AbbVie, Inc. ......................................... United States 100,000 10,822,000
Amgen, Inc. ......................................... United States 100,000 24,881,000
35,703,000
Capital Markets 1.0%
Morgan Stanley ....................................... United States 616,500 47,877,390
Chemicals 0.6%
Air Products and Chemicals, Inc. .......................... United States 7,500 2,110,050
BASF SE ........................................... Germany 325,000 27,006,164
29,116,214
Diversified Telecommunication Services 2.0%
BCE, Inc. ........................................... Canada 466,000 21,034,516
Verizon Communications, Inc. ............................ United States 1,200,000 69,780,000
90,814,516
Electric Utilities 5.3%
American Electric Power Co., Inc. ......................... United States 450,000 38,115,000
Duke Energy Corp. .................................... United States 710,000 68,536,300
Edison International ................................... United States 770,000 45,122,000
Exelon Corp. ......................................... United States 300,000 13,122,000
Southern Co. (The) .................................... United States 1,200,000 74,592,000
Xcel Energy, Inc. ...................................... United States 67,500 4,489,425
243,976,725
Energy Equipment & Services 0.2%
a
Weatherford International plc ............................. United States 700,000 8,918,000
Equity Real Estate Investment Trusts (REITs) 0.4%
a
Host Hotels & Resorts, Inc. .............................. United States 1,000,000 16,850,000
Health Care Providers & Services 1.3%
a
CHS/Community Health Systems, Inc. ...................... United States 1,000,000 13,520,000
CVS Health Corp. ..................................... United States 650,000 48,899,500
62,419,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 2.1%
Procter & Gamble Co. (The) ............................. United States 700,000 $ 94,801,000
Industrial Conglomerates 1.4%
Honeywell International, Inc. ............................. United States 300,000 65,121,000
Insurance 1.8%
MetLife, Inc. ......................................... United States 1,335,108 81,161,215
IT Services 0.7%
International Business Machines Corp. ..................... United States 259,679 34,604,824
Machinery 0.6%
Cummins, Inc. ........................................ United States 100,000 25,911,000
Media 0.6%
Comcast Corp., A ..................................... United States 500,000 27,055,000
Metals & Mining 1.3%
Rio Tinto plc, ADR ..................................... Australia 800,000 62,120,000
Multi-Utilities 2.6%
Dominion Energy, Inc. .................................. United States 906,638 68,868,222
DTE Energy Co. ...................................... United States 100,000 13,314,000
Sempra Energy ....................................... United States 275,000 36,459,500
118,641,722
Oil, Gas & Consumable Fuels 6.2%
BP plc, ADR ......................................... United Kingdom 550,000 13,392,500
Chevron Corp. ....................................... United States 1,050,000 110,029,500
Exxon Mobil Corp. ..................................... United States 2,000,000 111,660,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 450,000 17,644,500
b
TOTAL SE, ADR ...................................... France 750,000 34,905,000
287,631,500
Personal Products 0.4%
Unilever plc .......................................... United Kingdom 300,000 16,737,514
Pharmaceuticals 5.8%
AstraZeneca plc ...................................... United Kingdom 455,000 45,406,326
Bristol-Myers Squibb Co. ................................ United States 1,100,000 69,443,000
Johnson & Johnson ................................... United States 400,000 65,740,000
Merck & Co., Inc. ..................................... United States 950,000 73,235,500
Pfizer, Inc. ........................................... United States 350,000 12,680,500
266,505,326
Road & Rail 0.8%
Union Pacific Corp. .................................... United States 161,500 35,596,215
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc. ................................... United States 100,000 15,508,000
Intel Corp. ........................................... United States 500,000 32,000,000
Texas Instruments, Inc. ................................. United States 160,000 30,238,400
77,746,400
Specialty Retail 0.2%
Home Depot, Inc. (The) ................................. United States 32,000 9,768,000
Tobacco 0.7%
Philip Morris International, Inc. ........................... United States 350,000 31,059,000
Total Common Stocks (Cost $1,768,249,428) ....................................
2,401,581,245

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities 12.3%
Aerospace & Defense 0.9%
c
Societe Generale SA into Raytheon Technologies Corp., 144A, 8%,
6/01/21 ........................................... United States 548,000 $ 41,298,625
Automobiles 1.2%
c
National Bank of Canada into General Motors Co., Senior Note,
144A, 10%, 1/26/22 .................................. United States 1,123,500 55,527,418
Biotechnology 0.8%
c
Goldman Sachs International Bank into AbbVie, Inc., 144A, 10%,
7/22/21 ........................................... United States 348,000 36,582,023
Capital Markets 0.3%
c
UBS AG into Morgan Stanley, Senior Note, 144A, 8.5%, 2/11/22 .. United States 200,000 15,046,992
Chemicals 0.7%
c
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 106,000 30,303,825
Communications Equipment 0.5%
c
Credit Suisse AG into Cisco Systems, Inc., Senior Note, 144A, 10%,
6/01/21 ........................................... United States 508,000 24,511,522
Energy Equipment & Services 0.5%
c
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 900,000 24,350,361
Health Care Providers & Services 0.7%
c
JPMorgan Chase Bank NA into CVS Health Corp., Senior Note,
144A, Reg S, 8.5%, 1/25/22 ............................ United States 451,000 32,667,132
Internet & Direct Marketing Retail 0.6%
c
JPMorgan Chase Bank NA into Amazon.com, Inc., Senior Note,
144A, Reg S, 9.5%, 12/07/21 ........................... United States 8,000 25,127,153
Media 0.4%
c
Barclays Bank plc into Comcast Corp., Senior Note, 144A, 9%,
4/28/21 ........................................... United States 408,000 17,836,008
Pharmaceuticals 1.3%
c
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,642,000 59,796,569
Road & Rail 0.2%
c
Goldman Sachs International Bank into Union Pacific Corp., Senior
Note, 144A, 8%, 2/09/22 .............................. United States 33,000 7,205,821
Semiconductors & Semiconductor Equipment 2.6%
c
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
Senior Note, 144A, 8.5%, 1/27/22 ....................... United States 234,000 41,785,493
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 270,000 36,466,666
c
Royal Bank of Canada into Intel Corp., Senior Note, 144A, 8.5%,
12/14/21 .......................................... United States 782,000 41,424,052
119,676,211
Software 0.4%
c
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., Senior
Note, 144A, 8%, 9/24/21 .............................. United States 80,000 18,658,219
Specialty Retail 0.8%
c
Royal Bank of Canada into Home Depot, Inc. (The), 144A, 8.5%,
4/07/21 ........................................... United States 151,500 36,092,858
Technology Hardware, Storage & Peripherals 0.4%
c
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 20,354,811
Total Equity-Linked Securities (Cost $523,002,693) ..............................
565,035,548

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 5.0%
Capital Markets 0.1%
b
KKR & Co., Inc., 6%, C ................................. United States 85,000 $ 5,665,250
Electric Utilities 1.6%
American Electric Power Co., Inc., 6.125% .................. United States 400,000 19,304,000
NextEra Energy, Inc., 5.279% ............................ United States 400,000 19,812,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,417,920
Southern Co. (The), 6.75%, 2019 ......................... United States 500,000 25,465,000
75,998,920
Multi-Utilities 1.5%
Dominion Energy, Inc., 7.25%, A .......................... United States 225,000 22,239,000
DTE Energy Co., 6.25% ................................ United States 500,000 24,845,000
Sempra Energy, 6.75%, B ............................... United States 200,000 20,932,000
68,016,000
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc., 8%, A .................................. United States 50,000 73,724,500
Thrifts & Mortgage Finance 0.2%
a
FNMA, 5.375% ....................................... United States 475 8,906,350
a
Total Convertible Preferred Stocks (Cost $231,164,583) ..........................
232,311,020
Preferred Stocks 0.0%
Banks 0.0%
†
JPMorgan Chase & Co., 6%, EE .......................... United States 15,501 425,968
Total Preferred Stocks (Cost $387,525) .........................................
425,968
Principal
Amount
*
Convertible Bonds 0.4%
Airlines 0.3%
Southwest Airlines Co. , Senior Note , 1.25% , 5/01/25 ...........
United States 8,500,000 14,635,937
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,395,575
Total Convertible Bonds (Cost $12,214,561) ....................................
19,031,512
Corporate Bonds 25.2%
Aerospace & Defense 0.4%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 15,000,000 16,669,270
Automobiles 0.5%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 13,500,000 14,245,065
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 7,500,000 8,602,891
22,847,956
Banks 1.6%
Bank of America Corp. ,
d
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,885,560
d
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,642,860
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 10,000,000 10,745,261
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 18,500,000 20,485,601
d
JPMorgan Chase & Co. ,
e
I, Junior Sub. Bond, FRN, 3.682%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 19,559,000 19,569,514
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,365,622

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 3,000,000 $ 3,199,082
72,893,500
Biotechnology 0.4%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 17,000,000 18,586,071
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 15,500,000 16,640,840
Consumer Finance 0.8%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........
United States 15,500,000 17,173,536
Ford Motor Credit Co. LLC , Senior Note , 5.125% , 6/16/25 .......
United States 20,000,000 21,625,000
38,798,536
Containers & Packaging 0.7%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 23,000,000 23,028,750
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 10,000,000 10,150,000
33,178,750
Diversified Financial Services 0.5%
c
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 25,000,000 24,406,250
Diversified Telecommunication Services 0.5%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 12,000,000 13,449,626
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 10,000,000 10,327,050
23,776,676
Energy Equipment & Services 0.8%
c
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 10,250,000 10,741,744
Senior Note, 144A, 11%, 12/01/24 ....................... United States 25,000,000 24,046,875
34,788,619
Entertainment 0.5%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 24,923,360
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix , Inc. , Senior Bond , 5.375% , 5/15/27 .................
United States 11,000,000 11,831,656
Food Products 0.3%
Kraft Heinz Foods Co. , Senior Bond , 4.625% , 1/30/29 ..........
United States 10,600,000 11,908,255
Health Care Providers & Services 8.0%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 50,144,000 52,728,923
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 90,000,000 94,330,800
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 9,133,450
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 27,600,000 29,187,138
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 13,528,750
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 20,000,000 21,960,700
Cigna Corp. , Senior Note , 3.75% , 7/15/23 ...................
United States 7,218,000 7,721,738
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 9,090,023
Senior Bond, 5.05%, 3/25/48 ........................... United States 3,900,000 4,795,346
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,357,495

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 $ 8,177,100
Senior Secured Note, 5%, 3/15/24 ....................... United States 10,400,000 11,576,407
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 2,000,000 2,030,600
c
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 30,660,540
Senior Note, 6.75%, 6/15/23 ........................... United States 58,200,000 63,141,180
c
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 9,405,000
368,825,190
Hotels, Restaurants & Leisure 0.9%
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 18,000,000 19,210,860
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 13,200,000 13,962,300
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 10,000,000 10,483,800
43,656,960
Media 1.9%
c
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 15,000,000 10,818,750
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 27,000,000 28,228,500
Senior Note, 5%, 3/15/23 ............................. United States 21,000,000 21,934,500
Senior Note, 5.875%, 11/15/24 ......................... United States 9,400,000 9,844,479
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,242,637
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 9,093,300
87,162,166
Metals & Mining 0.1%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,443,750
Oil, Gas & Consumable Fuels 1.6%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 2,815,000 2,817,857
Senior Note, 7.75%, 4/15/23 ........................... United States 2,000,000 1,992,510
c
Senior Note, 144A, 11%, 4/15/25 ........................ United States 23,500,000 24,733,515
c
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,651,650
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 16,437,000 9,591,236
Senior Note, 8.75%, 6/15/25 ........................... United States 26,600,000 15,561,000
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,749,025
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 6,751,800
72,848,593
Pharmaceuticals 2.1%
c
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 9,400,000 9,646,280
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,441,725
Senior Note, 144A, 5%, 2/15/29 ........................ United States 5,000,000 4,975,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 21,000,000 21,595,980
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 16,706,855
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 8,000,000 8,751,822
c
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 5,273,000 5,737,683

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
c
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (continued)
Senior Note, 144A, 6%, 6/30/28 ........................ United States 7,094,000 $ 5,753,234
c
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 8,951,261
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 11,022,384
98,582,224
Road & Rail 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,835,745
Tobacco 0.7%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 10,000,000 10,658,510
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 20,000,000 21,302,116
31,960,626
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 11,300,000 11,917,206
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 15,327,550
27,244,756
Wireless Telecommunication Services 1.5%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 30,000,000 31,856,250
Senior Note, 6%, 11/15/22 ............................. United States 6,300,000 6,748,875
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 14,303,125
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 9,450,582
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 9,196,613
71,555,445
Total Corporate Bonds (Cost $1,081,092,959) ...................................
1,163,365,194
Units
Index-Linked Notes 0.8%
Capital Markets 0.8%
c,f
Credit Suisse AG, Senior Note , 144A, 14.644%, 9/06/22 ........ Switzerland 10,332 36,803,984
Total Index-Linked Notes (Cost $34,999,753) ....................................
36,803,984
Principal
Amount
*
U.S. Government and Agency Securities 1.2%
U.S. Treasury Notes, 2.75%, 5/31/23 ....................... United States 50,000,000 52,768,554
Total U.S. Government and Agency Securities (Cost $50,003,806) .................
52,768,554
Asset-Backed Securities 0.2%
Airlines 0.2%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 9,758,250 10,840,227
Total Asset-Backed Securities (Cost $9,758,250) ................................
10,840,227
Mortgage-Backed Securities 1.3%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 3,016,199 3,300,697

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 52,542,168 $ 55,059,122
Total Mortgage-Backed Securities (Cost $59,243,001) ............................
58,359,819
Shares
Escrows and Litigation Trusts 0.2%
a,c
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 10,087,813
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
10,087,813
Total Long Term Investments (Cost $3,779,616,559) .............................
4,550,610,884
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 23,012,985 23,012,985
Total Money Market Funds (Cost $23,012,985) ..................................
23,012,985
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,443,000 4,443,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 4/01/21
(Maturity Value $1,111,849)
Collateralized by U.S. Government Note, 2%, 11/30/22 (valued at
$1,134,087) ........................................ 1,111,849 1,111,849
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,554,849) ............................................................
5,554,849
Total Short Term Investments (Cost $28,567,834 ) ................................
28,567,834
a
Total Investments (Cost $3,808,184,393) 99.3% ..................................
$4,579,178,718
Other Assets, less Liabilities 0.7% .............................................
32,248,549
Net Assets 100.0% ...........................................................
$4,611,427,267
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $1,181,175,190, representing 25.6% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Large Cap Growth VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Auto Components 0.7%
a
Aptiv plc ............................................ United States 6,805 $ 938,409
Automobiles 1.1%
a
Tesla, Inc. ........................................... United States 2,114 1,412,004
Beverages 1.4%
Constellation Brands, Inc., A ............................. United States 4,543 1,035,804
a
Monster Beverage Corp. ................................ United States 8,619 785,105
1,820,909
Biotechnology 1.7%
a
Heron Therapeutics, Inc. ................................ United States 46,656 756,294
a
Novavax , Inc. ........................................ United States 6,295 1,141,347
a
PTC Therapeutics, Inc. ................................. United States 5,541 262,366
2,160,007
Capital Markets 6.7%
a,b
ArcLight Clean Transition Corp., A ......................... United States 48,184 861,530
a,b
Churchill Capital Corp. IV, A .............................. United States 11,802 273,570
a
Dragoneer Growth Opportunities Corp. ..................... United States 28,900 300,560
Intercontinental Exchange, Inc. ........................... United States 8,106 905,278
MarketAxess Holdings, Inc. .............................. United States 2,192 1,091,440
MSCI, Inc. ........................................... United States 5,288 2,217,153
S&P Global, Inc. ...................................... United States 5,756 2,031,120
a
Soaring Eagle Acquisition Corp. .......................... United States 28,200 285,384
a,b
Social Capital Hedosophia Holdings Corp. V, A ............... United States 33,360 572,124
8,538,159
Chemicals 1.4%
Ecolab, Inc. .......................................... United States 3,064 655,911
Linde plc ............................................ United Kingdom 3,836 1,074,617
1,730,528
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 4,079 405,249
Electric Utilities 0.5%
NextEra Energy, Inc. ................................... United States 7,957 601,629
Entertainment 0.7%
a
Walt Disney Co. (The) .................................. United States 5,161 952,308
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp. .................................. United States 2,573 615,101
SBA Communications Corp. ............................. United States 10,005 2,776,888
3,391,989
Food Products 1.0%
a
Freshpet , Inc. ........................................ United States 3,595 570,922
Lamb Weston Holdings, Inc. ............................. United States 8,368 648,353
1,219,275
Health Care Equipment & Supplies 6.6%
Danaher Corp. ....................................... United States 6,124 1,378,390
a
Edwards Lifesciences Corp. ............................. United States 14,502 1,212,947
a
IDEXX Laboratories, Inc. ................................ United States 2,914 1,425,849
a
Intuitive Surgical, Inc. .................................. United States 1,472 1,087,720
a
Nevro Corp. ......................................... United States 7,224 1,007,748

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc. ........................ United States 8,039 $ 2,265,230
8,377,884
Health Care Providers & Services 2.7%
a
Guardant Health, Inc. .................................. United States 4,189 639,451
UnitedHealth Group, Inc. ................................ United States 7,501 2,790,897
3,430,348
Health Care Technology 1.8%
a
Veeva Systems, Inc., A ................................. United States 8,797 2,298,128
Hotels, Restaurants & Leisure 1.5%
a,b
Airbnb, Inc., A ........................................ United States 578 108,629
a
Chipotle Mexican Grill, Inc. .............................. United States 1,045 1,484,757
Starbucks Corp. ...................................... United States 3,163 345,621
1,939,007
Industrial Conglomerates 1.8%
Honeywell International, Inc. ............................. United States 5,450 1,183,032
Roper Technologies, Inc. ................................ United States 2,772 1,118,058
2,301,090
Interactive Media & Services 3.8%
a
Alphabet, Inc., A ...................................... United States 1,614 3,328,907
a,b
Bumble, Inc., A ....................................... United States 1,831 114,218
a
Facebook, Inc., A ..................................... United States 4,542 1,337,755
4,780,880
Internet & Direct Marketing Retail 9.3%
a
Amazon.com, Inc. ..................................... United States 3,395 10,504,402
a
Booking Holdings, Inc. ................................. United States 303 705,941
a,b
Coupang , Inc. ........................................ South Korea 10,600 523,110
11,733,453
IT Services 14.9%
a
Black Knight, Inc. ..................................... United States 8,806 651,556
Mastercard , Inc., A .................................... United States 16,271 5,793,290
a
Okta , Inc. ........................................... United States 2,456 541,376
a
PayPal Holdings, Inc. .................................. United States 10,097 2,451,955
a
Shopify, Inc., A ....................................... Canada 1,275 1,410,788
a
Snowflake, Inc., A ..................................... United States 3,244 743,784
a
Twilio , Inc., A ......................................... United States 6,672 2,273,551
Visa, Inc., A .......................................... United States 23,776 5,034,092
18,900,392
Life Sciences Tools & Services 1.4%
a
Illumina, Inc. ......................................... United States 1,942 745,845
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 3,180 113,335
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 72,288 911,612
1,770,792
Media 0.7%
a
Liberty Broadband Corp., C .............................. United States 6,068 911,110
Pharmaceuticals 1.7%
b
AstraZeneca plc, ADR .................................. United Kingdom 15,578 774,538
a
Catalent , Inc. ........................................ United States 8,389 883,446
a
Reata Pharmaceuticals, Inc., A ........................... United States 1,873 186,738

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc, A .................................. United States 6,186 $ 269,833
2,114,555
Professional Services 4.1%
a
CoStar Group, Inc. .................................... United States 3,638 2,990,036
TransUnion .......................................... United States 5,969 537,210
Verisk Analytics, Inc. ................................... United States 9,648 1,704,705
5,231,951
Road & Rail 1.1%
Union Pacific Corp. .................................... United States 6,047 1,332,819
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc. ................................... United States 6,369 987,705
Monolithic Power Systems, Inc. ........................... United States 4,430 1,564,720
NVIDIA Corp. ........................................ United States 5,352 2,857,593
5,410,018
Software 17.6%
a
Adobe, Inc. .......................................... United States 6,316 3,002,437
a
Atlassian Corp. plc, A .................................. United States 2,078 437,959
a
Autodesk, Inc. ........................................ United States 1,833 508,016
a
Avalara, Inc. ......................................... United States 920 122,756
a
Bill.com Holdings, Inc. .................................. United States 9,932 1,445,106
a
DocuSign, Inc. ....................................... United States 3,873 784,089
Intuit, Inc. ........................................... United States 2,867 1,098,233
Microsoft Corp. ....................................... United States 23,651 5,576,196
a
Paycom Software, Inc. ................................. United States 1,169 432,600
a
PTC, Inc. ........................................... United States 9,282 1,277,667
a
Qualtrics International, Inc., A ............................ United States 1,252 41,203
a
salesforce.com, Inc. ................................... United States 4,930 1,044,519
a
ServiceNow , Inc. ...................................... United States 7,809 3,905,359
a
Synopsys, Inc. ....................................... United States 4,198 1,040,181
a
Workday, Inc., A ...................................... United States 2,964 736,347
a
Zendesk , Inc. ........................................ United States 6,291 834,312
22,286,980
Specialty Retail 0.3%
a
Burlington Stores, Inc. .................................. United States 1,325 395,910
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. .......................................... United States 41,002 5,008,394
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ......................................... United States 6,665 885,712
Wireless Telecommunication Services 1.1%
a
T-Mobile US, Inc. ..................................... United States 11,021 1,380,821
Total Common Stocks (Cost $43,966,310) ......................................
123,660,710

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169
Short Term Investments 4.0%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.6%
d
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value
$3,333,395)
BNP Paribas Securities Corp. (Maturity Value $1,943,636)
Deutsche Bank Securities, Inc. (Maturity Value $466,509)
HSBC Securities (USA), Inc. (Maturity Value $923,250)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%,
9/20/42 - 3/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 -
2/15/25; and U.S. Treasury Note, 1.63%, 11/15/22
(valued at $3,401,655) ............................... 3,333,394 $ 3,333,394
Total Repurchase Agreements (Cost $3,333,394) ................................
3,333,394
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Country Shares
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,430,000 1,430,000
Principal
Amount
*
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $358,396)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $365,564) ............... 358,396 358,396
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,788,396) ............................................................
1,788,396
Total Short Term Investments (Cost $5,121,790 ) .................................
5,121,790
a
Total Investments (Cost $49,088,100) 101.6% ...................................
$128,782,500
Other Assets, less Liabilities (1.6)% ...........................................
(2,092,483)
Net Assets 100.0% ...........................................................
$126,690,017
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was
$911,612, representing 0.7% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.
e
See Note 9 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Global Discovery VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Aerospace & Defense 1.6%
BAE Systems plc ..................................... United Kingdom 1,168,837 $ 8,138,684
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 424,073 7,645
Automobiles 1.3%
b
General Motors Co. .................................... United States 119,200 6,849,232
Banks 8.3%
Citigroup, Inc. ........................................ United States 104,550 7,606,012
ING Groep NV ....................................... Netherlands 1,043,333 12,742,275
JPMorgan Chase & Co. ................................. United States 69,686 10,608,300
Wells Fargo & Co. ..................................... United States 313,466 12,247,117
43,203,704
Beverages 1.1%
Heineken NV ........................................ Netherlands 55,066 5,652,478
Biotechnology 0.7%
b
Alexion Pharmaceuticals, Inc. ............................ United States 24,400 3,731,004
Building Products 1.5%
Johnson Controls International plc ......................... United States 130,642 7,795,408
Capital Markets 2.0%
Credit Suisse Group AG, A .............................. Switzerland 800,231 8,466,831
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,275,797 1,846,278
10,313,109
Chemicals 3.0%
BASF SE ........................................... Germany 102,530 8,519,822
d
Covestro AG, 144A, Reg S .............................. Germany 105,956 7,128,198
15,648,020
Communications Equipment 1.0%
Cisco Systems, Inc. ................................... United States 101,280 5,237,189
Construction Materials 1.2%
b
LafargeHolcim Ltd. .................................... Switzerland 109,629 6,447,412
Consumer Finance 1.9%
Capital One Financial Corp. ............................. United States 79,688 10,138,704
Containers & Packaging 0.9%
International Paper Co. ................................. United States 91,200 4,931,184
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 161,150 10,255,586
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG .................................. Germany 541,807 10,918,342
Entertainment 1.7%
b
Walt Disney Co. (The) .................................. United States 49,191 9,076,723
Food Products 1.8%
Kraft Heinz Co. (The) .................................. United States 238,200 9,528,000
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 101,613 12,003,544
Health Care Providers & Services 4.9%
Anthem, Inc. ......................................... United States 28,932 10,385,141

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 199,991 $ 15,045,323
25,430,464
Hotels, Restaurants & Leisure 1.2%
b
Accor SA ........................................... France 167,404 6,306,555
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 625,050 8,206,907
Insurance 9.5%
b
Alleghany Corp. ...................................... United States 7,530 4,715,964
China Pacific Insurance Group Co. Ltd., H ................... China 1,467,708 5,809,335
Everest Re Group Ltd. ................................. United States 18,378 4,554,252
Hartford Financial Services Group, Inc. (The) ................ United States 249,996 16,697,233
NN Group NV ........................................ Netherlands 247,108 12,053,256
Willis Towers Watson plc ................................ United States 24,600 5,630,448
49,460,488
IT Services 2.5%
Capgemini SE ........................................ France 18,221 3,097,797
Cognizant Technology Solutions Corp., A .................... United States 127,760 9,980,611
13,078,408
Media 2.7%
b
Charter Communications, Inc., A .......................... United States 22,786 14,059,418
Oil, Gas & Consumable Fuels 8.5%
BP plc .............................................. United Kingdom 2,966,046 12,046,202
e
Canadian Natural Resources Ltd. ......................... Canada 294,300 9,097,354
Inter Pipeline Ltd. ..................................... Canada 114,336 1,634,801
Kinder Morgan, Inc. .................................... United States 499,770 8,321,171
Williams Cos., Inc. (The) ................................ United States 555,801 13,166,926
44,266,454
Pharmaceuticals 10.2%
b
Elanco Animal Health, Inc. ............................... United States 71,598 2,108,561
Eli Lilly and Co. ....................................... United States 48,735 9,104,673
GlaxoSmithKline plc ................................... United Kingdom 907,008 16,054,271
Merck & Co., Inc. ..................................... United States 170,016 13,106,533
Novartis AG, ADR ..................................... Switzerland 149,597 12,787,552
53,161,590
Semiconductors & Semiconductor Equipment 2.6%
b
Inphi Corp. .......................................... United States 8,200 1,462,962
b
Renesas Electronics Corp. .............................. Japan 715,363 7,832,378
Xilinx, Inc. ........................................... United States 34,500 4,274,550
13,569,890
Software 4.5%
b
Avaya Holdings Corp. .................................. United States 4 112
b
Check Point Software Technologies Ltd. .................... Israel 83,559 9,356,101
Oracle Corp. ......................................... United States 142,000 9,964,140
b
Slack Technologies, Inc., A .............................. United States 103,300 4,197,079
23,517,432
Technology Hardware, Storage & Peripherals 4.4%
Catcher Technology Co. Ltd. ............................. Taiwan 411,000 3,062,114
Samsung Electronics Co. Ltd. ............................ South Korea 122,561 8,897,487

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................................. United States 166,446 $ 11,110,270
23,069,871
Textiles, Apparel & Luxury Goods 1.4%
Cie Financiere Richemont SA ............................ Switzerland 73,673 7,075,075
Tobacco 3.6%
Altria Group, Inc. ...................................... United States 146,484 7,494,122
British American Tobacco plc ............................. United Kingdom 290,877 11,054,767
18,548,889
Wireless Telecommunication Services 0.7%
Vodafone Group plc ................................... United Kingdom 2,125,964 3,876,295
Total Common Stocks (Cost $351,773,217) .....................................
483,503,704
Preferred Stocks 1.1%
Automobiles 1.1%
f
Volkswagen AG, 2.04% ................................. Germany 21,093 5,903,865
Total Preferred Stocks (Cost $2,867,111) .......................................
5,903,865
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 3,649 29,776
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 147,346 56,129
Total Warrants (Cost $—) .....................................................
85,905
Principal
Amount
*
Corporate Bonds 3.0%
Airlines 1.8%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 2,023,000 2,107,845
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 162,000 172,514
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 3,988,000 4,938,101
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 2,060,000 2,260,850
9,479,310
Diversified Telecommunication Services 1.0%
g
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 3,610,000 2,477,362
Senior Note, 11%, 9/15/25 ............................. United States 4,065,000 2,787,066
5,264,428
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 829,000 917,877
Total Corporate Bonds (Cost $16,155,741) ......................................
15,661,615

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
i,j
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 423,000 $ 433,907
Total Senior Floating Rate Interests (Cost $418,770) .............................
433,907
Shares
Companies in Liquidation 0.0%
†
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 5,912,264 8,868
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $185,800) .................................
8,868
Total Long Term Investments (Cost $371,400,639) ...............................
505,597,864
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
l
U.S. Treasury Bills ,
6/15/21 ........................................... United States 3,000,000 3,000,000
7/08/21 ........................................... United States 1,500,000 1,499,944
7/22/21 ........................................... United States 2,000,000 1,999,922
8/26/21 ........................................... United States 2,000,000 1,999,857
8,499,723
Total U.S. Government and Agency Securities (Cost $8,498,258) ..................
8,499,723
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Shares
Money Market Funds 0.2%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,292,000 1,292,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
o
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $323,854)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $330,331) ............... 323,854 $ 323,854
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,615,854) ............................................................
1,615,854
Total Short Term Investments (Cost $10,114,112 ) ................................
10,115,577
a
Total Investments (Cost $381,514,751) 98.8% ...................................
$515,713,441
Securities Sold Short (3.1)% ..................................................
(15,989,734)
Other Assets, less Liabilities 4.3% .............................................
21,943,669
Net Assets 100.0% ...........................................................
$521,667,376
Shares
Securities Sold Short (3.1)%
Common Stocks (3.1)%
Insurance (1.2)%
Aon plc, A ........................................... United States 26,568 (6,113,562)
Pharmaceuticals (0.5)%
AstraZeneca plc, ADR .................................. United Kingdom 51,833 (2,577,137)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc. ............................ United States 59,458 (4,667,453)
Marvell Technology Group Ltd. ........................... United States 19,049 (933,020)
(5,600,473)
Software (0.3)%
salesforce.com, Inc. ................................... United States 8,017 (1,698,562)
Total Common Stocks (Proceeds $16,249,081) ..................................
(15,989,734)
Total Securities Sold Short (Proceeds $16,249,081) ..............................
$(15,989,734)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $19,371,663, representing 3.7% of net assets.
e
A portion or all of the security is on loan at March 31, 2021.
f
Variable rate security. The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
m
See Note 9 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,796,850 6/14/21 $ 216,135
Foreign Exchange GBP/USD ................... Short 112 9,646,700 6/14/21 82,977
Total Futures Contracts ...................................................................... $299,112
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 2,572,927,350 2,336,793 5/14/21 $ — $ (55,240)
South Korean Won .. HSBK Sell 5,698,790,095 5,083,226 5/14/21 29,801 —
South Korean Won .. UBSW Buy 656,801,363 602,732 5/14/21 — (20,310)
South Korean Won .. UBSW Sell 926,097,546 832,597 5/14/21 11,376 —
Canadian Dollar .... HSBK Sell 1,198,240 957,920 5/17/21 4,447 —
Canadian Dollar .... UBSW Sell 779,350 619,522 5/17/21 — (628)
Swiss Franc ....... BOFA Buy 342,428 363,359 5/17/21 — (601)
Swiss Franc ....... HSBK Buy 38,706 41,621 5/17/21 — (617)
Swiss Franc ....... HSBK Sell 4,236,400 4,772,548 5/17/21 284,636 —
Swiss Franc ....... UBSW Buy 1,211,961 1,287,677 5/17/21 — (3,763)
Swiss Franc ....... UBSW Sell 5,341,058 5,970,491 5/17/21 312,337 —
British Pound ...... BOFA Buy 195,240 266,763 5/19/21 2,404 —
British Pound ...... HSBK Buy 247,971 340,059 5/19/21 1,805 —
British Pound ...... HSBK Sell 4,621,535 6,316,860 5/19/21 — (54,579)
British Pound ...... UBSW Buy 618,778 851,859 5/19/21 1,213 —
British Pound ...... UBSW Sell 891,742 1,236,631 5/19/21 7,238 —
New Taiwan Dollar .. HSBK Sell 37,603,518 1,326,871 5/28/21 — (1,389)
New Taiwan Dollar .. UBSW Sell 41,719,482 1,473,395 5/28/21 — (251)
South Korean Won .. HSBK Buy 2,288,250,675 2,082,765 6/18/21 — (53,579)
South Korean Won .. HSBK Sell 6,252,499,822 5,658,966 6/18/21 114,344 —
South Korean Won .. UBSW Sell 178,093,425 160,842 6/18/21 2,911 —
Euro ............. HSBK Sell 27,536,551 33,507,849 8/23/21 1,119,297 —
Euro ............. UBSW Sell 105,538 129,485 8/23/21 5,351 —
Total Forward Exchange Contracts ................................................... $1,897,160 $(190,957)
Net unrealized appreciation (depreciation) ............................................ $1,706,203
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169 .
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Shares VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Aerospace & Defense 1.9%
BAE Systems plc ..................................... United Kingdom 1,248,171 $ 8,691,092
Huntington Ingalls Industries, Inc. ......................... United States 233,644 48,095,617
56,786,709
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 1,730,515 31,198
Automobiles 1.0%
b
General Motors Co. .................................... United States 548,050 31,490,953
Banks 9.1%
Bank of America Corp. ................................. United States 1,220,023 47,202,690
Citigroup, Inc. ........................................ United States 945,811 68,807,750
JPMorgan Chase & Co. ................................. United States 425,783 64,816,946
Synovus Financial Corp. ................................ United States 884,068 40,446,111
Wells Fargo & Co. ..................................... United States 1,368,389 53,462,958
274,736,455
Beverages 1.0%
Heineken NV ........................................ Netherlands 287,646 29,526,614
Biotechnology 0.7%
b
Alexion Pharmaceuticals, Inc. ............................ United States 141,800 21,682,638
Building Products 2.1%
Johnson Controls International plc ......................... United States 1,052,349 62,793,665
Capital Markets 1.0%
Credit Suisse Group AG, A .............................. Switzerland 2,740,559 28,996,439
Communications Equipment 1.1%
Cisco Systems, Inc. ................................... United States 645,776 33,393,077
Consumer Finance 2.3%
Capital One Financial Corp. ............................. United States 558,978 71,118,771
Containers & Packaging 1.2%
International Paper Co. ................................. United States 693,584 37,502,087
Diversified Financial Services 1.6%
Voya Financial, Inc. .................................... United States 758,210 48,252,484
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 9,214,017
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 489,900 29,163,747
Pinnacle West Capital Corp. ............................. United States 367,001 29,855,531
59,019,278
Electrical Equipment 2.3%
b
Sensata Technologies Holding plc ......................... United States 1,213,770 70,337,971
Entertainment 1.8%
b
Walt Disney Co. (The) .................................. United States 294,749 54,387,085
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexander's, Inc. ...................................... United States 31,088 8,620,703
Uniti Group, Inc. ...................................... United States 517,941 5,712,889
Vornado Realty Trust ................................... United States 671,142 30,463,135
44,796,727

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.1%
Kroger Co. (The) ...................................... United States 896,815 $ 32,276,372
Food Products 3.9%
Archer-Daniels-Midland Co. ............................. United States 647,613 36,913,941
Conagra Brands, Inc. .................................. United States 392,822 14,770,107
Kraft Heinz Co. (The) .................................. United States 1,666,894 66,675,760
118,359,808
Health Care Equipment & Supplies 2.4%
Medtronic plc ........................................ United States 628,839 74,284,751
Health Care Providers & Services 4.8%
Anthem, Inc. ......................................... United States 183,694 65,936,961
CVS Health Corp. ..................................... United States 1,050,642 79,039,798
144,976,759
Household Durables 2.7%
Lennar Corp., A ....................................... United States 346,874 35,114,055
Newell Brands, Inc. .................................... United States 1,691,343 45,294,166
80,408,221
Household Products 0.8%
Energizer Holdings, Inc. ................................ United States 494,021 23,446,237
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 3,783,136 49,672,576
Insurance 8.3%
b
Alleghany Corp. ...................................... United States 101,450 63,537,120
Everest Re Group Ltd. ................................. United States 169,992 42,125,718
Hartford Financial Services Group, Inc. (The) ................ United States 1,053,334 70,352,178
MetLife, Inc. ......................................... United States 732,181 44,509,283
Willis Towers Watson plc ................................ United States 142,900 32,706,952
253,231,251
IT Services 1.9%
Cognizant Technology Solutions Corp., A .................... United States 748,658 58,485,163
Media 5.0%
b
Charter Communications, Inc., A .......................... United States 135,066 83,338,423
Comcast Corp., A ..................................... United States 1,282,070 69,372,808
152,711,231
Oil, Gas & Consumable Fuels 5.2%
BP plc .............................................. United Kingdom 13,763,147 55,897,195
Kinder Morgan, Inc. .................................... United States 1,821,394 30,326,210
Williams Cos., Inc. (The) ................................ United States 3,032,181 71,832,368
158,055,773
Pharmaceuticals 9.2%
b
Elanco Animal Health, Inc. ............................... United States 386,675 11,387,579
Eli Lilly and Co. ....................................... United States 275,556 51,479,372
GlaxoSmithKline plc ................................... United Kingdom 4,053,650 71,750,631
Merck & Co., Inc. ..................................... United States 1,024,030 78,942,473
Novartis AG, ADR ..................................... Switzerland 770,815 65,889,266
279,449,321
Semiconductors & Semiconductor Equipment 1.1%
b
Inphi Corp. .......................................... United States 47,300 8,438,793

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ........................................... United States 200,200 $ 24,804,780
33,243,573
Software 4.6%
b
Avaya Holdings Corp. .................................. United States 116 3,251
NortonLifeLock , Inc. ................................... United States 2,055,075 43,690,895
Oracle Corp. ......................................... United States 1,042,510 73,152,927
b
Slack Technologies, Inc., A .............................. United States 596,500 24,235,795
141,082,868
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —
Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd. ............................ South Korea 772,366 56,070,986
Western Digital Corp. .................................. United States 795,682 53,111,773
109,182,759
Textiles, Apparel & Luxury Goods 1.5%
b
PVH Corp. .......................................... United States 417,411 44,120,343
Tobacco 2.8%
Altria Group, Inc. ...................................... United States 674,777 34,521,592
British American Tobacco plc ............................. United Kingdom 1,292,980 49,139,646
83,661,238
Wireless Telecommunication Services 1.6%
b
T-Mobile US, Inc. ..................................... United States 386,944 48,480,214
Total Common Stocks (Cost $1,932,413,023) ....................................
2,819,194,626
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 519,581
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 64,513 526,426
Total Warrants (Cost $436,130) ................................................
1,046,007
Principal
Amount
*
Corporate Bonds 4.0%
Airlines 1.6%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 11,841,000 12,337,612
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 947,000 1,008,460
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 17,841,000 22,091,440
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,070,000 12,149,325
47,586,837
Diversified Telecommunication Services 1.1%
e
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 22,633,000 15,531,896

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
e
Frontier Communications Corp., (continued)
Senior Note, 11%, 9/15/25 ............................. United States 25,535,000 $ 17,507,434
33,039,330
Machinery 0.2%
d
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 4,878,200 5,369,069
Multiline Retail 0.1%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 4,438,000 4,913,798
Software 1.0%
d
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 23,445,000 24,060,431
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 6,752,000 7,021,405
31,081,836
Total Corporate Bonds (Cost $123,658,243) .....................................
121,990,870
f
Senior Floating Rate Interests 0.5%
Airlines 0.1%
g,h
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 2,477,000 2,540,869
Software 0.4%
g,h
Veritas US, Inc., USD Term Loan , B , TBD, 9/01/25 ............. United States 12,696,776 12,736,453
Total Senior Floating Rate Interests (Cost $14,962,939) ..........................
15,277,322
Asset-Backed Securities 0.2%
Airlines 0.2%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 5,316,363 5,319,058
Total Asset-Backed Securities (Cost $5,236,618) ................................
5,319,058
Shares
Companies in Liquidation 0.0%
†
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 90,618,405 135,928
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $2,834,275) ...............................
135,928
Total Long Term Investments (Cost $2,079,541,228) .............................
2,962,963,811
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
j
U.S. Treasury Bills ,
6/22/21 ........................................... United States 1,500,000 1,499,973
7/08/21 ........................................... United States 8,000,000 7,999,700

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
j
U.S. Treasury Bills, (continued)
7/22/21 ........................................... United States 10,000,000 $ 9,999,611
8/05/21 ........................................... United States 1,000,000 999,959
8/12/21 ........................................... United States 1,000,000 999,955
8/26/21 ........................................... United States 20,000,000 19,998,571
41,497,769
Total U.S. Government and Agency Securities (Cost $41,491,124) .................
41,497,769
Total Short Term Investments (Cost $41,491,124 ) ................................
41,497,769
a
Total Investments (Cost $2,121,032,352) 99.0% ..................................
$3,004,461,580
Securities Sold Short (3.1)% ..................................................
(92,763,569)
Other Assets, less Liabilities 4.1% .............................................
123,235,057
Net Assets 100.0% ...........................................................
$3,034,933,068
Shares
Securities Sold Short (3.1)%
Common Stocks (3.1)%
Insurance (1.2)%
Aon plc, A ........................................... United States 154,332 (35,513,336)
Pharmaceuticals (0.5)%
AstraZeneca plc, ADR .................................. United Kingdom 301,225 (14,976,907)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc. ............................ United States 345,025 (27,084,463)
Marvell Technology Group Ltd. ........................... United States 109,878 (5,381,824)
(32,466,287)
Software (0.3)%
salesforce.com, Inc. ................................... United States 46,288 (9,807,039)
Total Common Stocks (Proceeds $94,273,507) ..................................
(92,763,569)
Total Securities Sold Short (Proceeds $94,273,507) ..............................
$(92,763,569)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $88,951,540, representing 2.9% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 169 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,724,225 6/14/21 $ 89,771
Foreign Exchange GBP/USD ................... Short 256 22,049,600 6/14/21 189,274
Total Futures Contracts ...................................................................... $279,045
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 15,981,640,747 14,442,764 5/14/21 $ — $ (270,980)
South Korean Won .. HSBK Sell 34,999,519,250 31,308,786 5/14/21 272,822 —
South Korean Won .. UBSW Buy 7,625,437,950 7,026,758 5/14/21 — (264,871)
South Korean Won .. UBSW Sell 18,226,354,882 16,348,012 5/14/21 185,719 —
Swiss Franc ....... BOFA Buy 1,172,253 1,243,906 5/17/21 — (2,057)
Swiss Franc ....... HSBK Buy 146,885 157,948 5/17/21 — (2,342)
Swiss Franc ....... HSBK Sell 16,076,804 18,111,444 5/17/21 1,080,170 —
Swiss Franc ....... UBSW Buy 4,562,422 4,848,778 5/17/21 — (15,488)
Swiss Franc ....... UBSW Sell 17,148,877 19,286,202 5/17/21 1,119,207 —
British Pound ...... BOFA Buy 1,237,787 1,691,022 5/19/21 15,443 —
British Pound ...... HSBK Buy 4,074,202 5,626,092 5/19/21 — (9,228)
British Pound ...... HSBK Sell 14,265,670 19,489,231 5/19/21 — (178,012)
British Pound ...... SSBT Buy 2,493,347 3,484,375 5/19/21 — (46,945)
British Pound ...... UBSW Buy 2,375,108 3,252,862 5/19/21 21,560 —
British Pound ...... UBSW Sell 671,979 929,616 5/19/21 3,198 —
South Korean Won .. HSBK Buy 15,197,051,000 13,879,452 6/18/21 — (402,936)
South Korean Won .. HSBK Sell 39,878,506,618 36,100,480 6/18/21 736,819 —
South Korean Won .. UBSW Sell 9,030,995,877 8,156,146 6/18/21 147,595 —
Euro ............. BOFA Buy 197,993 241,746 8/23/21 — (8,866)
Euro ............. HSBK Buy 456,937 553,962 8/23/21 — (16,513)
Euro ............. HSBK Sell 4,542,573 5,523,939 8/23/21 180,956 —
Euro ............. SSBT Sell 5,252,745 6,252,151 8/23/21 73,863 —
Euro ............. UBSW Sell 2,422,590 2,899,264 8/23/21 49,808 —
Total Forward Exchange Contracts ................................................... $3,887,160 $(1,218,238)
Net unrealized appreciation (depreciation) ............................................ $2,668,922
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Rising Dividends VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 3.7%
General Dynamics Corp. ................................ United States 111,152 $ 20,180,757
Raytheon Technologies Corp. ............................ United States 496,246 38,344,928
58,525,685
Air Freight & Logistics 1.9%
United Parcel Service, Inc., B ............................ United States 180,517 30,686,085
Banks 0.8%
JPMorgan Chase & Co. ................................. United States 88,300 13,441,909
Beverages 1.6%
PepsiCo, Inc. ........................................ United States 178,830 25,295,503
Biotechnology 1.0%
AbbVie, Inc. ......................................... United States 142,236 15,392,780
Building Products 1.8%
Johnson Controls International plc ......................... United States 471,510 28,135,002
Capital Markets 1.0%
Nasdaq, Inc. ......................................... United States 114,000 16,810,440
Chemicals 10.3%
Air Products and Chemicals, Inc. .......................... United States 169,167 47,593,444
Albemarle Corp. ...................................... United States 228,510 33,387,596
Ecolab, Inc. .......................................... United States 120,309 25,754,548
Linde plc ............................................ United Kingdom 199,132 55,784,838
Sherwin-Williams Co. (The) .............................. United States 2,200 1,623,622
164,144,048
Commercial Services & Supplies 1.7%
Cintas Corp. ......................................... United States 80,372 27,431,767
Electrical Equipment 0.6%
nVent Electric plc ..................................... United States 331,626 9,255,682
Food & Staples Retailing 1.5%
Walmart, Inc. ........................................ United States 171,308 23,268,766
Food Products 1.4%
McCormick & Co., Inc. ................................. United States 250,094 22,298,381
Health Care Equipment & Supplies 14.0%
Abbott Laboratories .................................... United States 300,195 35,975,369
Becton Dickinson and Co. ............................... United States 160,815 39,102,167
Medtronic plc ........................................ United States 373,554 44,127,934
Stryker Corp. ........................................ United States 243,245 59,249,617
West Pharmaceutical Services, Inc. ........................ United States 158,701 44,718,768
223,173,855
Health Care Providers & Services 2.6%
CVS Health Corp. ..................................... United States 131,893 9,922,310
UnitedHealth Group, Inc. ................................ United States 84,100 31,291,087
41,213,397
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ..................................... United States 125,599 28,151,760
Household Products 2.9%
Colgate-Palmolive Co. ................................. United States 241,440 19,032,715
Procter & Gamble Co. (The) ............................. United States 195,994 26,543,468
45,576,183

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 8.0%
Carlisle Cos., Inc. ..................................... United States 76,202 $ 12,541,325
Honeywell International, Inc. ............................. United States 205,475 44,602,459
Roper Technologies, Inc. ................................ United States 175,183 70,658,311
127,802,095
Insurance 1.1%
Aflac, Inc. ........................................... United States 60,204 3,081,241
Erie Indemnity Co., A ................................... United States 62,970 13,910,702
16,991,943
IT Services 6.4%
Accenture plc, A ...................................... United States 230,078 63,559,048
Visa, Inc., A .......................................... United States 183,062 38,759,717
102,318,765
Machinery 3.4%
Donaldson Co., Inc. ................................... United States 181,797 10,573,314
Dover Corp. ......................................... United States 184,088 25,243,987
Pentair plc .......................................... United States 292,694 18,240,690
54,057,991
Multiline Retail 2.6%
Target Corp. ......................................... United States 211,937 41,978,362
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ....................................... United States 149,794 15,696,913
EOG Resources, Inc. .................................. United States 122,961 8,918,361
Exxon Mobil Corp. ..................................... United States 143,861 8,031,760
32,647,034
Pharmaceuticals 2.7%
Johnson & Johnson ................................... United States 189,429 31,132,656
Pfizer, Inc. ........................................... United States 328,815 11,912,968
43,045,624
Road & Rail 1.5%
Norfolk Southern Corp. ................................. United States 88,747 23,830,344
Semiconductors & Semiconductor Equipment 7.1%
Analog Devices, Inc. ................................... United States 341,319 52,931,751
Texas Instruments, Inc. ................................. United States 318,168 60,130,570
113,062,321
Software 8.4%
Microsoft Corp. ....................................... United States 572,028 134,867,042
Specialty Retail 4.0%
Lowe's Cos., Inc. ...................................... United States 190,900 36,305,362
Ross Stores, Inc. ..................................... United States 234,930 28,170,456
64,475,818
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., B ......................................... United States 280,384 37,260,230
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ..................................... United States 37,793 15,152,347
Total Common Stocks (Cost $615,556,251) .....................................
1,580,291,159

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 16,757,163 $ 16,757,163
Total Money Market Funds (Cost $16,757,163) ..................................
16,757,163
Total Short Term Investments (Cost $16,757,163 ) ................................
16,757,163
a
Total Investments (Cost $632,313,414) 100.0% ..................................
$1,597,048,322
Other Assets, less Liabilities 0.0%
†
............................................
(248,014)
Net Assets 100.0% ...........................................................
$1,596,800,308
†
Rounds to less than 0.1% of net assets.
a
See Note 9 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Small Cap Value VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 1.3%
a
Meggitt plc .......................................... United Kingdom 2,595,830 $ 17,066,844
Auto Components 0.2%
LCI Industries ........................................ United States 17,908 2,368,870
Automobiles 1.3%
Thor Industries, Inc. ................................... United States 133,070 17,929,852
Banks 15.1%
Atlantic Union Bankshares Corp. .......................... United States 403,153 15,464,949
Bryn Mawr Bank Corp. ................................. United States 445,467 20,273,203
Camden National Corp. ................................. United States 14,500 693,970
Columbia Banking System, Inc. ........................... United States 690,779 29,765,667
First Horizon Corp. .................................... United States 2,168,307 36,666,071
First of Long Island Corp. (The) ........................... United States 614,355 13,055,044
German American Bancorp, Inc. .......................... United States 264,066 12,205,131
Glacier Bancorp, Inc. ................................... United States 60,096 3,430,280
Lakeland Financial Corp. ................................ United States 192,875 13,345,021
Peoples Bancorp, Inc. .................................. United States 289,712 9,609,747
South State Corp. ..................................... United States 370,965 29,124,462
TriCo Bancshares ..................................... United States 193,311 9,157,142
Washington Trust Bancorp, Inc. ........................... United States 278,797 14,394,289
207,184,976
Building Products 3.4%
Apogee Enterprises, Inc. ................................ United States 369,483 15,104,465
Insteel Industries, Inc. .................................. United States 313,210 9,659,396
a
Masonite International Corp. ............................. United States 20,620 2,376,249
UFP Industries, Inc. .................................... United States 247,149 18,743,780
45,883,890
Chemicals 8.4%
Ashland Global Holdings, Inc. ............................ United States 218,999 19,440,541
Avient Corp. ......................................... United States 732,244 34,613,174
Cabot Corp. ......................................... United States 455,854 23,904,984
a
Elementis plc ........................................ United Kingdom 4,300,282 7,439,023
Minerals Technologies, Inc. .............................. United States 400,489 30,164,832
115,562,554
Communications Equipment 1.8%
a
NetScout Systems, Inc. ................................. United States 870,637 24,517,138
Construction & Engineering 2.8%
Argan , Inc. .......................................... United States 193,069 10,300,231
a
Great Lakes Dredge & Dock Corp. ........................ United States 482,868 7,040,216
a
WillScot Mobile Mini Holdings Corp. ....................... United States 763,212 21,179,133
38,519,580
Construction Materials 1.2%
a
Summit Materials, Inc., A ................................ United States 606,458 16,992,953
Electric Utilities 0.5%
IDACORP, Inc. ....................................... United States 72,101 7,207,937
Electrical Equipment 1.0%
Regal Beloit Corp. ..................................... United States 95,696 13,653,905
Electronic Equipment, Instruments & Components 2.1%
Benchmark Electronics, Inc. ............................. United States 454,269 14,045,998

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Knowles Corp. ....................................... United States 670,160 $ 14,019,747
28,065,745
Energy Equipment & Services 0.5%
Hunting plc .......................................... United Kingdom 1,395,634 4,924,779
a
Natural Gas Services Group, Inc. ......................... United States 173,987 1,642,437
6,567,216
Equity Real Estate Investment Trusts (REITs) 0.8%
Healthcare Realty Trust, Inc. ............................. United States 146,090 4,429,449
Highwoods Properties, Inc. .............................. United States 90,459 3,884,310
a
Sunstone Hotel Investors, Inc. ............................ United States 172,690 2,151,717
10,465,476
Food & Staples Retailing 0.1%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 20,543 921,559
Food Products 1.8%
Glanbia plc .......................................... Ireland 1,599,809 23,741,352
Maple Leaf Foods, Inc. ................................. Canada 46,547 1,061,085
24,802,437
Gas Utilities 0.2%
Spire, Inc. ........................................... United States 30,218 2,232,808
Health Care Equipment & Supplies 3.8%
a
Envista Holdings Corp. ................................. United States 599,764 24,470,371
a
Integer Holdings Corp. ................................. United States 294,911 27,161,303
51,631,674
Hotels, Restaurants & Leisure 5.7%
a
Dalata Hotel Group plc ................................. Ireland 2,046,759 10,140,125
a
Denny's Corp. ........................................ United States 1,520,103 27,529,065
a
Hilton Grand Vacations, Inc. ............................. United States 347,211 13,016,940
Jack in the Box, Inc. ................................... United States 235,448 25,847,482
Wyndham Hotels & Resorts, Inc. .......................... United States 19,847 1,384,924
77,918,536
Household Durables 0.2%
a
M/I Homes, Inc. ....................................... United States 54,909 3,243,475
Insurance 11.4%
CNO Financial Group, Inc. .............................. United States 1,314,787 31,936,176
Hanover Insurance Group, Inc. (The) ....................... United States 299,982 38,835,670
Horace Mann Educators Corp. ........................... United States 808,634 34,941,075
Old Republic International Corp. .......................... United States 1,629,344 35,584,873
Selective Insurance Group, Inc. ........................... United States 198,823 14,422,620
155,720,414
Leisure Products 2.8%
BRP, Inc. ............................................ United States 61,123 5,299,629
Brunswick Corp. ...................................... United States 347,684 33,158,623
38,458,252
Machinery 17.2%
Astec Industries, Inc. ................................... United States 178,653 13,474,009
Columbus McKinnon Corp. .............................. United States 315,577 16,649,842
Greenbrier Cos., Inc. (The) .............................. United States 723,275 34,153,045
Hillenbrand, Inc. ...................................... United States 706,158 33,690,798
a
Meritor, Inc. .......................................... United States 406,142 11,948,698

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Industries, Inc. ................................. United States 233,931 $ 9,673,047
Mueller Water Products, Inc., A ........................... United States 1,471,248 20,435,635
Oshkosh Corp. ....................................... United States 254,432 30,190,901
REV Group, Inc. ...................................... United States 164,897 3,159,427
Rexnord Corp. ....................................... United States 586,308 27,609,244
Timken Co. (The) ..................................... United States 416,327 33,793,263
234,777,909
Metals & Mining 0.9%
Kaiser Aluminum Corp. ................................. United States 44,451 4,911,835
Reliance Steel & Aluminum Co. ........................... United States 52,085 7,932,025
12,843,860
Multi-Utilities 1.3%
Black Hills Corp. ...................................... United States 270,152 18,038,049
Oil, Gas & Consumable Fuels 3.6%
Crescent Point Energy Corp. ............................. Canada 8,237,868 34,346,299
a
Green Plains, Inc. ..................................... United States 555,967 15,050,027
49,396,326
Paper & Forest Products 0.7%
Glatfelter Corp. ....................................... United States 518,299 8,888,828
Professional Services 0.8%
Kforce , Inc. .......................................... United States 213,631 11,450,622
Software 1.5%
a
ACI Worldwide, Inc. .................................... United States 428,999 16,323,412
Software AG ......................................... Germany 111,335 4,689,824
21,013,236
Specialty Retail 3.2%
a
Boot Barn Holdings, Inc. ................................ United States 77,918 4,855,070
a
Dufry AG ............................................ Switzerland 184,389 12,582,256
Group 1 Automotive, Inc. ................................ United States 164,349 25,932,629
43,369,955
Textiles, Apparel & Luxury Goods 1.4%
a
Carter's, Inc. ......................................... United States 136,832 12,168,470
Wolverine World Wide, Inc. .............................. United States 194,401 7,449,446
19,617,916
Thrifts & Mortgage Finance 0.4%
TrustCo Bank Corp. ................................... United States 782,700 5,768,499
Trading Companies & Distributors 1.6%
McGrath RentCorp .................................... United States 271,297 21,880,103
Total Common Stocks (Cost $965,714,079) .....................................
1,353,961,394

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169 .
Short Term Investments 0.7%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 9,774,685 $ 9,774,685
Total Money Market Funds (Cost $9,774,685) ...................................
9,774,685
Total Short Term Investments (Cost $9,774,685 ) .................................
9,774,685
a
Total Investments (Cost $975,488,764) 99.7% ...................................
$1,363,736,079
Other Assets, less Liabilities 0.3% .............................................
4,333,648
Net Assets 100.0% ...........................................................
$1,368,069,727
a
Non-income producing.
b
See Note 9 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 1.6%
a
Mercury Systems, Inc. .................................. United States 61,300 $ 4,330,845
a
TransDigm Group, Inc. ................................. United States 8,300 4,879,736
9,210,581
Airlines 0.6%
a
Southwest Airlines Co. ................................. United States 52,100 3,181,226
Banks 0.4%
a
SVB Financial Group ................................... United States 5,000 2,468,300
Biotechnology 3.2%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 50,400 2,259,936
a
Global Blood Therapeutics, Inc. ........................... United States 71,700 2,921,775
a
Heron Therapeutics, Inc. ................................ United States 143,500 2,326,135
a
Iovance Biotherapeutics , Inc. ............................. United States 100,705 3,188,320
a
Mirati Therapeutics, Inc. ................................ United States 6,400 1,096,320
a
PTC Therapeutics, Inc. ................................. United States 52,000 2,462,200
a
Rocket Pharmaceuticals, Inc. ............................ United States 26,300 1,166,931
a
Seagen , Inc. ......................................... United States 21,700 3,013,262
18,434,879
Capital Markets 5.0%
Ares Management Corp. ................................ United States 90,200 5,053,906
a,b,c,d
Churchill Capital Corp. IV ............................... United States 79,866 1,197,990
MarketAxess Holdings, Inc. .............................. United States 11,300 5,626,496
MSCI, Inc. ........................................... United States 21,000 8,804,880
a
Soaring Eagle Acquisition Corp. .......................... United States 123,300 1,247,796
a,b,d
Spartan Acquisition Corp. II, A ............................ United States 108,057 1,080,570
Tradeweb Markets, Inc., A ............................... United States 78,100 5,779,400
28,791,038
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 60,900 6,050,415
Construction Materials 0.5%
Martin Marietta Materials, Inc. ............................ United States 8,300 2,787,306
Containers & Packaging 1.1%
Ball Corp. ........................................... United States 74,300 6,296,182
Electronic Equipment, Instruments & Components 1.6%
Cognex Corp. ........................................ United States 14,100 1,170,159
a
Keysight Technologies, Inc. .............................. United States 55,050 7,894,170
9,064,329
Entertainment 2.6%
a
Roku, Inc. ........................................... United States 20,656 6,729,105
a
Spotify Technology SA .................................. United States 8,500 2,277,575
a
Zynga, Inc., A ........................................ United States 543,200 5,546,072
14,552,752
Equity Real Estate Investment Trusts (REITs) 2.0%
SBA Communications Corp. ............................. United States 31,757 8,814,155
Terreno Realty Corp. ................................... United States 48,150 2,781,626
11,595,781
Food & Staples Retailing 0.5%
a
Grocery Outlet Holding Corp. ............................ United States 80,000 2,951,200
Food Products 0.7%
a,e
Beyond Meat, Inc. ..................................... United States 8,800 1,145,056

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
a
Freshpet , Inc. ........................................ United States 17,200 $ 2,731,532
3,876,588
Health Care Equipment & Supplies 7.2%
a
Align Technology, Inc. .................................. United States 8,000 4,332,240
a
DexCom , Inc. ........................................ United States 7,988 2,870,807
a
IDEXX Laboratories, Inc. ................................ United States 23,550 11,523,251
a
Inari Medical, Inc. ..................................... United States 31,400 3,359,800
a
Insulet Corp. ......................................... United States 20,500 5,348,860
a
iRhythm Technologies, Inc. .............................. United States 11,850 1,645,491
a
Penumbra, Inc. ....................................... United States 17,600 4,762,208
Teleflex, Inc. ......................................... United States 18,150 7,540,599
41,383,256
Health Care Providers & Services 1.7%
a
Guardant Health, Inc. .................................. United States 51,000 7,785,150
a
HealthEquity , Inc. ..................................... United States 32,100 2,182,800
9,967,950
Health Care Technology 2.5%
a,e
American Well Corp., A ................................. United States 83,300 1,446,921
a
Certara , Inc. ......................................... United States 27,800 758,940
a
Teladoc Health, Inc. ................................... United States 20,066 3,646,996
a
Veeva Systems, Inc., A ................................. United States 32,500 8,490,300
14,343,157
Hotels, Restaurants & Leisure 3.4%
a
Chipotle Mexican Grill, Inc. .............................. United States 4,830 6,862,560
a
DraftKings , Inc., A ..................................... United States 71,633 4,393,252
a
Vail Resorts, Inc. ...................................... United States 16,800 4,899,888
a
Wynn Resorts Ltd. .................................... United States 28,300 3,547,971
19,703,671
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 882 4,155,040
Household Products 1.1%
Church & Dwight Co., Inc. ............................... United States 71,600 6,254,260
Interactive Media & Services 2.1%
a
Bumble, Inc., A ....................................... United States 12,700 792,226
a
Match Group, Inc. ..................................... United States 45,524 6,254,087
a
Pinterest, Inc., A ...................................... United States 64,200 4,752,726
11,799,039
Internet & Direct Marketing Retail 2.1%
a,e
ContextLogic , Inc., A ................................... United States 87,700 1,385,660
a
Expedia Group, Inc. ................................... United States 35,200 6,058,624
a,b,c
Marqeta , Inc. ......................................... United States 129,178 1,208,923
a
Wayfair, Inc., A ....................................... United States 10,800 3,399,300
12,052,507
IT Services 8.4%
a
BigCommerce Holdings, Inc., 1 ........................... United States 46,100 2,664,580
a
Black Knight, Inc. ..................................... United States 99,900 7,391,601
a
GoDaddy , Inc., A ...................................... United States 66,017 5,124,240
Jack Henry & Associates, Inc. ............................ United States 38,850 5,894,322
a
MongoDB, Inc. ....................................... United States 18,400 4,920,712
a,f
Nuvei Corp., 144A, Reg S ............................... Canada 21,800 1,318,900

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Okta , Inc. ........................................... United States 39,000 $ 8,596,770
a
Twilio , Inc., A ......................................... United States 25,075 8,544,557
a
Wix.com Ltd. ......................................... Israel 13,400 3,741,548
48,197,230
Life Sciences Tools & Services 4.0%
a
10X Genomics, Inc., A .................................. United States 28,700 5,194,700
Bio- Techne Corp. ..................................... United States 20,625 7,877,306
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 81,800 2,915,352
a
Mettler -Toledo International, Inc. .......................... United States 5,980 6,911,026
22,898,384
Machinery 2.2%
Fortive Corp. ......................................... United States 64,600 4,563,344
IDEX Corp. .......................................... United States 23,450 4,908,554
Stanley Black & Decker, Inc. ............................. United States 16,446 3,283,773
12,755,671
Personal Products 0.5%
a
BellRing Brands, Inc., A ................................. United States 129,800 3,064,578
Pharmaceuticals 1.5%
a
Horizon Therapeutics plc ................................ United States 64,900 5,973,396
a
Reata Pharmaceuticals, Inc., A ........................... United States 25,100 2,502,470
8,475,866
Professional Services 5.7%
Booz Allen Hamilton Holding Corp. ........................ United States 69,700 5,612,941
a
CoStar Group, Inc. .................................... United States 12,535 10,302,391
TransUnion .......................................... United States 71,300 6,417,000
Verisk Analytics, Inc. ................................... United States 57,061 10,082,108
32,414,440
Road & Rail 1.1%
a,b,c,d
NEW Starship Parent, Inc. ............................... United States 74,800 748,000
Old Dominion Freight Line, Inc. ........................... United States 23,950 5,757,820
6,505,820
Semiconductors & Semiconductor Equipment 6.7%
a
Allegro MicroSystems , Inc. .............................. Japan 109,100 2,765,685
Entegris , Inc. ......................................... United States 30,800 3,443,440
KLA Corp. ........................................... United States 25,937 8,569,585
a
Lattice Semiconductor Corp. ............................. United States 155,755 7,012,090
Monolithic Power Systems, Inc. ........................... United States 13,450 4,750,674
a
Semtech Corp. ....................................... United States 56,700 3,912,300
a
SiTime Corp. ......................................... United States 61,200 6,034,320
a
SolarEdge Technologies, Inc. ............................ United States 5,400 1,552,176
38,040,270
Software 16.2%
a
Alteryx , Inc., A ........................................ United States 47,200 3,915,712
a
ANSYS, Inc. ......................................... United States 26,600 9,032,296
a
Avalara, Inc. ......................................... United States 49,800 6,644,814
a
Bill.com Holdings, Inc. .................................. United States 29,148 4,241,034
a
BTRS Holdings, Inc. ................................... United States 131,300 1,899,911
a
Cloudflare , Inc., A ..................................... United States 59,000 4,145,340
a
Coupa Software, Inc. ................................... United States 16,300 4,148,024
a
DocuSign, Inc. ....................................... United States 49,800 10,082,010
a
Duck Creek Technologies, Inc. ........................... United States 35,670 1,610,144

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot , Inc. ........................................ United States 14,400 $ 6,540,624
a
Lightspeed POS, Inc. .................................. Canada 74,500 4,679,345
a
ON24, Inc. .......................................... United States 10,000 485,100
a
Paylocity Holding Corp. ................................. United States 45,050 8,101,342
a
PTC, Inc. ........................................... United States 17,500 2,408,875
a
Q2 Holdings, Inc. ..................................... United States 37,596 3,767,119
a
Synopsys, Inc. ....................................... United States 52,750 13,070,395
a
Zendesk , Inc. ........................................ United States 61,600 8,169,392
92,941,477
Specialty Retail 4.4%
a
Burlington Stores, Inc. .................................. United States 24,000 7,171,200
a
Five Below, Inc. ....................................... United States 33,150 6,324,688
a,e
Petco Health & Wellness Co., Inc. ......................... United States 133,800 2,965,008
Tractor Supply Co. .................................... United States 28,137 4,982,500
a
Ulta Beauty, Inc. ...................................... United States 12,500 3,864,625
25,308,021
Textiles, Apparel & Luxury Goods 1.9%
Levi Strauss & Co., A .................................. United States 142,100 3,397,611
a
Lululemon Athletica , Inc. ................................ United States 13,600 4,171,256
VF Corp. ............................................ United States 39,200 3,132,864
10,701,731
Trading Companies & Distributors 1.1%
Fastenal Co. ......................................... United States 125,200 6,295,056
Total Common Stocks (Cost $334,550,416) .....................................
546,518,001
Convertible Preferred Stocks 0.5%
Diversified Consumer Services 0.2%
a,b,c
Newsela , Inc., 0%, D ................................... United States 48,915 1,034,805
a
Internet & Direct Marketing Retail 0.0%
†
a,b,c,d
Fanatics, Inc., 0%, F ................................... United States 2,000 69,740
a
Software 0.3%
a,b,c
Databricks , Inc., 0%, G ................................. United States 8,626 1,529,976
a
Total Convertible Preferred Stocks (Cost $2,634,522) ............................
2,634,521
Preferred Stocks 1.0%
Internet & Direct Marketing Retail 0.4%
a,b,c
Fanatics, Inc., E ...................................... United States 92,539 2,477,270
a
Software 0.4%
a,b,c
Alkami Technology, Inc., F ............................... United States 48,025 798,170
a,b,c
Blaize , Inc., D ........................................ United States 141,632 1,478,992
2,277,162
Textiles, Apparel & Luxury Goods 0.2%
a,b,c
Allbirds , Inc., E ....................................... United States 92,392 1,105,631
a
Total Preferred Stocks (Cost $4,915,672) .......................................
5,860,063

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 169
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,b
Blaize , Inc. Ltd., 2/28/24 ................................ United Kingdom 7,082 $ —
Total Warrants (Cost $—) .....................................................
—
Total Long Term Investments (Cost $342,100,610) ...............................
555,012,585
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a
Money Market Funds 3.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 17,457,592 17,457,592
Total Money Market Funds (Cost $17,457,592) ..................................
17,457,592
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,139,735 5,139,735
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,139,735) ............................................................
5,139,735
Total Short Term Investments (Cost $22,597,327 ) ................................
22,597,327
a
Total Investments (Cost $364,697,937) 100.8% ..................................
$577,609,912
Other Assets, less Liabilities (0.8)% ...........................................
(4,837,983)
Net Assets 100.0% ...........................................................
$572,771,929
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis.
e
A portion or all of the security is on loan at March 31, 2021.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was
$1,318,900, representing 0.2% of net assets.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited), March 31, 2021
Franklin Strategic Income VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 175,735
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 58,214
a
Birch Permian Holdings, Inc. ............................. United States 34,907 449,428
507,642
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 37,447
a
iHeartMedia, Inc., A .................................... United States 8,384 152,170
a,b
iHeartMedia, Inc., B ................................... United States 142 2,397
192,014
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 1,198
a,b
Riviera Resources, Inc. ................................. United States 6,620 1,710
2,908
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 5,620 81,996
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 24,031 139,378
Total Common Stocks (Cost $2,167,292) .......................................
1,099,673
Management Investment Companies 7.3%
Capital Markets 7.3%
d
Franklin Floating Rate Income Fund ....................... United States 3,420,372 26,371,070
Invesco Senior Loan ETF ............................... United States 135,000 2,987,550
29,358,620
Total Management Investment Companies (Cost $34,650,957) ....................
29,358,620
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 156
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 110
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 66
332
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 1,243
Total Warrants (Cost $—) .....................................................
1,575

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 26,248 $ 18,356
Total Convertible Bonds (Cost $4,784) .........................................
18,356
Corporate Bonds 49.8%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 800,000 798,065
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,486,037
2,284,102
Air Freight & Logistics 0.6%
g
DAE Funding LLC , Senior Note , 144A, 5% , 8/01/24 ............ United Arab
Emirates 1,294,000 1,335,247
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 709,548
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 300,000 407,509
2,452,304
Airlines 0.7%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 638,940
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 .............
United States 800,000 800,467
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,174,833
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 .........
United States 400,000 406,750
3,020,990
Auto Components 1.2%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 875,752
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 500,000 485,312
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,200,000 1,285,962
Goodyear Tire & Rubber Co. (The) , Senior Note , 4.875% , 3/15/27 .
United States 1,300,000 1,339,813
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,033,750
5,020,589
Banks 2.2%
g
Akbank TAS ,
Senior Note, 144A, 5.125%, 3/31/25 ..................... Turkey 1,200,000 1,162,404
Senior Note, 144A, 6.8%, 2/06/26 ....................... Turkey 400,000 400,172
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............
Spain 300,000 285,997
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 513,015
g
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 863,851
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 300,000 331,125
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 801,039
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 288,953
Industrial & Commercial Bank of China Ltd. , Senior Note , 3.538% ,
11/08/27 .......................................... China 900,000 990,180
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 224,024
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 998,697

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Note, 3.2%, 6/15/26 ............................ United States 1,213,000 $ 1,312,205
Sub. Note, 3.375%, 5/01/23 ........................... United States 309,000 327,159
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 200,000 217,820
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 300,000 312,222
9,028,863
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,700,000 1,843,150
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 745,189
Building Products 0.4%
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 8% , 4/15/26 United States 800,000 834,040
Owens Corning , Senior Bond , 4.3% , 7/15/47 .................
United States 700,000 760,024
1,594,064
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.75% , 2/25/26 ..
United States 600,000 659,562
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 809,000 882,710
1,542,272
Chemicals 2.9%
g
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 800,000 847,680
Anagram, Inc. , Secured Note , 10% , 8/15/26 .................
United States 131,107 127,502
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 1,200,000 1,172,490
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,600,000 1,609,920
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 858,589
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 1,100,000 1,087,487
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 1,200,000 1,259,004
HB Fuller Co. , Senior Note , 4.25% , 10/15/28 .................
United States 800,000 814,348
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 955,009
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 388,750
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ..............
Canada 500,000 511,875
g
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 687,944
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 856,848
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 200,000 207,115
g
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 103,127
11,487,688
Commercial Services & Supplies 0.6%
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,300,000 1,262,625
RELX Capital, Inc. , Senior Note , 3% , 5/22/30 ................
United Kingdom 100,000 103,836
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 988,750
2,355,211
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,363,702

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.1%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 $ 300,000
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 200,000 143,000
443,000
Construction Materials 0.1%
g
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 382,000 390,681
Consumer Finance 0.6%
g
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 1,000,000 1,021,875
OneMain Finance Corp. ,
Senior Note, 6.625%, 1/15/28 .......................... United States 1,000,000 1,135,000
Senior Note, 4%, 9/15/30 ............................. United States 400,000 389,500
2,546,375
Containers & Packaging 1.7%
Amcor Flexibles North America, Inc. , Senior Note , 2.63% , 6/19/30 .
United States 200,000 199,726
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 800,000 799,696
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 248,000 255,812
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 306,324
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 1,066,000 1,108,107
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 1,278,000 1,279,597
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 566,000 607,389
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 100,000 108,900
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 600,000 588,750
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 136,168
Senior Note, 144A, 4.875%, 12/01/22 .................... United States 85,000 88,559
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 809,000 878,271
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 406,085
6,763,384
Diversified Financial Services 0.4%
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,464,375
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 888,431
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 205,198
g
AT&T, Inc. , Senior Bond , 144A, 3.65% , 9/15/59 ............... United States 800,000 732,701
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 150,000 173,749
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 306,136
Senior Bond, 144A, 4.5%, 5/01/32 ....................... United States 1,000,000 1,013,750

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 $ 170,585
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 ..................
Canada 150,000 173,412
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 900,000 908,775
4,572,737
Electric Utilities 1.5%
g
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 316,798
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 395,509
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,449,644
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 900,000 964,007
g
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,799,113
g
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.15% , 6/02/26 ..................................... China 1,051,000 1,112,241
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 118,623
6,155,935
Electrical Equipment 0.3%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,019,905
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 889,875
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 800,000 907,461
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 200,000 196,048
1,993,384
Energy Equipment & Services 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Note , 4.486% , 5/01/30 ........................... United States 50,000 57,022
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 665,500
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 435,663
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 417,000 401,102
1,559,287
Entertainment 0.7%
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 1,000,000 1,148,125
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 335,550
g
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 1,200,000 1,143,360
2,627,035
Equity Real Estate Investment Trusts (REITs) 1.7%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 499,109
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 390,346
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 300,000 299,400
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 247,000 255,645
Senior Bond, 5%, 10/15/27 ............................ United States 889,000 936,811
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 294,771

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 1,000,000 $ 1,062,125
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 800,000 818,760
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 864,146
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,402,408
6,823,521
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 700,000 776,204
Food Products 1.9%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 1,500,000 1,562,340
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 1,200,000 1,227,000
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 ..........
United States 1,200,000 1,307,948
g
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 1,100,000 1,158,520
g
Post Holdings, Inc. ,
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 700,000 702,625
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 1,500,000 1,485,375
7,443,808
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 292,444
Health Care Providers & Services 1.2%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ...................
United States 150,000 156,103
Centene Corp. ,
g
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 324,000 339,212
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 315,938
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 216,720
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 606,561
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 838,496
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 734,125
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 714,077
g
Molina Healthcare, Inc. , Senior Note , 144A, 3.875% , 11/15/30 .... United States 300,000 309,375
Orlando Health Obligated Group , Bond , 3.777% , 10/01/28 .......
United States 330,000 363,006
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 203,550
4,797,163

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 2.9%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,200,000 $ 1,159,500
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 400,000 426,908
g
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 1,000,000 1,056,550
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 400,000 411,000
g
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 200,000 200,100
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,132,000 1,146,059
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 1,300,000 1,357,987
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 822,936
MGM Resorts International , Senior Note , 4.75% , 10/15/28 .......
United States 1,000,000 1,034,745
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 1,100,000 1,112,650
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 900,000 904,455
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 600,000 628,305
h
Yum! Brands, Inc. , Senior Bond , 4.625% , 1/31/32 ............. United States 1,500,000 1,532,820
11,794,015
Household Durables 0.6%
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 1,300,000 1,396,917
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 1,000,000 1,020,625
2,417,542
Household Products 0.6%
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 1,300,000 1,306,500
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 293,236
g
Spectrum Brands, Inc. ,
Senior Bond, 144A, 5.5%, 7/15/30 ....................... United States 200,000 214,375
Senior Bond, 144A, 3.875%, 3/15/31 ..................... United States 500,000 490,625
2,304,736
Independent Power and Renewable Electricity Producers 1.4%
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 586,500
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 200,000 201,213
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 683,053
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 673,316
g
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 873,968
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 308,374
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,065,625
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,331,265
5,723,314
Insurance 0.2%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 1,004,575
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 2,030,632

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ..................
China 1,200,000 $ 1,239,049
IT Services 1.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 892,125
g
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 700,000 722,750
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,100,000
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,232,088
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 600,000 613,875
4,560,838
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. ,
Senior Note, 144A, 3.75%, 3/15/29 ...................... United States 200,000 200,566
Senior Note, 144A, 4%, 3/15/31 ........................ United States 200,000 203,560
404,126
Machinery 0.7%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,400,000 1,390,375
g
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 1,100,000 1,153,625
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 200,000 211,789
2,755,789
Marine 0.3%
g
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,272,600
Media 2.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,800,000 1,777,935
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 300,000 314,658
g
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 400,000 396,350
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 434,000 452,304
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 302,100
g
CSC Holdings LLC , Senior Note , 144A, 5.5% , 5/15/26 .......... United States 1,378,000 1,422,441
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 300,000 156,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 288,500
DISH DBS Corp. ,
Senior Note, 6.75%, 6/01/21 ........................... United States 5,000 5,045
Senior Note, 5.875%, 11/15/24 ......................... United States 100,000 104,729
Fox Corp. , Senior Note , 3.5% , 4/08/30 .....................
United States 400,000 425,881
g
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 1,000,000 993,125
g
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 800,000 809,928
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 1,100,000 1,060,367
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 300,000 292,257
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 800,000 772,500

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
g
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,321,000 $ 1,339,989
10,914,484
Metals & Mining 1.4%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 1,200,000 1,179,252
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 1,000,000 957,330
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 800,000 848,740
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,500,000 1,529,070
g
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 1,059,000 1,106,655
5,621,047
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 .................
United States 300,000 336,716
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 991,087 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 396,604 1,983
338,699
Multi-Utilities 0.3%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 1,300,000 1,385,711
Oil, Gas & Consumable Fuels 5.3%
g
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 400,000 417,799
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 600,000 615,695
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 200,000 220,875
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 213,375
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 600,000 618,930
Senior Note, 4.875%, 11/15/27 ......................... United States 500,000 513,250
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 449,379
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 500,000 562,319
g
Cheniere Energy Partners LP , Senior Note , 144A, 4% , 3/01/31 ... United States 1,100,000 1,120,625
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 600,000 678,816
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,480,312
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 500,000 489,250
Energy Transfer Operating LP , Senior Note , 4.05% , 3/15/25 ......
United States 200,000 216,248
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,030,563
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 96,885
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 878,999 722,830
Enterprise Products Operating LLC , Senior Bond , 4.8% , 2/01/49 ..
United States 150,000 172,522
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 711,813
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 202,125
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 307,101 322,072
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,415,550

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 $ 1,471,748
g
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 513,750
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 663,645
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 552,630
Senior Note, 8.875%, 7/15/30 .......................... United States 700,000 883,750
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 1,400,000 1,464,393
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,798,746
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 523,750
g
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 1,200,000 1,197,750
21,341,395
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 700,000 721,409
Personal Products 0.1%
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 300,000 286,875
Pharmaceuticals 0.9%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 9,000 9,997
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 299,128
Senior Note, 144A, 5%, 2/15/29 ........................ United States 200,000 199,000
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 1,004,724
g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 652,000 709,458
Senior Note, 144A, 6%, 6/30/28 ........................ United States 659,000 534,449
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 184,000 195,401
g
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 500,000 483,364
3,435,521
Real Estate Management & Development 0.7%
g
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 794,563
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 800,000 837,600
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 1,000,000 1,053,125
2,685,288
Road & Rail 0.8%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 608,486
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,500,000 2,004,315
g,h
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 513,525
3,126,326
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 ...
United States 100,000 104,762
g
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 1,300,000 1,338,870
1,443,632

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Software 0.5%
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 200,000 $ 212,125
g
NortonLifeLock, Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 978,000 993,452
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 900,000 909,788
2,115,365
Specialty Retail 0.7%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 230,869
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 500,000 537,187
g
Senior Note, 144A, 6.625%, 10/01/30 .................... United States 200,000 228,735
g
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 500,000 519,910
Party City Holdings, Inc. , Senior Secured Note , 5.75% , 7/15/25 ...
United States 236,150 217,848
g
Rent-A-Center, Inc. , Senior Note , 144A, 6.375% , 2/15/29 ....... United States 1,100,000 1,168,750
2,903,299
Textiles, Apparel & Luxury Goods 0.4%
g
Hanesbrands, Inc. , Senior Bond , 144A, 4.875% , 5/15/26 ........ United States 1,382,000 1,483,923
Thrifts & Mortgage Finance 1.0%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 800,000 832,500
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,200,000 1,245,360
g
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. , Senior Note ,
144A, 3.625% , 3/01/29 ................................ United States 800,000 771,500
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 1,100,000 1,148,125
3,997,485
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 1,200,000 1,257,402
BAT Capital Corp. , Senior Bond , 4.54% , 8/15/47 ..............
United Kingdom 50,000 50,421
1,307,823
Trading Companies & Distributors 1.2%
g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,094,000 1,120,601
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,168,500
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 1,066,075
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 700,000 766,377
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 500,000 558,900
4,680,453
Wireless Telecommunication Services 1.0%
e,g
Digicel Group 0.5 Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 ..... Bermuda 158,906 124,935
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 800,000 888,480
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 405,000 433,857
Sprint Corp. , Senior Note , 7.875% , 9/15/23 ..................
United States 405,000 463,421
T-Mobile USA, Inc. ,
Senior Note, 6%, 4/15/24 ............................. United States 200,000 201,750
g
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 500,000 467,910
g
Senior Secured Note, 144A, 3.875%, 4/15/30 .............. United States 1,300,000 1,412,593
3,992,946
Total Corporate Bonds (Cost $198,905,139) .....................................
199,696,259

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests 1.2%
Aerospace & Defense 0.2%
h
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 449,855 $ 437,279
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 241,858 235,097
672,376
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp., Term Loan , B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 730,345 715,942
Entertainment 0.2%
Diamond Sports Group LLC, Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 448,287 311,185
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B1 , 2.94% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ), 5/18/25 ...... United States 777,115 736,426
1,047,611
a a a a a a
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 790,432 765,730
Media 0.2%
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 747,414 741,031
Personal Products 0.2%
h
Coty, Inc., USD Term Loan , B , 2.354% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 864,304 833,154
Total Senior Floating Rate Interests (Cost $4,861,228) ...........................
4,775,844
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
b
Lending Club - LCX PM, 8.46% - 20.49%, 10/08/23 - 2/03/26 ..... United States 200,951 192,791
b
Lending Club - LCX, 7.02% - 25.65%, 8/22/22 - 2/28/25 ......... United States 814,382 747,199
939,990
a a a a a a
Total Marketplace Loans (Cost $982,540) .......................................
939,990
Loan Participations and Assignments 0.4%
a,g
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 1,500,000 1,568,347
Total Loan Participations and Assignments (Cost $1,532,992) ....................
1,568,347
Foreign Government and Agency Securities 14.1%
g
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
j
2,000,000 2,101,522
g
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 2,700,000 2,598,345
g
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 2,300,000 EUR 2,389,953
g
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
j
1,200,000 1,330,188
g
Belarus Government Bond ,
Senior Note, 144A, 7.625%, 6/29/27 ...................... Belarus 1,200,000 1,233,576
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 1,200,000 1,116,012
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,503,446

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond, (continued)
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP $ 1,800,760
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 547,160
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 2,031,404
g
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,484,551
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 800,000 855,592
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 2,425,000 2,558,375
Equinor ASA , Senior Note , 2.375% , 5/22/30 .................
Norway 700,000 699,145
g
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 1,655,000 1,770,070
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 837,538 870,639
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,600,000 1,550,085
g
Indonesia Asahan Aluminium Persero PT , Senior Note , 144A, 5.45% ,
5/15/30 ........................................... Indonesia 1,400,000 1,592,563
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 ............................... Indonesia 19,648,000,000 IDR 1,458,335
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 1,010,894
g
Senior Note, 144A, 3.85%, 7/18/27 ....................... Indonesia 2,200,000 2,418,648
FR64, 6.125%, 5/15/28 ............................... Indonesia 9,500,000,000 IDR 635,084
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 700,000 778,617
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 2,362,500 2,240,713
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,000,000 1,112,875
g
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 1,800,000 2,174,706
Mexican Bonos Desarr Fixed Rate , M , 6.5% , 6/10/21 ...........
Mexico 29,300,000 MXN 1,438,024
Mexico Government Bond ,
Senior Note, 4.15%, 3/28/27 ........................... Mexico 2,900,000 3,220,987
Senior Note, 3.75%, 1/11/28 ............................ Mexico 500,000 535,732
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 600,000 669,600
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 1,083,436
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 700,000 666,992
g
Russia Government Bond ,
Senior Note, Reg S, 4.75%, 5/27/26 ...................... Russia 1,200,000 1,346,646
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 600,000 736,405
South Africa Government Bond , Senior Bond , 5.875% , 6/22/30 ...
South Africa 700,000 750,988
Turkey Government Bond , Senior Bond , 4.875% , 10/09/26 ......
Turkey 800,000 740,264
g
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 500,000 EUR 585,881
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 200,000 211,156
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 369,000 398,520
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 369,000 399,806
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 500,000 504,236
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, Zero Cpn.,
5/31/40 ........................................... Ukraine 978,000 1,011,643
k
Uruguay Government Bond ,
Index Linked, Senior Bond, 9.043%, 12/15/28 ............... Uruguay 5,291,617 UYU 142,066
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 88,314,462 UYU 2,235,247
Total Foreign Government and Agency Securities (Cost $56,668,134) ..............
56,540,887

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.7%
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 3,000,000 $ 3,028,795
0.25%, 6/30/25 ..................................... United States 4,100,000 4,017,840
k
0.375%, 7/15/25 ..................................... United States 3,200,000 3,890,109
Total U.S. Government and Agency Securities (Cost $10,612,555) .................
10,936,744
Asset-Backed Securities 7.7%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 100,000 103,937
Consumer Finance 0.4%
l
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.474% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 1,494,000 1,502,002
Diversified Financial Services 7.3%
g,l
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.874% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 1,455,000 1,436,303
g,l
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.374% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 700,000 684,895
g,l
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.632%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 510,000 510,499
2012-2A, CR2, 144A, FRN, 2.182%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 270,000 267,259
2018-1A, D, 144A, FRN, 3.255%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 1,000,000 953,723
g,l
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 600,000 EUR 704,597
g,l
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.724% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 460,000 461,082
g,l
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.341% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,408,860 1,410,615
g,l
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.141% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 300,000 282,415
g,l
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.441% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 1,213,000 1,191,417
g,l
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 1.641% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 .......................... United States 1,500,000 1,498,127
g
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 400,839 404,355
g,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.574%, 1/15/45 ................ United States 616,421 609,239
2019-52, PT, 144A, FRN, 16.227%, 1/15/45 ................ United States 656,853 653,526
2019-S8, PT, 144A, FRN, 8.988%, 1/15/45 ................. United States 448,196 434,982
2020-2, PT, 144A, FRN, 15.648%, 3/15/45 ................. United States 619,876 614,444
2020-7, PT, 144A, FRN, 15.42%, 4/17/45 .................. United States 371,729 364,035

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
m
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 80,778 $ 80,813
g,l
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.241% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 863,000 864,476
g,l
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.091% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 300,000 288,122
g,l
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.191% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 250,000 248,078
g,l
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.994% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 400,000 398,355
g,l
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.624% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 ...................................... United States 250,000 249,499
g,l
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.841%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 345,018
17A, CRR, 144A, FRN, 2.341%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 320,793
g,l
LCM XVIII LP , 18A , DR , 144A, FRN , 3.024% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 770,000 721,198
g,l
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 400,000 EUR 471,133
g,l
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 1.504% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 ........................... United States 1,500,000 1,500,006
g,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 1,202,019 1,259,512
g,l
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.74% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 2,182,000 2,181,747
g,l
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
2.018% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 250,000 250,495
g,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.211% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 500,000 499,301
g,l
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.068% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 400,000 390,959
g,l
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.174% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 1,000,000 974,549
g,l
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A, FRN ,
3.223% , ( 3-month USD LIBOR + 3% ), 7/17/30 .............. United States 400,000 391,410
g,l
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.441% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 400,000 399,002
g,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 395,727 391,765
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 437,197 429,596
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 121,396 122,600
g,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.441% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 1,300,000 1,287,066
g,m
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 13.35% ,
2/15/26 ........................................... United States 347,213 346,818
g,l
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 2.068%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 769,486
2014-1A, CR2, 144A, FRN, 3.023%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 947,648

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,l
Voya CLO Ltd., (continued)
2015-2A, BR, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 820,000 $ 821,457
29,432,415
a a a a a a
Total Asset-Backed Securities (Cost $31,148,445) ...............................
31,038,354
Commercial Mortgage-Backed Securities 0.1%
Diversified Financial Services 0.1%
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 . United States 186,216 167,641
Total Commercial Mortgage-Backed Securities (Cost $179,606) ...................
167,641
Mortgage-Backed Securities 3.1%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 5,170 5,150
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 362 363
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 151,835 176,248
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 90,235 103,195
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 71,217 82,588
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 11,564 13,069
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,457 1,672
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 148 175
377,310
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.331%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 45,964 46,946
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 2,119 2,204
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 28,513 31,862
FNMA, 30 Year, 3%, 9/01/48 - 4/01/51 ...................... United States 2,946,972 3,095,180
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 2,701,204 2,991,906
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 86,571 99,725
h,o
FNMA, Single-family, 15 Year, 2%, 4/25/36 .................. United States 1,001,000 1,027,377
h,o
FNMA, Single-family, 30 Year, 2%, 4/25/51 .................. United States 1,136,000 1,133,959
h,o
FNMA, Single-family, 30 Year, 2.5%, 4/25/51 ................. United States 2,228,000 2,286,485
10,668,698
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 123,903 143,349
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 6/15/32 ......... United States 11,777 11,872
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 1,018 1,187
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 3,108 3,316
h,o
GNMA II, Single-family, 30 Year, 2%, 4/15/51 ................. United States 447,000 451,365
h,o
GNMA II, Single-family, 30 Year, 2.5%, 4/15/51 ............... United States 439,000 452,993
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 33,482 38,294
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 50,186 59,167
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 20,709 24,560
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 7,224 8,282
1,194,385
Total Mortgage-Backed Securities (Cost $11,987,290) ............................
12,292,489

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds 1.9%
California 0.3%
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 230,000 $ 241,477
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 210,000 217,211
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 230,000 236,069
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 440,000 475,357
1,170,114
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 475,000 485,249
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 115,000 119,602
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 695,000 783,020
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 285,000 299,341
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 345,000 361,929
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ............... United States 670,000 746,599
1,108,528
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 535,000 597,359
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 305,000 294,539
891,898
Ohio 0.0%
†
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 190,000 197,158
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 380,000 396,989
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 535,000 528,242
Texas 0.3%
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 575,000 600,615
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 225,000 233,333
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 190,000 193,326
1,027,274
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 270,000 272,525

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 380,000 $ 402,730
675,255
Total Municipal Bonds (Cost $7,316,471) .......................................
7,682,670
Residential Mortgage-Backed Securities 8.8%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.869% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 14,576 14,639
Diversified Financial Services 0.7%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 510,546 525,822
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 693,960 725,231
g,m
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 452,099 460,993
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 705,704 724,354
g,m
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 327,559 331,587
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 195,383 196,216
2,964,203
a a a a a a
Thrifts & Mortgage Finance 8.1%
l
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.359%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 1,228,526 1,229,533
2014-DN2, M3, FRN, 3.709%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,659,116 1,657,144
2014-DN3, M3, FRN, 4.109%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 85,817 87,424
2014-DN4, M3, FRN, 4.659%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 563,809 576,125
2014-HQ1, M3, FRN, 4.209%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 101,728 103,189
2014-HQ3, M3, FRN, 4.859%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 179,525 182,084
2015-DNA1, M3, FRN, 3.409%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 174,725 178,636
2015-DNA3, M3, FRN, 4.809%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,679,025 1,746,653
2015-HQA1, M3, FRN, 4.809%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 1,327,423 1,385,685
2016-DNA2, M3, FRN, 4.759%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 1,154,643 1,213,188
2017-DNA1, M2, FRN, 3.359%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 942,295 972,253
2017-DNA2, M2, FRN, 3.559%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 1,340,000 1,394,793
2017-DNA3, M2, FRN, 2.609%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 2,920,000 2,988,507
2017-HQA1, M2, FRN, 3.659%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 996,311 1,026,152
2017-HQA2, M2, FRN, 2.759%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 239,113 241,791

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
l
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.359%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 181,248 $ 187,260
2014-C01, M2, FRN, 4.509%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 295,661 303,340
2014-C02, 1M2, FRN, 2.709%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 844,254 833,139
2014-C02, 2M2, FRN, 2.709%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 390,849 394,605
2014-C03, 1M2, FRN, 3.109%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,750,810 1,732,674
2014-C03, 2M2, FRN, 3.009%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 71,113 71,977
2015-C01, 1M2, FRN, 4.409%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 472,747 480,199
2015-C01, 2M2, FRN, 4.659%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 157,408 158,009
2015-C02, 1M2, FRN, 4.109%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,076,705 1,094,093
2015-C02, 2M2, FRN, 4.109%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 291,398 295,881
2015-C03, 1M2, FRN, 5.109%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,554,261 1,600,861
2015-C03, 2M2, FRN, 5.109%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 433,484 440,242
2016-C02, 1M2, FRN, 6.109%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 423,087 447,151
2016-C04, 1M2, FRN, 4.359%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 1,423,296 1,486,498
2016-C05, 2M2, FRN, 4.559%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 873,807 912,507
2016-C06, 1M2, FRN, 4.359%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 324,155 338,830
2016-C07, 2M2, FRN, 4.459%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 645,245 674,210
2017-C01, 1M2, FRN, 3.659%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,286,748 1,330,468
2017-C03, 1M2, FRN, 3.109%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,449,503 2,514,235
2017-C04, 2M2, FRN, 2.959%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 539,138 548,072
2017-C05, 1M2, FRN, 2.309%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,566,975 1,588,528
32,415,936
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $37,231,879) .................
35,394,778
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
a
Sanchez Energy Corp., Escrow Account .................... United States 243,000 1,519

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Vistra Energy Corp., Escrow Account ...................... United States 3,000,000 $ 4,500
Total Escrows and Litigation Trusts (Cost $325,648) .............................
6,019
Total Long Term Investments (Cost $398,574,960) ...............................
391,518,246
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
Receive Fixed 0.9%, Pay Floating 3-month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 21,500,000 62,227
Total Options Purchased (Cost $113,413) .......................................
62,227
Short Term Investments 1.9%
a a
Country Shares
a
Value
a
Money Market Funds 1.9%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,758,040 7,758,040
Total Money Market Funds (Cost $7,758,040) ...................................
7,758,040
Total Short Term Investments (Cost $7,758,040 ) .................................
7,758,040
a
Total Investments (Cost $406,446,413) 99.5% ...................................
$399,338,513
Options Written (0.0)% .......................................................
(152,312)
Other Assets, less Liabilities 0.5% .............................................
2,034,572
Net Assets 100.0% ...........................................................
$401,220,773
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (21,500,000) (152,312)
(152,312)
Total Options Written (Premiums received $111,262) .............................
$ (152,312)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $202,804,390, representing 50.5% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate at period end.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 58 $ 8,333,875 6/21/21 $ 284,736
U.S. Treasury 2 Year Notes ..................... Long 93 20,527,570 6/30/21 (18,277)
U.S. Treasury 5 Year Notes ..................... Long 257 31,713,399 6/30/21 (379,385)
U.S. Treasury Long Bonds ..................... Short 83 12,831,281 6/21/21 246,257
Total Futures Contracts ...................................................................... $133,331
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... JPHQ Buy 1,350,000 1,071,288 4/12/21 $ 2,885 $ —
Canadian Dollar .... JPHQ Sell 1,900,000 1,495,160 4/12/21 — (16,640)
Japanese Yen ...... CITI Buy 112,185,200 1,088,323 4/12/21 — (75,069)
Japanese Yen ...... JPHQ Buy 13,000,000 126,139 4/12/21 — (8,724)
Japanese Yen ...... JPHQ Sell 13,000,000 123,589 4/12/21 6,173 —
Singapore Dollar .... JPHQ Buy 1,350,000 1,018,945 4/12/21 — (15,376)
Singapore Dollar .... JPHQ Sell 1,350,000 1,024,470 4/12/21 20,901 —
Turkish Lira ........ JPHQ Buy 5,800,000 756,390 4/12/21 — (57,751)
Euro ............. JPHQ Buy 650,000 801,778 4/16/21 — (39,416)
Euro ............. JPHQ Sell 650,000 790,449 4/16/21 28,086 —
Canadian Dollar .... JPHQ Sell 1,100,000 879,414 5/11/21 4,115 —
Euro ............. JPHQ Sell 2,680,000 3,180,490 5/14/21 35,344 —
Japanese Yen ...... JPHQ Buy 317,000,000 2,913,657 5/14/21 — (49,704)
Japanese Yen ...... JPHQ Sell 110,000,000 1,008,214 5/14/21 14,414 —
Euro ............. JPHQ Sell 500,000 597,259 6/17/21 10,036 —
Mexican Peso ...... JPHQ Buy 7,500,000 362,480 6/21/21 1,306 —
Australian Dollar .... JPHQ Buy 1,200,000 924,072 6/28/21 — (12,344)

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At March 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Buy 1,050,000,000 949,582 6/28/21 $ — $ (18,422)
Chinese Yuan ...... JPHQ Buy 6,500,000 988,909 8/17/21 — (8,998)
Total Forward Exchange Contracts ................................................... $123,260 $(302,444)
Net unrealized appreciation (depreciation) ............................................ $(179,184)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.33 ..... 1.00% Quarterly 6/20/25 $ 2,150,000 $ (43,076) $ (69,935) $ 26,859
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(43,076) $(69,935) $26,859
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM ..... 5.00% Quarterly MSCO 12/20/25 660,000 (4,795) 738 (5,533) NR
American Airlines
Group, Inc. ...... 5.00% Quarterly CITI 12/20/21 800,000 169 (38,656) 38,825 CCC
Carnival Corp. ...... 1.00% Quarterly CITI 12/20/25 800,000 (93,771) (118,121) 24,350 B-
Macy's, Inc. ....... 1.00% Quarterly JPHQ 12/20/25 800,000 (103,305) (140,696) 37,391 B
Royal Caribbean
Cruises Ltd. ...... 5.00% Quarterly BZWS 12/20/25 800,000 24,792 (22,499) 47,291 B
United Airlines Holdings,
Inc. ........... 5.00% Quarterly FBCO 12/20/25 584,000 23,900 (2,647) 26,547 B
Traded Index
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 620,000 2,219 (—) 2,220
Non-
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 2,270,000 18,033 12,503 5,530
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 850,000 (16,703) — (16,703)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 850,000 (15,945) — (15,945)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(165,406) $(309,379) $143,973
Total Credit Default Swap Contracts .................................... $(208,482) $ (379,314) $170,832

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At March 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
At March 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At March 31, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.
Counterparty
Collateral
Pledged
(Received)
BZWS
$30,000
JPHQ
360,000
MSCO
590,000
Total collateral $980,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 464,800 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 400,000 EUR $ (12,830)
Total Cross Currency Swap Contracts ........................................................... $(12,830)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 $ 3,700,000 $ 157,472 $ — $ 157,472
Total Inflation Index Swap Contracts .................................. $157,472 $— $157,472

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 6/20/21 325,000 $ 3,048
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 6/20/21 325,000 2,592
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 6/20/21 240,000 1,712
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 9/20/21 410,000 3,803
Total Return Swap Contracts .................................................................... $11,155
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin U.S. Government Securities VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 2.4%
Diversified Financial Services 0.5%
DY9 Leasing LLC , Secured Bond , 2.372% , 3/19/27 ............
United States 1,891,304 $ 1,987,354
Private Export Funding Corp. , BB , Senior Bond , 4.3% , 12/15/21 ..
United States 1,865,000 1,917,693
3,905,047
Oil, Gas & Consumable Fuels 1.9%
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 1,480,500 1,533,448
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 6,562,500 6,874,654
Senior Note, 1.87%, 1/15/26 ........................... India 3,684,210 3,800,147
Senior Note, 2.06%, 1/15/26 ........................... India 3,125,000 3,238,382
15,446,631
Total Corporate Bonds (Cost $18,560,189) ......................................
19,351,678
Foreign Government and Agency Securities 1.7%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 13,522,011
Total Foreign Government and Agency Securities (Cost $12,855,615) ..............
13,522,011
U.S. Government and Agency Securities 13.7%
FHLB, 2.625%, 9/12/25 ................................. United States 10,000,000 10,797,665
New Valley Generation IV, 4.687%, 1/15/22 .................. United States 160,544 162,709
Tennessee Valley Authority, 1.875%, 8/15/22 ................. United States 6,000,000 6,140,187
U.S. Treasury Bonds, 2.5%, 2/15/46 ....................... United States 6,000,000 6,117,891
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 13,750,000 16,393,055
2.375%, 8/15/24 ..................................... United States 22,000,000 23,420,117
2.25%, 8/15/27 ..................................... United States 31,040,000 32,906,644
0.625%, 8/15/30 ..................................... United States 8,500,000 7,704,453
United States International Development Finance Corp. ,
2.12%, 3/20/24 ..................................... United States 5,500,000 5,659,836
4.01%, 5/15/30 ..................................... United States 1,575,000 1,786,451
Total U.S. Government and Agency Securities (Cost $107,698,386) ................
111,089,008
Mortgage-Backed Securities 78.5%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.9%
FHLMC, 2.529% - 3.064%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 6,922,472 7,285,791
7,285,791
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 12.0%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 448,605 472,512
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 1,794,696 1,935,480
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 255,429 271,779
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 42,636 46,245
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 3,357,721 3,700,181
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 1,208,403 1,359,368
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 3,403,875 3,957,426
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 669,529 784,730
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 523,173 602,974
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 198,657 224,086
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 70,274 77,343
FHLMC Gold Pools, 30 Year, 7.5%, 12/01/22 ................. United States 118 119
FHLMC Gold Pools, 30 Year, 8%, 5/01/22 ................... United States 461 473

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 138,266 $ 159,800
FHLMC Pool, 15 Year, 1.5%, 1/01/36 ....................... United States 5,862,667 5,896,453
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 9,469,274 9,760,172
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 5,892,856 5,888,554
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,469,202 2,469,343
FHLMC Pool, 30 Year, 2.5%, 10/01/50 ...................... United States 7,986,727 8,240,091
FHLMC Pool, 30 Year, 2.5%, 11/01/50 ...................... United States 13,825,651 14,204,991
FHLMC Pool, 30 Year, 2.5%, 12/01/50 ...................... United States 5,943,581 6,106,658
FHLMC Pool, 30 Year, 3%, 8/01/50 ........................ United States 5,670,465 6,034,744
c
FHLMC Pool, 30 Year, 3%, 4/01/51 ........................ United States 19,080,528 20,012,452
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 4,778,318 5,344,258
97,550,232
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.8%
FNMA, 2.745%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 7,219,742 7,664,502
FNMA, 1.175% - 5.215%, (6-month USD LIBOR +/- MBS Margin),
6/01/21 - 10/01/44 ................................... United States 15,060,659 15,763,663
23,428,165
Federal National Mortgage Association (FNMA) Fixed Rate 13.5%
FNMA, 2.64%, 7/01/25 ................................. United States 2,381,984 2,534,942
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,742,069
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 4,384,132
FNMA, 3.51%, 8/01/23 ................................. United States 3,000,000 3,170,255
FNMA, 5.5%, 4/01/34 .................................. United States 544,629 581,677
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 6,888,345 7,102,542
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 241,398 251,467
FNMA, 30 Year, 2.5%, 11/01/50 ........................... United States 17,316,220 17,791,332
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 11,885,735 12,419,212
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 16,580,208 17,553,051
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 5,964,283 6,257,364
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 97,065 101,972
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 16,824,444 18,101,893
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 3,876,410 4,271,529
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 3,937,941 4,455,575
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 2,525,353 2,921,833
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 1,281,403 1,483,238
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 1,323,386 1,525,059
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 175,885 201,250
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 6,177 6,365
FNMA, 30 Year, 8%, 3/01/23 - 12/01/24 ..................... United States 20,012 20,362
FNMA, 30 Year, 8.5%, 6/01/21 ........................... United States 2 2
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 37,219 37,792
108,914,913
Government National Mortgage Association (GNMA) Fixed Rate 49.3%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 12,465,533 14,400,476
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 374,389 439,876
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 306,402 366,751
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 150,528 175,912
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 8,678 9,958
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 161,277 188,644
GNMA I, 30 Year, 10%, 8/15/21 ........................... United States 6 6
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 265,724 280,567
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 5,512,620 6,079,622
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 8,191,518 9,343,606
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 2,771,690 3,166,537

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 1,243,769 $ 1,436,279
GNMA I, Single-family, 30 Year, 6.5%, 7/15/23 - 5/15/37 ........ United States 654,576 735,336
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 1/15/32 ......... United States 126,910 130,983
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 11/15/27 ........ United States 40,163 40,853
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 7/15/23 .......... United States 21,197 21,394
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 17,255 17,477
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 29,070 29,274
GNMA II, Single-family, 30 Year, 2%, 11/20/50 ................ United States 6,108,930 6,175,267
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 .............. United States 14,720,341 15,203,542
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 .............. United States 6,054,050 6,253,333
GNMA II, Single-family, 30 Year, 2.5%, 1/20/51 ............... United States 39,764,413 41,078,793
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............... United States 13,252,000 13,692,131
GNMA II, Single-family, 30 Year, 3%, 9/20/45 ................. United States 4,672,663 4,947,574
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 12,185,157 12,873,233
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 14,178,062 14,782,786
GNMA II, Single-family, 30 Year, 3%, 12/20/50 ................ United States 10,782,525 11,377,574
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 10,012,316 10,491,941
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ................. United States 19,920,382 20,991,148
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ................. United States 22,861,000 24,079,107
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 2/20/45 ........ United States 1,100,540 1,167,907
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 10,786,604 11,719,259
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 6,510,109 7,072,246
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 5,048,917 5,484,879
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 8,585,102 9,232,045
GNMA II, Single-family, 30 Year, 3.5%, 4/20/43 ............... United States 3,744,082 4,067,591
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 6,951,408 7,549,523
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 20,832,623 22,232,568
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 36,818,466 39,138,031
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 9,854,978 10,512,416
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 17,493,352 18,945,518
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 11,732,518 12,998,587
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 15,470,789 17,364,780
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 6,406,358 7,340,426
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 2,665,573 3,113,560
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,738,645 2,045,923
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 239,617 279,296
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 5,211 6,264
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 31,679 34,544
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 2,442 2,730
399,118,073
Total Mortgage-Backed Securities (Cost $629,959,187) ...........................
636,297,174
Total Long Term Investments (Cost $769,073,377) ...............................
780,259,871
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169
Short Term Investments 4.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.2%
d
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value
$33,636,371)
BNP Paribas Securities Corp. (Maturity Value $19,612,695)
Deutsche Bank Securities, Inc. (Maturity Value $4,707,410)
HSBC Securities (USA), Inc. (Maturity Value $9,316,266)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%,
9/20/42 - 3/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 -
2/15/25; and U.S. Treasury Note, 1.63%, 11/15/22
(valued at $34,325,165) .............................. 33,636,367 $ 33,636,367
Total Repurchase Agreements (Cost $33,636,367) ...............................
33,636,367
Total Short Term Investments (Cost $33,636,367 ) ................................
33,636,367
a
Total Investments (Cost $802,709,744) 100.5% ..................................
$813,896,238
Other Assets, less Liabilities (0.5)% ...........................................
(3,456,811)
Net Assets 100.0% ...........................................................
$810,439,427
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
A portion or all of the security purchased on a delayed delivery basis.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Franklin VolSmart Allocation VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 66.7%
Aerospace & Defense 1.8%
BWX Technologies, Inc. ................................ United States 423 $ 27,893
General Dynamics Corp. ................................ United States 4,700 853,332
Huntington Ingalls Industries, Inc. ......................... United States 435 89,545
Lockheed Martin Corp. ................................. United States 1,718 634,801
Northrop Grumman Corp. ............................... United States 946 306,163
Raytheon Technologies Corp. ............................ United States 20,945 1,618,420
3,530,154
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. ............................ United States 1,593 152,020
Expeditors International of Washington, Inc. ................. United States 1,934 208,272
United Parcel Service, Inc., B ............................ United States 11,227 1,908,478
2,268,770
Auto Components 0.0%
†
Gentex Corp. ........................................ United States 3,021 107,759
Banks 0.5%
Associated Banc-Corp. ................................. United States 380 8,109
JPMorgan Chase & Co. ................................. United States 3,785 576,191
People's United Financial, Inc. ............................ United States 1,113 19,923
Wells Fargo & Co. ..................................... United States 9,303 363,468
967,691
Beverages 1.4%
a
Boston Beer Co., Inc. (The), A ............................ United States 43 51,870
Brown-Forman Corp., A ................................. United States 543 34,573
Brown-Forman Corp., B ................................ United States 1,105 76,212
Coca-Cola Co. (The) ................................... United States 12,138 639,794
a
Monster Beverage Corp. ................................ United States 3,835 349,330
PepsiCo, Inc. ........................................ United States 11,812 1,670,807
2,822,586
Biotechnology 1.8%
AbbVie, Inc. ......................................... United States 11,917 1,289,658
Amgen, Inc. ......................................... United States 2,786 693,185
a
Biogen, Inc. ......................................... United States 1,758 491,800
a
Exelixis , Inc. ......................................... United States 2,889 65,263
Gilead Sciences, Inc. .................................. United States 8,805 569,067
a
Regeneron Pharmaceuticals, Inc. ......................... United States 624 295,239
a
Vertex Pharmaceuticals, Inc. ............................. United States 1,207 259,372
3,663,584
Building Products 0.7%
A O Smith Corp. ...................................... United States 605 40,904
Allegion plc .......................................... United States 538 67,583
Johnson Controls International plc ......................... United States 19,692 1,175,022
Lennox International, Inc. ............................... United States 257 80,079
Trane Technologies plc ................................. United States 600 99,336
a
Trex Co., Inc. ........................................ United States 541 49,523
1,512,447
Capital Markets 1.2%
Evercore , Inc., A ...................................... United States 173 22,791
FactSet Research Systems, Inc. .......................... United States 445 137,323
Invesco Ltd. ......................................... United States 3,377 85,168
Lazard Ltd., A ........................................ United States 1,200 52,212
MarketAxess Holdings, Inc. .............................. United States 422 210,122

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Moody's Corp. ........................................ United States 1,298 $ 387,596
Morningstar, Inc. ...................................... United States 206 46,358
Nasdaq, Inc. ......................................... United States 4,770 703,384
S&P Global, Inc. ...................................... United States 1,540 543,420
SEI Investments Co. ................................... United States 1,139 69,399
T Rowe Price Group, Inc. ............................... United States 1,419 243,500
2,501,273
Chemicals 4.1%
Air Products and Chemicals, Inc. .......................... United States 8,810 2,478,605
Albemarle Corp. ...................................... United States 9,610 1,404,117
Celanese Corp. ....................................... United States 860 128,837
Eastman Chemical Co. ................................. United States 1,173 129,171
Ecolab, Inc. .......................................... United States 5,160 1,104,601
Huntsman Corp. ...................................... United States 907 26,149
Linde plc ............................................ United Kingdom 8,400 2,353,176
LyondellBasell Industries NV, A ........................... United States 3,508 365,007
NewMarket Corp. ..................................... United States 84 31,933
Sherwin-Williams Co. (The) .............................. United States 100 73,801
Valvoline, Inc. ........................................ United States 1,311 34,178
8,129,575
Commercial Services & Supplies 0.9%
Cintas Corp. ......................................... United States 4,296 1,466,268
a
Copart , Inc. .......................................... United States 2,265 246,002
Rollins, Inc. .......................................... United States 2,642 90,937
1,803,207
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................... United States 264 79,699
Cisco Systems, Inc. ................................... United States 14,485 749,019
a
F5 Networks, Inc. ..................................... United States 696 145,200
Motorola Solutions, Inc. ................................. United States 1,768 332,472
1,306,390
Consumer Finance 0.0%
†
Santander Consumer USA Holdings, Inc. ................... United States 941 25,463
Containers & Packaging 0.2%
Ardagh Group SA ..................................... United States 46 1,169
Avery Dennison Corp. .................................. United States 380 69,787
International Paper Co. ................................. United States 1,032 55,800
Packaging Corp. of America ............................. United States 934 125,605
Sonoco Products Co. .................................. United States 1,061 67,161
319,522
Distributors 0.1%
Pool Corp. .......................................... United States 448 154,668
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. ............................ United States 205 21,955
H&R Block, Inc. ....................................... United States 2,532 55,198
77,153
Diversified Financial Services 0.0%
†
Jefferies Financial Group, Inc. ............................ United States 990 29,799

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services 0.6%
AT&T, Inc. ........................................... United States 21,695 $ 656,708
Lumen Technologies, Inc. ............................... United States 2,785 37,180
Verizon Communications, Inc. ............................ United States 10,354 602,085
1,295,973
Electric Utilities 1.2%
Alliant Energy Corp. ................................... United States 2,399 129,930
American Electric Power Co., Inc. ......................... United States 2,793 236,567
Evergy , Inc. .......................................... United States 1,842 109,654
Eversource Energy .................................... United States 3,108 269,122
Hawaiian Electric Industries, Inc. .......................... United States 1,113 49,451
NextEra Energy, Inc. ................................... United States 8,376 633,309
PPL Corp. ........................................... United States 6,271 180,856
Southern Co. (The) .................................... United States 8,503 528,546
Xcel Energy, Inc. ...................................... United States 3,056 203,255
2,340,690
Electrical Equipment 0.8%
Eaton Corp. plc ....................................... United States 994 137,450
Emerson Electric Co. .................................. United States 6,400 577,408
a
Generac Holdings, Inc. ................................. United States 245 80,225
GrafTech International Ltd. .............................. United States 479 5,858
Hubbell, Inc. ......................................... United States 134 25,043
nVent Electric plc ..................................... United States 13,900 387,949
Rockwell Automation, Inc. ............................... United States 1,326 351,974
1,565,907
Electronic Equipment, Instruments & Components 0.0%
†
a
Vontier Corp. ......................................... United States 307 9,293
Entertainment 0.2%
Activision Blizzard, Inc. ................................. United States 3,403 316,479
Electronic Arts, Inc. .................................... United States 1,349 182,614
499,093
Equity Real Estate Investment Trusts (REITs) 0.8%
CoreSite Realty Corp. .................................. United States 176 21,094
EPR Properties ....................................... United States 827 38,530
Extra Space Storage, Inc. ............................... United States 312 41,356
Gaming and Leisure Properties, Inc. ....................... United States 21 891
Kimco Realty Corp. .................................... United States 3,961 74,269
National Retail Properties, Inc. ........................... United States 1,917 84,482
Omega Healthcare Investors, Inc. ......................... United States 572 20,952
Public Storage ....................................... United States 1,949 480,935
Realty Income Corp. ................................... United States 3,496 221,996
Simon Property Group, Inc. .............................. United States 2,976 338,580
Spirit Realty Capital, Inc. ................................ United States 1,166 49,555
STORE Capital Corp. .................................. United States 2,228 74,638
VICI Properties, Inc. ................................... United States 1,396 39,423
WP Carey, Inc. ....................................... United States 1,599 113,145
1,599,846
Food & Staples Retailing 1.4%
Casey's General Stores, Inc. ............................. United States 374 80,855
Costco Wholesale Corp. ................................ United States 1,621 571,370
Kroger Co. (The) ...................................... United States 6,534 235,159
a
Sprouts Farmers Market, Inc. ............................ United States 1,083 28,829
Walgreens Boots Alliance, Inc. ........................... United States 7,220 396,378

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Walmart, Inc. ........................................ United States 11,118 $ 1,510,158
2,822,749
Food Products 1.2%
Campbell Soup Co. .................................... United States 857 43,081
Flowers Foods, Inc. .................................... United States 2,066 49,171
General Mills, Inc. ..................................... United States 6,966 427,155
Hershey Co. (The) .................................... United States 1,883 297,815
Hormel Foods Corp. ................................... United States 3,241 154,855
Ingredion, Inc. ........................................ United States 698 62,764
J M Smucker Co. (The) ................................. United States 1,011 127,922
Kellogg Co. .......................................... United States 2,101 132,993
McCormick & Co., Inc. ................................. United States 10,400 927,264
Tyson Foods, Inc., A ................................... United States 3,078 228,696
2,451,716
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 1,206 119,213
Health Care Equipment & Supplies 5.1%
Abbott Laboratories .................................... United States 12,560 1,505,190
a
ABIOMED, Inc. ....................................... United States 197 62,790
a
Align Technology, Inc. .................................. United States 396 214,446
Becton Dickinson and Co. ............................... United States 6,800 1,653,420
a
IDEXX Laboratories, Inc. ................................ United States 263 128,689
Medtronic plc ........................................ United States 15,600 1,842,828
a
Quidel Corp. ......................................... United States 99 12,665
ResMed , Inc. ........................................ United States 1,570 304,611
Stryker Corp. ........................................ United States 10,200 2,484,516
West Pharmaceutical Services, Inc. ........................ United States 7,054 1,987,676
10,196,831
Health Care Providers & Services 1.4%
Chemed Corp. ....................................... United States 158 72,652
CVS Health Corp. ..................................... United States 5,550 417,526
Humana, Inc. ........................................ United States 581 243,584
Premier, Inc., A ....................................... United States 553 18,719
Quest Diagnostics, Inc. ................................. United States 331 42,481
UnitedHealth Group, Inc. ................................ United States 5,342 1,987,598
2,782,560
Health Care Technology 0.2%
Cerner Corp. ......................................... United States 3,042 218,659
a
Veeva Systems, Inc., A ................................. United States 630 164,581
383,240
Hotels, Restaurants & Leisure 1.2%
Domino's Pizza, Inc. ................................... United States 486 178,746
McDonald's Corp. ..................................... United States 8,056 1,805,672
Yum! Brands, Inc. ..................................... United States 3,809 412,057
2,396,475
Household Durables 0.3%
DR Horton, Inc. ....................................... United States 1,944 173,249
Garmin Ltd. .......................................... United States 1,629 214,784
a
NVR, Inc. ........................................... United States 35 164,882

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
PulteGroup, Inc. ...................................... United States 1,979 $ 103,779
656,694
Household Products 1.8%
Church & Dwight Co., Inc. ............................... United States 2,784 243,183
Clorox Co. (The) ...................................... United States 1,642 316,709
Colgate-Palmolive Co. ................................. United States 17,339 1,366,833
Procter & Gamble Co. (The) ............................. United States 12,661 1,714,679
3,641,404
Industrial Conglomerates 3.4%
3M Co. ............................................. United States 3,579 689,602
Carlisle Cos., Inc. ..................................... United States 3,160 520,073
Honeywell International, Inc. ............................. United States 11,659 2,530,819
Roper Technologies, Inc. ................................ United States 7,440 3,000,849
6,741,343
Insurance 0.5%
Aflac, Inc. ........................................... United States 2,440 124,879
American National Group, Inc. ............................ United States 84 9,061
Erie Indemnity Co., A ................................... United States 2,740 605,294
Progressive Corp. (The) ................................ United States 2,628 251,263
990,497
Interactive Media & Services 0.8%
a
Alphabet, Inc., A ...................................... United States 177 365,066
a
Alphabet, Inc., C ...................................... United States 172 355,804
a
Facebook, Inc., A ..................................... United States 2,252 663,282
a
Match Group, Inc. ..................................... United States 949 130,374
1,514,526
Internet & Direct Marketing Retail 0.1%
eBay, Inc. ........................................... United States 1,683 103,067
Qurate Retail, Inc., A ................................... United States 1,010 11,878
114,945
IT Services 4.5%
Accenture plc, A ...................................... United States 12,217 3,374,946
a
Akamai Technologies, Inc. ............................... United States 708 72,145
Amdocs Ltd. ......................................... United States 1,494 104,804
Automatic Data Processing, Inc. .......................... United States 3,575 673,780
Broadridge Financial Solutions, Inc. ........................ United States 1,329 203,470
Cognizant Technology Solutions Corp., A .................... United States 4,948 386,538
International Business Machines Corp. ..................... United States 5,082 677,227
Jack Henry & Associates, Inc. ............................ United States 886 134,424
Mastercard , Inc., A .................................... United States 1,862 662,965
Paychex, Inc. ........................................ United States 3,874 379,730
Visa, Inc., A .......................................... United States 10,638 2,252,384
Western Union Co. (The) ................................ United States 1,120 27,619
8,950,032
Life Sciences Tools & Services 0.4%
a
Bio-Rad Laboratories, Inc., A ............................. United States 55 31,414
a
Mettler -Toledo International, Inc. .......................... United States 277 320,126
Thermo Fisher Scientific, Inc. ............................ United States 994 453,642

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Waters Corp. ........................................ United States 324 $ 92,071
897,253
Machinery 2.0%
Allison Transmission Holdings, Inc. ........................ United States 975 39,809
Cummins, Inc. ........................................ United States 1,685 436,600
Donaldson Co., Inc. ................................... United States 7,530 437,945
Dover Corp. ......................................... United States 7,744 1,061,935
Graco , Inc. .......................................... United States 1,809 129,561
Illinois Tool Works, Inc. ................................. United States 2,547 564,211
Lincoln Electric Holdings, Inc. ............................ United States 254 31,227
Otis Worldwide Corp. .................................. United States 1,752 119,924
PACCAR, Inc. ........................................ United States 2,427 225,517
Pentair plc .......................................... United States 12,300 766,536
Snap-on, Inc. ........................................ United States 466 107,525
Toro Co. (The) ....................................... United States 1,248 128,719
4,049,509
Media 0.5%
Comcast Corp., A ..................................... United States 12,379 669,828
Interpublic Group of Cos., Inc. (The) ....................... United States 3,567 104,156
Omnicom Group, Inc. .................................. United States 2,383 176,700
950,684
Metals & Mining 0.3%
Newmont Corp. ....................................... United States 3,456 208,293
Nucor Corp. ......................................... United States 2,166 173,865
Reliance Steel & Aluminum Co. ........................... United States 389 59,241
Southern Copper Corp. ................................. Peru 202 13,710
Steel Dynamics, Inc. ................................... United States 1,689 85,733
540,842
Multiline Retail 1.5%
Dollar General Corp. ................................... United States 2,641 535,119
Target Corp. ......................................... United States 12,241 2,424,575
2,959,694
Multi-Utilities 0.7%
Ameren Corp. ........................................ United States 2,017 164,103
Consolidated Edison, Inc. ............................... United States 3,360 251,328
Dominion Energy, Inc. .................................. United States 5,903 448,392
Public Service Enterprise Group, Inc. ...................... United States 5,480 329,951
WEC Energy Group, Inc. ................................ United States 1,369 128,125
1,321,899
Oil, Gas & Consumable Fuels 0.7%
Cabot Oil & Gas Corp. ................................. United States 3,382 63,514
Chevron Corp. ....................................... United States 5,990 627,692
EOG Resources, Inc. .................................. United States 4,930 357,573
Exxon Mobil Corp. ..................................... United States 5,900 329,397
1,378,176
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,473 719,272
Nu Skin Enterprises, Inc., A .............................. United States 538 28,455
747,727

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. ................................ United States 10,040 $ 633,825
Eli Lilly and Co. ....................................... United States 4,291 801,645
a
Horizon Therapeutics plc ................................ United States 883 81,271
Johnson & Johnson ................................... United States 12,195 2,004,248
Merck & Co., Inc. ..................................... United States 7,679 591,974
Pfizer, Inc. ........................................... United States 29,929 1,084,328
Zoetis, Inc. .......................................... United States 2,105 331,496
5,528,787
Professional Services 0.2%
Booz Allen Hamilton Holding Corp. ........................ United States 1,054 84,879
CoreLogic , Inc. ....................................... United States 192 15,216
a
FTI Consulting, Inc. .................................... United States 149 20,876
Robert Half International, Inc. ............................ United States 1,482 115,700
Verisk Analytics, Inc. ................................... United States 693 122,446
359,117
Road & Rail 1.0%
JB Hunt Transport Services, Inc. .......................... United States 960 161,347
Landstar System, Inc. .................................. United States 425 70,151
Norfolk Southern Corp. ................................. United States 3,800 1,020,376
Old Dominion Freight Line, Inc. ........................... United States 653 156,988
Schneider National, Inc., B .............................. United States 262 6,542
Union Pacific Corp. .................................... United States 3,032 668,283
2,083,687
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................... United States 14,314 2,219,815
Applied Materials, Inc. .................................. United States 7,434 993,182
a
Cirrus Logic, Inc. ...................................... United States 245 20,774
Intel Corp. ........................................... United States 13,031 833,984
KLA Corp. ........................................... United States 1,708 564,323
Lam Research Corp. ................................... United States 1,353 805,360
Maxim Integrated Products, Inc. .......................... United States 3,094 282,699
Monolithic Power Systems, Inc. ........................... United States 206 72,761
NVIDIA Corp. ........................................ United States 1,143 610,282
QUALCOMM, Inc. ..................................... United States 4,200 556,878
Skyworks Solutions, Inc. ................................ United States 2,114 387,877
Teradyne, Inc. ........................................ United States 417 50,741
Texas Instruments, Inc. ................................. United States 17,255 3,261,022
Xilinx, Inc. ........................................... United States 2,911 360,673
11,020,371
Software 4.5%
a
Adobe, Inc. .......................................... United States 1,298 617,030
a
Aspen Technology, Inc. ................................. United States 593 85,588
a
Cadence Design Systems, Inc. ........................... United States 2,285 313,022
Citrix Systems, Inc. .................................... United States 1,011 141,904
a
Fair Isaac Corp. ...................................... United States 121 58,812
a
Fortinet, Inc. ......................................... United States 575 106,042
Intuit, Inc. ........................................... United States 1,768 677,250
Microsoft Corp. ....................................... United States 26,923 6,347,636
Oracle Corp. ......................................... United States 8,108 568,938
a
Tyler Technologies, Inc. ................................. United States 175 74,293
a
VMware, Inc., A ....................................... United States 321 48,294
9,038,809

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.8%
a
AutoZone, Inc. ....................................... United States 221 $ 310,350
Best Buy Co., Inc. ..................................... United States 2,725 312,857
Foot Locker, Inc. ...................................... United States 1,353 76,106
Lowe's Cos., Inc. ...................................... United States 8,100 1,540,458
a
O'Reilly Automotive, Inc. ................................ United States 823 417,467
Ross Stores, Inc. ..................................... United States 15,111 1,811,960
TJX Cos., Inc. (The) ................................... United States 9,757 645,426
Tractor Supply Co. .................................... United States 1,366 241,891
Williams-Sonoma, Inc. ................................. United States 949 170,061
5,526,576
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. .......................................... United States 5,106 623,698
a
Dell Technologies, Inc., C ............................... United States 684 60,295
HP, Inc. ............................................. United States 17,926 569,150
NetApp, Inc. ......................................... United States 2,476 179,931
Xerox Holdings Corp. .................................. United States 765 18,566
1,451,640
Textiles, Apparel & Luxury Goods 1.3%
a
Carter's, Inc. ......................................... United States 457 40,641
Hanesbrands, Inc. ..................................... United States 2,566 50,473
a
Lululemon Athletica , Inc. ................................ United States 1,263 387,375
NIKE, Inc., B ......................................... United States 16,155 2,146,838
2,625,327
Tobacco 0.7%
Altria Group, Inc. ...................................... United States 14,304 731,793
Philip Morris International, Inc. ........................... United States 8,310 737,429
1,469,222
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 6,942 349,044
MSC Industrial Direct Co., Inc., A .......................... United States 477 43,020
Watsco , Inc. ......................................... United States 335 87,351
WW Grainger, Inc. ..................................... United States 2,175 872,023
1,351,438
Total Common Stocks (Cost $80,918,778) ......................................
133,593,826
Management Investment Companies 31.3%
Capital Markets 31.3%
a,b
Franklin Income VIP Fund, Class 1 ........................ United States 1,183,040 19,756,771
b
Franklin Liberty U.S. Core Bond ETF ....................... United States 1,184,800 29,833,264
b
Franklin Low Duration Total Return Fund, Class R6 ............ United States 481,480 4,655,909
b
Franklin Strategic Income Fund, Class R6 ................... United States 891,123 8,367,642
62,613,586
Total Management Investment Companies (Cost $63,104,176) ....................
62,613,586
Total Long Term Investments (Cost $144,022,954) ...............................
196,207,412
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169 .
At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following total return swap contracts outstanding. See Note 3 .
Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,101,656 $ 4,101,656
Total Money Market Funds (Cost $4,101,656) ...................................
4,101,656
Total Short Term Investments (Cost $4,101,656 ) .................................
4,101,656
a
Total Investments (Cost $148,124,610) 100.0% ..................................
$200,309,068
Other Assets, less Liabilities 0.0%
†
............................................
(61,611)
Net Assets 100.0% ...........................................................
$200,247,457
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 43 $ 8,529,910 6/18/21 $ (21,251)
Total Futures Contracts ...................................................................... $(21,251)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) ..
—
Monthly BZWS 5/28/21 3,500,000 $ (1,003)
Total Return Swap Contracts .................................................................... $(1,003)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Developing Markets VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a Industry Shares a Value
a
Common Stocks 97.2%
Brazil 3.0%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 76,800 $ 828,851
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 226,117 2,194,086
a
Lojas Americanas SA ............. Multiline Retail 582,936 2,154,036
a
M Dias Branco SA ................ Food Products 106,200 579,204
Vale SA ........................ Metals & Mining 266,919 4,645,595
10,401,772
Cambodia 0.5%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,371,750 1,626,301
China 28.1%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,057,845 30,056,348
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,686,100 541,842
a
Baidu, Inc., ADR ................. Interactive Media & Services 12,214 2,657,156
c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 6,555,253
China Merchants Bank Co. Ltd., A .... Banks 340,000 2,661,081
China Merchants Bank Co. Ltd., H .... Banks 606,700 4,648,073
China Resources Cement Holdings Ltd. Construction Materials 2,895,000 3,265,625
China Resources Land Ltd. ......... Real Estate Management & Development 248,453 1,210,924
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 286,759 209,262
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 25,771 1,945,710
d
Flat Glass Group Co. Ltd., H ........ Semiconductors & Semiconductor Equipment 298,117 910,205
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 431,300 1,639,898
Longshine Technology Group Co. Ltd., A Software 292,300 699,884
NetEase , Inc., ADR ............... Entertainment 21,265 2,195,824
Ping An Bank Co. Ltd., A ........... Banks 802,600 2,702,883
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 174,747 2,104,967
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 41,852 500,610
a
Prosus NV ..................... Internet & Direct Marketing Retail 32,057 3,566,959
Tencent Holdings Ltd. ............. Interactive Media & Services 337,501 26,935,303
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 16,816 344,560
Uni -President China Holdings Ltd. .... Food Products 1,520,451 1,849,986
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 620,189
97,822,542
Czech Republic 0.3%
b,c
Moneta Money Bank A/S, 144A, Reg S Banks 258,479 929,154
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 101,614 2,994,909
India 6.4%
ACC Ltd. ....................... Construction Materials 9,600 250,558
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 10,012 398,205
a
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 63,532 2,868,934
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 280,262 501,070
a
ICICI Bank Ltd. .................. Banks 1,579,654 12,630,327
Infosys Ltd. ..................... IT Services 296,276 5,556,742
22,205,836
Indonesia 0.6%
Astra International Tbk . PT ......... Automobiles 5,624,400 2,049,778

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Mexico 1.5%
a
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 $ 4,624,565
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 520,904
5,145,469
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 771,968
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 31,950 964,890
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 327,469 689,146
Russia 6.3%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 115,071 685,387
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 6,889,341
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 27,833 635,911
Sberbank of Russia PJSC, ADR ..... Banks 471,958 7,256,581
a
Yandex NV, A ................... Interactive Media & Services 98,891 6,334,958
21,802,178
South Africa 5.2%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 2,161,245
Naspers Ltd., N .................. Internet & Direct Marketing Retail 66,341 15,887,047
18,048,292
South Korea 22.3%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 75,091 2,889,939
KT Skylife Co. Ltd. ............... Media 92,351 707,606
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 17,813 891,646
LG Corp. ....................... Industrial Conglomerates 100,768 8,113,402
NAVER Corp. ................... Interactive Media & Services 49,856 16,749,995
POSCO ....................... Metals & Mining 13,480 3,832,935
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 541,216 39,290,330
Samsung Life Insurance Co. Ltd. ..... Insurance 74,406 5,161,291
77,637,144
Taiwan 17.0%
CTBC Financial Holding Co. Ltd. ..... Banks 350,500 272,706
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,315,418 5,785,166
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 323,163
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 267,000 9,207,507
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,071,831 43,743,042
59,331,584
Thailand 1.5%
Kasikornbank PCL ............... Banks 629,678 2,930,017
Kiatnakin Phatra Bank PCL ......... Banks 859,600 1,682,615
Thai Beverage PCL ............... Beverages 1,450,900 800,047
5,412,679
United Kingdom 2.1%
Unilever plc ..................... Personal Products 134,023 7,477,373

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 169 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 0.9%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 39,862 $ 3,114,020
Total Common Stocks (Cost $185,677,529) .....................................
338,425,035
Preferred Stocks 2.7%
Brazil 2.7%
a,e
Banco Bradesco SA, ADR, 3.83% .... Banks 1,026,866 4,826,270
e
Itau Unibanco Holding SA, ADR, 5.36% Banks 897,443 4,451,317
9,277,587
Total Preferred Stocks (Cost $11,447,177) ......................................
9,277,587
a a a a a
Escrows and Litigation Trusts 0.0%
c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $197,124,706) ...............................
347,702,622
Short Term Investments 0.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 6 6
Total Money Market Funds (Cost $6) ...........................................
6
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 131,200 131,200
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$131,200) ...................................................................
131,200
a a a a a
Total Short Term Investments (Cost $131,206 ) ..................................
131,206
a a a
a
Total Investments (Cost $197,255,912) 99.9% ...................................
$347,833,828
Other Assets, less Liabilities 0.1% .............................................
309,988
Net Assets 100.0% ...........................................................
$348,143,816
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $2,627,811, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
A portion or all of the security is on loan at March 31, 2021.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Foreign VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.3%
Aerospace & Defense 2.2%
BAE Systems plc ..................................... United Kingdom 2,629,361 $ 18,308,404
Dassault Aviation SA ................................... France 10,152 11,288,612
29,597,016
Airlines 1.3%
a
International Consolidated Airlines Group SA ................. United Kingdom 6,519,183 17,820,264
Auto Components 3.4%
Cie Generale des Etablissements Michelin SCA .............. France 115,491 17,295,641
Continental AG ....................................... Germany 111,315 14,734,014
Toyota Industries Corp. ................................. Japan 147,500 13,180,518
45,210,173
Automobiles 4.9%
Bayerische Motoren Werke AG ........................... Germany 205,138 21,286,709
Honda Motor Co. Ltd. .................................. Japan 771,700 23,263,306
Isuzu Motors Ltd. ..................................... Japan 1,906,500 20,475,447
65,025,462
Banks 9.7%
ING Groep NV ....................................... Netherlands 1,660,582 20,280,767
Kasikornbank PCL .................................... Thailand 1,860,000 8,654,949
b
KB Financial Group, Inc., ADR ........................... South Korea 596,606 29,490,234
Shinhan Financial Group Co. Ltd. ......................... South Korea 619,076 20,632,327
Standard Chartered plc ................................. United Kingdom 4,207,691 28,968,046
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 606,500 21,983,989
130,010,312
Beverages 0.6%
Kirin Holdings Co. Ltd. ................................. Japan 438,700 8,417,836
Biotechnology 0.4%
a
Galapagos NV ....................................... Belgium 62,230 4,801,538
Chemicals 2.1%
c
Covestro AG, 144A, Reg S .............................. Germany 256,597 17,262,583
b
Tosoh Corp. ......................................... Japan 574,100 10,995,419
28,258,002
Construction & Engineering 2.0%
Sinopec Engineering Group Co. Ltd., H ..................... China 11,734,000 6,494,711
Taisei Corp. ......................................... Japan 531,500 20,505,968
27,000,679
Electronic Equipment, Instruments & Components 3.3%
Hitachi Ltd. .......................................... Japan 796,900 36,122,187
a
Landis+Gyr Group AG .................................. Switzerland 120,834 8,129,935
44,252,122
Energy Equipment & Services 1.5%
SBM Offshore NV ..................................... Netherlands 1,076,313 19,686,190
Food & Staples Retailing 1.4%
b
Matsumotokiyoshi Holdings Co. Ltd. ....................... Japan 109,500 4,884,901
Sundrug Co. Ltd. ...................................... Japan 366,100 13,412,645
18,297,546

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 2.0%
Fresenius Medical Care AG & Co. KGaA .................... Germany 265,350 $ 19,544,413
Sinopharm Group Co. Ltd., H ............................ China 2,794,800 6,771,006
26,315,419
Household Durables 1.7%
Sony Group Corp. ..................................... Japan 220,400 23,325,698
Industrial Conglomerates 2.3%
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,873,500 30,946,800
Insurance 3.5%
AIA Group Ltd. ....................................... Hong Kong 2,416,800 29,574,017
Prudential plc ........................................ United Kingdom 785,351 16,727,551
46,301,568
Interactive Media & Services 1.1%
a
Baidu, Inc., ADR ...................................... China 27,630 6,010,907
a,c
Kuaishou Technology, 144A, Reg S ........................ China 231,200 8,029,791
14,040,698
Internet & Direct Marketing Retail 2.6%
a
Alibaba Group Holding Ltd. .............................. China 516,700 14,680,898
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... Germany 210,573 19,374,403
34,055,301
IT Services 0.6%
a
Amadeus IT Group SA ................................. Spain 104,548 7,446,119
Machinery 1.5%
Komatsu Ltd. ........................................ Japan 655,000 20,297,998
Media 1.7%
a
Informa plc .......................................... United Kingdom 1,217,196 9,396,813
b
Nippon Television Holdings, Inc. .......................... Japan 338,900 4,453,952
b
TBS Holdings, Inc. .................................... Japan 441,700 8,687,768
22,538,533
Metals & Mining 6.2%
Alamos Gold, Inc., A ................................... Canada 1,135,752 8,870,223
ArcelorMittal SA ...................................... Luxembourg 949,815 27,334,706
Sumitomo Metal Mining Co. Ltd. .......................... Japan 579,500 25,112,783
Wheaton Precious Metals Corp. .......................... Brazil 544,400 20,791,853
82,109,565
Multi-Utilities 1.7%
E.ON SE ............................................ Germany 1,972,849 22,989,569
Oil, Gas & Consumable Fuels 5.3%
BP plc .............................................. United Kingdom 6,357,681 25,820,878
Cenovus Energy, Inc. .................................. Canada 912,844 6,856,498
Equinor ASA ......................................... Norway 1,303,205 25,436,297
Galp Energia SGPS SA, B .............................. Portugal 1,139,637 13,209,837
71,323,510
Pharmaceuticals 7.0%
Bayer AG ........................................... Germany 552,576 35,015,394
Roche Holding AG .................................... Switzerland 54,982 17,812,941
Sanofi .............................................. France 67,050 6,629,617

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. .......................... Japan 933,094 $ 34,013,302
93,471,254
Real Estate Management & Development 4.4%
China Overseas Land & Investment Ltd. .................... China 4,264,000 11,146,056
CK Asset Holdings Ltd. ................................. Hong Kong 3,560,500 21,674,971
Mitsui Fudosan Co. Ltd. ................................ Japan 578,900 13,196,309
Swire Pacific Ltd., A ................................... Hong Kong 1,628,500 12,267,539
58,284,875
Semiconductors & Semiconductor Equipment 9.3%
Infineon Technologies AG ............................... Germany 590,665 25,129,233
NXP Semiconductors NV ............................... Netherlands 221,300 44,556,542
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 2,587,000 54,619,923
124,305,698
Technology Hardware, Storage & Peripherals 4.8%
Samsung Electronics Co. Ltd. ............................ South Korea 880,121 63,893,610
Thrifts & Mortgage Finance 2.1%
Housing Development Finance Corp. Ltd. ................... India 822,605 28,250,750
Tobacco 1.7%
Imperial Brands plc .................................... United Kingdom 1,122,761 23,014,298
Total Common Stocks (Cost $947,359,060) .....................................
1,231,288,403
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Cenovus Energy, Inc., 1/01/26 ............................ Canada 75,750 301,360
Total Warrants (Cost $255,280) ................................................
301,360
Total Long Term Investments (Cost $947,614,340) ...............................
1,231,589,763
a
Short Term Investments 5.9%
a a
Country Shares
a
Value
a
Money Market Funds 5.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 76,565,396 76,565,396
Total Money Market Funds (Cost $76,565,396) ..................................
76,565,396

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,615,400 $ 1,615,400
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,615,400) ............................................................
1,615,400
Total Short Term Investments (Cost $78,180,796 ) ................................
78,180,796
a
Total Investments (Cost $1,025,795,136) 98.2% ..................................
$1,309,770,559
Other Assets, less Liabilities 1.8% .............................................
24,354,133
Net Assets 100.0% ...........................................................
$1,334,124,692
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $44,666,777, representing 3.3% of net assets.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Global Bond VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 52.5%
Argentina 2.2%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 408,680,842 ARS $ 2,807,556
Index Linked, 1%, 8/05/21 ........ 220,699,848 ARS 1,526,007
Index Linked, 1.664%, 3/18/22 ..... 2,174,938,415 ARS 14,987,632
Index Linked, 1.3%, 9/20/22 ....... 18,765,779 ARS 129,334
Index Linked, 1.937%, 3/25/23 ..... 1,244,767,415 ARS 8,256,901
Index Linked, 2.075%, 3/25/24 ..... 1,244,767,419 ARS 7,604,936
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 158,383
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 820,823,000 ARS 5,186,079
16%, 10/17/23 ................. 844,288,000 ARS 3,349,601
15.5%, 10/17/26 ................ 1,668,306,000 ARS 4,633,844
48,640,273
Colombia 2.1%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 2,386,000,000 COP 654,421
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 101,273
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 195,153
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 5,018,217
B, 10%, 7/24/24 ................ 67,868,000,000 COP 21,682,113
B, 7.5%, 8/26/26 ............... 35,134,200,000 COP 10,377,711
B, 6%, 4/28/28 ................. 29,113,600,000 COP 7,780,186
B, 7.75%, 9/18/30 .............. 8,450,000,000 COP 2,428,778
48,237,852
Ghana 1.8%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 7,250,000 GHS 1,256,482
24.5%, 6/21/21 ................ 80,000 GHS 14,085
24.75%, 7/19/21 ................ 1,190,000 GHS 210,919
18.75%, 1/24/22 ................ 26,990,000 GHS 4,777,315
17.6%, 11/28/22 ................ 520,000 GHS 91,543
Senior Note, 17.6%, 2/20/23 ...... 1,680,000 GHS 295,415
19%, 9/18/23 .................. 150,000 GHS 26,933
19.75%, 3/25/24 ................ 26,840,000 GHS 4,885,858
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 118,731
19%, 11/02/26 ................. 80,510,000 GHS 14,071,547
19.75%, 3/15/32 ................ 80,510,000 GHS 14,053,198
39,802,026
India 4.0%
India Government Bond ,
8.79%, 11/08/21 ................ 653,000,000 INR 9,198,217
8.2%, 2/15/22 ................. 500,000,000 INR 7,091,863
8.35%, 5/14/22 ................ 212,700,000 INR 3,041,542
8.15%, 6/11/22 ................. 1,621,000,000 INR 23,191,966
6.84%, 12/19/22 ................ 98,000,000 INR 1,396,955
7.16%, 5/20/23 ................ 133,700,000 INR 1,923,291
8.83%, 11/25/23 ................ 1,468,100,000 INR 22,008,906
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 4,228,963
7.59%, 1/11/26 ................. 1,032,000,000 INR 15,110,098

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
7.27%, 4/08/26 ................ 214,000,000 INR $ 3,093,775
90,285,576
Indonesia 9.7%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 324,406,000,000 IDR 22,753,535
FR61, 7%, 5/15/22 .............. 244,849,000,000 IDR 17,463,086
FR35, Senior Bond, 12.9%, 6/15/22 . 71,229,000,000 IDR 5,436,243
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,954,326
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 20,206,828
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 17,109,627
FR39, 11.75%, 8/15/23 .......... 5,491,000,000 IDR 432,823
FR70, 8.375%, 3/15/24 .......... 53,132,000,000 IDR 3,943,620
FR44, 10%, 9/15/24 ............. 4,454,000,000 IDR 347,519
FR81, 6.5%, 6/15/25 ............ 594,612,000,000 IDR 41,981,859
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,858,096
FR86, 5.5%, 4/15/26 ............ 1,104,580,000,000 IDR 74,754,020
219,241,582
Mexico 11.7%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 551,640,000 MXN 27,074,116
M, Senior Note, 7.25%, 12/09/21 ... 1,499,210,000 MXN 74,655,807
M, 6.5%, 6/09/22 ............... 2,147,994,000 MXN 107,190,147
M, Senior Note, 6.75%, 3/09/23 .... 229,144,000 MXN 11,588,307
M, Senior Bond, 8%, 12/07/23 ..... 836,490,000 MXN 43,661,746
264,170,123
Norway 5.6%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 335,990,000 NOK 39,478,766
144A, Reg S, 2%, 5/24/23 ........ 315,007,000 NOK 37,975,449
144A, Reg S, 3%, 3/14/24 ........ 265,052,000 NOK 33,040,555
144A, Reg S, 1.75%, 3/13/25 ...... 89,312,000 NOK 10,779,189
144A, Reg S, 1.5%, 2/19/26 ....... 52,969,000 NOK 6,327,820
127,601,779
South Korea 14.9%
Korea Monetary Stabilization Bond,
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 53,028,943
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 43,990,000,000 KRW 39,244,063
3%, 3/10/23 ................... 3,919,000,000 KRW 3,613,841
2.25%, 9/10/23 ................ 88,312,000,000 KRW 80,484,956
1.875%, 3/10/24 ................ 33,811,000,000 KRW 30,564,667
1.375%, 9/10/24 ................ 75,881,910,000 KRW 67,377,063
3%, 9/10/24 ................... 18,500,000,000 KRW 17,322,256
1.375%, 12/10/29 ............... 53,382,000,000 KRW 45,178,007
336,813,796

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 0.5%
e
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN $ 10,294,562
Total Foreign Government and Agency Securities (Cost $1,399,959,462) ...........
1,185,087,569
U.S. Government and Agency Securities 20.9%
United States 20.9%
U.S. Treasury Notes ,
1.125%, 9/30/21 ................ 3,497,000 3,515,716
1.5%, 9/30/21 ................. 15,768,000 15,883,354
2.125%, 12/31/21 ............... 3,953,000 4,014,293
1.5%, 10/31/24 ................ 64,160,000 66,369,259
1.5%, 11/30/24 ................. 50,420,000 52,144,325
1.75%, 12/31/24 ................ 22,672,000 23,656,372
2%, 2/15/25 ................... 49,140,000 51,770,718
2.125%, 5/15/25 ................ 58,760,000 62,215,593
2.875%, 5/31/25 ................ 76,680,000 83,558,736
2.625%, 12/31/25 ............... 44,803,000 48,491,372
1.625%, 2/15/26 ................ 24,220,000 25,054,455
2.125%, 5/31/26 ................ 11,063,000 11,707,117
1.625%, 10/31/26 ............... 24,220,000 24,928,151
473,309,461
Total U.S. Government and Agency Securities (Cost $462,828,054) ................
473,309,461
Total Long Term Investments (Cost $1,862,787,516) .............................
1,658,397,030
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.7%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 19,266,000 AUD 570,579
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 29,640,000 AUD 1,002,091
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 30,645,000 AUD 423,151
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 28,580,000 AUD 331,340
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 22,983,000 AUD 364,273
Foreign Exchange USD/AUD,
Counterparty MSCO, April Strike Price
1.48 AUD, Expires 4/16/21 ........ 1 15,551,876 213
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 9,453,000 390,818

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 27,911,000 $ 74,304
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 42,168,000 963,462
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 15,371,000 351,199
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 23,397,000 335,468
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 34,580,000 1,059,269
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 7,291,000 33,081
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 35,754,000 76,756
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 487,160
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 16,875,000 910,088
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 487,160
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 21,864,000 1,223,602
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 21,864,000 1,124,857
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 31,535,000 93,079
10,301,950
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 39,520,000 AUD 1,566
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 31,616,000 AUD 11,048
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 15,808,000 AUD 5,524

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 51,376,000 AUD $ 1,061
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 6,388,000 AUD 6,331
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 39,520,000 AUD 20,916
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 45,967,000 AUD 339,350
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 61,289,000 AUD 96,077
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 71,451,000 AUD 222,255
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 25,550,000 AUD 115,062
Foreign Exchange USD/AUD,
Counterparty MSCO, April Strike Price
1.33 AUD, Expires 4/16/21 ........ 1 8,931,989 117,275
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 41,892,000 73,304
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 34,913,000 89,647
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 11,528,000 98,158
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 8,189,000 71,856
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 16,398,000 185,391
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 123,568
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 8,437,000 230,804
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 123,568
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 16,398,000 276,244
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 30,864,000 345,576

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.38 MXN, Expires 5/20/21 ....... 1 56,224,000 $ 1,028,726
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 14,780,000 722,323
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 7,291,000 828,416
5,134,046
Total Options Purchased (Cost $25,529,068) ....................................
15,435,996
Short Term Investments 25.0%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.6%
Argentina 0.1%
a,b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 227,299,481 ARS 1,562,342
Index Linked, 9/13/21 ............ 125,420,461 ARS 869,209
Index Linked, 2/28/22 ............ 60,891,838 ARS 420,320
2,851,871
Japan 4.5%
f
Japan Treasury Bills ,
4/12/21 ...................... 290,800,000 JPY 2,626,407
6/16/21 ...................... 906,750,000 JPY 8,190,998
8/10/21 ...................... 1,179,000,000 JPY 10,652,169
11/22/21 ..................... 4,069,650,000 JPY 36,782,991
12/20/21 ..................... 4,837,300,000 JPY 43,725,952
101,978,517
Total Foreign Government and Agency Securities (Cost $111,542,054) .............
104,830,388
U.S. Government and Agency Securities 2.9%
United States 2.9%
f
U.S. Treasury Bills, 4/08/21 ......... 64,460,000 64,460,000
Total U.S. Government and Agency Securities (Cost $64,458,997) .................
64,460,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 17.5%
United States 17.5%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 395,554,464 $ 395,554,464
Total Money Market Funds (Cost $395,554,464) .................................
395,554,464
a a a a a
Total Short Term Investments (Cost $571,555,515 ) ...............................
564,844,852
a a a
a
Total Investments (Cost $2,459,872,099) 99.1% ..................................
$2,238,677,878
Options Written (0.8)% .......................................................
(17,598,535)
Other Assets, less Liabilities 1.7% .............................................
38,286,886
Net Assets 100.0% ...........................................................
$2,259,366,229
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.8)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 38,532,000 AUD (2,547,878)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 29,640,000 AUD (1,704,987)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 30,645,000 AUD (1,143,939)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (977,574)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 57,160,000 AUD (1,374,386)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 41,892,000 (806,224)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 14,780,000 (444,365)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 9,359,000 (26,279)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.48 MXN, Expires 5/20/21 ....... 1 28,112,000 (97,525)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 11,920,000 (100,401)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 15,371,000 (141,504)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 5,849,000 (25,539)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
25.22 MXN, Expires 8/20/21 ....... 1 14,056,000 $ (58,641)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 22,150,000 (245,674)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 16,398,000 (44,699)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 16,398,000 (27,030)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 10,512,000 (48,522)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 7,291,000 (547)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (81,907)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (81,907)
(9,979,528)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 59,280,000 AUD (7,581)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 25,688,000 AUD (92)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (70,797)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 61,289,000 AUD (31,210)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 35,725,000 AUD (54,470)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 25,550,000 AUD (65,562)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 15,290,750 (65,884)
Foreign Exchange USD/AUD,
Counterparty MSCO, April Strike Price
1.38 AUD, Expires 4/16/21 ........ 1 5,718,544 (288,189)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 9,453,000 $ (23,671)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 13,980,000 (8,118)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 30,864,000 (71,448)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 7,291,000 (54,879)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 34,913,000 (400,683)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 23,056,000 (391,251)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 19,450,000 (455,880)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
20.36 MXN, Expires 8/20/21 ....... 1 56,224,000 (1,519,987)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 16,398,000 (704,515)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 16,398,000 (951,659)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 (634,187)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 16,875,000 (1,184,757)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 (634,187)
(7,619,007)
Total Options Written (Premiums received $14,519,160) ..........................
$ (17,598,535)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 11 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $127,601,779, representing 5.6% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... CITI Buy 2,796,566,000 26,363,522 4/01/21 $ — $ (1,106,661)
Japanese Yen ...... CITI Sell 2,796,566,000 26,149,407 4/01/21 892,545 —
Japanese Yen ...... JPHQ Buy 4,594,279,100 43,304,589 4/01/21 — (1,811,890)
Japanese Yen ...... JPHQ Sell 4,594,279,100 42,279,886 4/01/21 787,187 —
Brazilian Real ...... CITI Buy 196,017,781 34,899,126 4/05/21 — (76,283)
Brazilian Real ...... CITI Sell 196,017,781 35,427,034 4/05/21 604,192 —
Brazilian Real ...... HSBK Buy 42,993,575 7,919,801 4/05/21 — (281,930)
Brazilian Real ...... HSBK Sell 42,993,575 8,061,497 4/05/21 423,626 —
Brazilian Real ...... JPHQ Buy 60,285,900 10,763,417 4/05/21 — (53,540)
Brazilian Real ...... JPHQ Sell 60,285,900 11,154,554 4/05/21 444,676 —
Mexican Peso ...... GSCO Buy 452,466,000 21,668,925 4/05/21 466,835 —
Mexican Peso ...... GSCO Sell 452,466,000 20,057,895 4/05/21 — (2,077,865)
Japanese Yen ...... JPHQ Buy 1,198,805,442 11,687,966 4/07/21 — (860,891)
Japanese Yen ...... JPHQ Sell 1,198,805,442 11,032,143 4/07/21 205,068 —
Australian Dollar .... HSBK Sell 14,684,959 1,111,761,533 JPY 4/13/21 — (1,112,760)
Australian Dollar .... JPHQ Sell 28,382,293 2,152,140,576 JPY 4/13/21 — (2,120,080)
Euro ............. GSCO Sell 7,929,023 8,527,545 CHF 4/13/21 — (273,763)
Euro ............. UBSW Sell 5,043,109 5,430,597 CHF 4/13/21 — (166,916)
Japanese Yen ...... HSBK Sell 1,165,175,134 14,684,959 AUD 4/13/21 630,325 —
Japanese Yen ...... JPHQ Buy 1,064,193,098 10,377,208 4/13/21 — (765,355)
Japanese Yen ...... JPHQ Sell 1,064,193,098 9,782,275 4/13/21 170,422 —
Japanese Yen ...... JPHQ Sell 2,262,998,540 28,382,293 AUD 4/13/21 1,118,805 —
Mexican Peso ...... CITI Buy 448,871,600 21,745,573 4/13/21 195,322 —
Mexican Peso ...... CITI Sell 448,871,600 21,252,310 4/13/21 — (688,584)
Swiss Franc ....... GSCO Sell 8,527,545 7,869,025 EUR 4/13/21 203,399 —
Swiss Franc ....... UBSW Sell 5,430,597 5,022,192 EUR 4/13/21 142,385 —
Chinese Yuan ...... HSBK Buy 135,702,480 20,885,659 4/14/21 — (230,926)
Euro ............. DBAB Sell 13,397,109 138,688,215 SEK 4/15/21 167,737 —
Euro ............. DBAB Sell 10,025,271 104,016,200 SEK 4/16/21 152,136 —
Euro ............. DBAB Sell 10,277,367 104,016,200 SEK 4/19/21 — (143,948)
Euro ............. JPHQ Sell 19,186,752 198,445,700 NOK 4/19/21 695,089 —
South Korean Won .. HSBK Buy 7,007,000,000 6,387,187 4/20/21 — (173,996)
South Korean Won .. HSBK Sell 7,007,000,000 6,116,980 4/20/21 — (96,212)
Australian Dollar .... MSCO Buy 2,096,000 1,573,425 4/21/21 18,675 —
Australian Dollar .... MSCO Sell 2,096,000 1,489,732 4/21/21 — (102,369)
Euro ............. CITI Sell 20,106,927 2,467,743,293 JPY 4/30/21 — (1,297,194)
Japanese Yen ...... CITI Buy 4,212,680,000 40,850,745 4/30/21 — (2,795,538)
Japanese Yen ...... CITI Sell 4,212,680,000 38,740,850 4/30/21 685,643 —
Mexican Peso ...... CITI Buy 788,670 38,192 4/30/21 287 —
Mexican Peso ...... CITI Sell 660,655,100 29,513,293 4/30/21 — (2,720,122)
Euro ............. HSBK Sell 25,280,325 39,218,884 CAD 5/03/21 1,546,506 —
Indian Rupee ...... JPHQ Buy 205,330,400 2,777,926 5/04/21 13,930 —
Australian Dollar .... CITI Sell 2,393,000 178,673,345 JPY 5/06/21 — (203,657)
Indian Rupee ...... CITI Buy 149,657,200 2,021,165 5/10/21 11,698 —
Indian Rupee ...... HSBK Buy 241,380,400 3,265,648 5/10/21 13,133 —
Mexican Peso ...... CITI Buy 23,651,000 1,143,168 5/13/21 9,060 —
Mexican Peso ...... CITI Sell 23,651,000 1,136,767 5/13/21 — (15,461)
Australian Dollar .... MSCO Sell 32,500,000 25,240,800 5/14/21 552,208 —
Euro ............. DBAB Sell 25,323,276 255,476,400 SEK 5/17/21 — (458,530)
Japanese Yen ...... CITI Buy 727,486,679 6,927,290 5/17/21 — (354,621)
Japanese Yen ...... CITI Sell 407,000,000 3,743,527 5/17/21 66,379 —

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... JPHQ Buy 94,285,000 14,582,003 5/20/21 $ — $ (270,628)
Euro ............. GSCO Sell 1,230,811 1,466,757 5/20/21 22,130 —
Mexican Peso ...... CITI Buy 450,000,000 21,361,030 5/20/21 544,043 —
Mexican Peso ...... CITI Sell 659,799,977 32,650,691 5/20/21 532,988 —
Euro ............. JPHQ Sell 13,349,846 15,865,958 5/24/21 195,571 —
Euro ............. BOFA Sell 1,336,000 1,612,686 5/27/21 44,349 —
Euro ............. MSCO Sell 30,744,500 36,649,289 5/27/21 558,188 —
Mexican Peso ...... CITI Sell 861,862,000 40,839,766 6/02/21 — (1,049,919)
Indian Rupee ...... CITI Buy 151,776,500 2,018,439 6/08/21 33,847 —
Euro ............. UBSW Sell 8,063,735 8,689,078 CHF 6/09/21 — (257,840)
Indian Rupee ...... CITI Buy 89,376,700 1,187,888 6/09/21 20,479 —
Swiss Franc ....... UBSW Sell 8,689,078 8,031,536 EUR 6/09/21 220,031 —
Chinese Yuan ...... BOFA Buy 184,017,140 27,999,560 6/11/21 — (114,868)
Chinese Yuan ...... CITI Buy 110,295,310 16,799,736 6/11/21 — (86,343)
Chinese Yuan ...... JPHQ Buy 109,163,880 16,631,739 6/11/21 — (89,795)
Euro ............. DBAB Sell 26,961,737 277,376,415 SEK 6/11/21 116,799 —
Indian Rupee ...... HSBK Buy 242,055,750 3,268,285 6/11/21 3,411 —
Chinese Yuan ...... BOFA Buy 220,626,460 33,599,471 6/15/21 — (177,442)
Chinese Yuan ...... CITI Buy 174,157,260 26,530,972 6/15/21 — (148,420)
Chinese Yuan ...... JPHQ Buy 188,842,190 28,788,718 6/15/21 — (181,591)
Euro ............. DBAB Sell 5,298,434 54,462,600 SEK 6/15/21 17,334 —
Euro ............. DBAB Sell 6,199,274 66,595,700 NOK 6/15/21 504,805 —
Japanese Yen ...... CITI Buy 3,558,290,259 34,310,002 6/15/21 — (2,153,423)
Japanese Yen ...... JPHQ Buy 14,722,547,314 141,897,232 6/15/21 — (8,848,291)
Chinese Yuan ...... HSBK Buy 136,590,880 20,820,733 6/16/21 — (130,574)
Euro ............. DBAB Sell 9,571,391 101,812,800 NOK 6/16/21 661,324 —
Euro ............. DBAB Sell 30,655,025 312,096,855 SEK 6/16/21 — (244,547)
Mexican Peso ...... MSCO Sell 720,230,800 33,252,814 6/16/21 — (1,700,362)
Euro ............. DBAB Sell 8,945,963 95,003,000 NOK 6/18/21 599,293 —
Euro ............. JPHQ Sell 2,465,027 25,140,000 SEK 6/18/21 — (14,723)
Japanese Yen ...... BNDP Buy 2,244,657,680 21,784,862 6/22/21 — (1,498,193)
Euro ............. HSBK Sell 25,254,215 3,284,638,992 JPY 6/25/21 21,833 —
Euro ............. CITI Sell 33,700,000 39,765,036 6/28/21 176,738 —
Euro ............. CITI Sell 67,857,228 8,642,895,817 JPY 6/30/21 — (1,598,179)
Mexican Peso ...... CITI Sell 985,173,000 45,889,746 7/08/21 — (1,807,389)
Australian Dollar .... JPHQ Sell 5,931,544 451,307,483 JPY 7/13/21 — (427,075)
Japanese Yen ...... JPHQ Sell 472,283,477 5,931,544 AUD 7/13/21 237,456 —
Chinese Yuan ...... CITI Buy 125,329,450 19,205,224 7/14/21 — (261,524)
Euro ............. CITI Sell 4,519,702 7,054,790 CAD 8/03/21 300,295 —
Euro ............. HSBK Sell 50,388,544 78,404,584 CAD 8/03/21 3,151,526 —
Euro ............. JPHQ Sell 13,349,845 16,142,686 8/23/21 440,569 —
Mexican Peso ...... CITI Sell 539,656,000 24,938,584 8/23/21 — (1,046,778)
Euro ............. CITI Sell 15,587,141 2,000,157,581 JPY 8/24/21 — (244,551)
Japanese Yen ...... CITI Buy 990,030,000 9,397,050 8/24/21 — (443,186)
Indian Rupee ...... JPHQ Buy 205,911,800 2,737,497 9/07/21 13,552 —
Indian Rupee ...... CITI Buy 200,059,600 2,660,544 9/08/21 11,967 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,564,031 9/08/21 — (6,013)
Euro ............. DBAB Sell 5,298,436 54,526,200 SEK 9/15/21 17,223 —
Euro ............. DBAB Sell 6,199,272 66,742,600 NOK 9/15/21 506,360 —
Euro ............. DBAB Sell 17,057,650 173,360,316 SEK 9/16/21 — (194,796)
Euro ............. JPHQ Sell 19,578,885 198,445,700 NOK 9/16/21 155,691 —
Euro ............. JPHQ Sell 19,009,633 202,667,400 NOK 9/20/21 1,316,984 —
Japanese Yen ...... JPHQ Buy 1,180,260,000 11,507,883 9/21/21 — (830,248)
Japanese Yen ...... MSCO Buy 9,526,876,470 92,355,861 9/21/21 — (6,167,638)
Euro ............. JPHQ Sell 22,781,770 230,077,650 NOK 9/30/21 75,135 —
Euro ............. HSBK Sell 25,253,939 3,185,910,659 JPY 10/25/21 — (911,520)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 5,729,854 8,949,000 CAD 11/02/21 $ 370,297 $ —
Total Forward Exchange Contracts ................................................... $21,087,486 $(50,894,948)
Net unrealized appreciation (depreciation) ............................................ $(29,807,462)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.3%
Aerospace & Defense 1.1%
BAE Systems plc ..................................... United Kingdom 1,134,492 $ 7,899,538
Air Freight & Logistics 1.2%
United Parcel Service, Inc., B ............................ United States 49,933 8,488,111
Airlines 3.2%
a
International Consolidated Airlines Group SA ................. United Kingdom 2,386,178 6,522,646
a
Japan Airlines Co. Ltd. ................................. Japan 302,900 6,783,735
a
Southwest Airlines Co. ................................. United States 156,671 9,566,331
22,872,712
Auto Components 2.9%
BorgWarner, Inc. ...................................... United States 157,695 7,310,740
Continental AG ....................................... Germany 55,291 7,318,496
Lear Corp. .......................................... United States 33,796 6,125,525
20,754,761
Automobiles 1.6%
Honda Motor Co. Ltd. .................................. Japan 272,606 8,217,852
Isuzu Motors Ltd. ..................................... Japan 304,100 3,265,976
11,483,828
Beverages 5.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 279,958 17,597,456
Kirin Holdings Co. Ltd. ................................. Japan 343,271 6,586,731
Pernod Ricard SA ..................................... France 35,070 6,563,816
Suntory Beverage & Food Ltd. ........................... Japan 166,475 6,207,966
36,955,969
Chemicals 4.2%
Albemarle Corp. ...................................... United States 67,929 9,925,106
DuPont de Nemours, Inc. ............................... United States 167,810 12,968,357
Umicore SA ......................................... Belgium 135,579 7,192,454
30,085,917
Consumer Finance 1.3%
American Express Co. ................................. United States 64,909 9,180,729
Diversified Telecommunication Services 2.0%
a
Verizon Communications, Inc. ............................ United States 248,957 14,476,850
Electric Utilities 1.0%
Southern Co. (The) .................................... United States 120,348 7,480,832
Electrical Equipment 1.2%
Mitsubishi Electric Corp. ................................ Japan 565,700 8,645,622
Electronic Equipment, Instruments & Components 1.3%
Kyocera Corp. ........................................ Japan 148,032 9,419,268
Entertainment 3.1%
Nexon Co. Ltd. ....................................... Japan 178,387 5,788,309
a
Walt Disney Co. (The) .................................. United States 90,835 16,760,874
22,549,183
Food & Staples Retailing 2.2%
Sysco Corp. ......................................... United States 199,267 15,690,284
Food Products 0.5%
Danone SA .......................................... France 48,706 3,333,547

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 87,358 $ 10,319,600
Zimmer Biomet Holdings, Inc. ............................ United States 61,949 9,916,796
20,236,396
Health Care Providers & Services 1.5%
a
Laboratory Corp. of America Holdings ...................... United States 32,468 8,280,314
UnitedHealth Group, Inc. ................................ United States 6,402 2,381,992
10,662,306
Hotels, Restaurants & Leisure 7.5%
a
Compass Group plc ................................... United Kingdom 473,633 9,567,789
a
Galaxy Entertainment Group Ltd. ......................... Macau 985,743 8,911,506
a
Hyatt Hotels Corp., A ................................... United States 51,013 4,218,775
a
InterContinental Hotels Group plc ......................... United Kingdom 126,410 8,691,877
a
Starbucks Corp. ...................................... United States 56,480 6,171,569
a
Whitbread plc ........................................ United Kingdom 118,727 5,603,750
Yum China Holdings, Inc. ............................... China 181,765 10,762,306
53,927,572
Household Durables 3.6%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 418,320 4,015,153
Panasonic Corp. ...................................... Japan 739,440 9,575,347
Sony Group Corp. ..................................... Japan 116,299 12,308,327
25,898,827
Industrial Conglomerates 2.3%
Honeywell International, Inc. ............................. United States 31,539 6,846,170
Siemens AG ......................................... Germany 60,461 9,933,596
16,779,766
Insurance 1.9%
AIA Group Ltd. ....................................... Hong Kong 1,101,645 13,480,664
Internet & Direct Marketing Retail 1.9%
a
Booking Holdings, Inc. ................................. United States 5,950 13,862,548
IT Services 3.9%
a
EPAM Systems, Inc. ................................... United States 32,355 12,834,905
Fujitsu Ltd. .......................................... Japan 40,441 5,884,719
Visa, Inc., A .......................................... United States 43,948 9,305,110
28,024,734
Machinery 3.3%
Komatsu Ltd. ........................................ Japan 440,500 13,650,791
Makita Corp. ......................................... Japan 141,800 6,090,582
Stanley Black & Decker, Inc. ............................. United States 22,400 4,472,608
24,213,981
Marine 0.8%
AP Moller - Maersk A/S, B ............................... Denmark 2,632 6,110,044
Media 1.6%
a
Comcast Corp., A ..................................... United States 190,501 10,308,009
SES SA, FDR ........................................ Luxembourg 139,722 1,108,327
11,416,336
Metals & Mining 4.0%
ArcelorMittal SA ...................................... Luxembourg 394,019 11,339,465
a
Freeport-McMoRan, Inc. ................................ United States 274,582 9,041,985

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Wheaton Precious Metals Corp. .......................... Brazil 220,413 $ 8,418,065
28,799,515
Multiline Retail 2.2%
a
Dollar Tree, Inc. ...................................... United States 138,131 15,810,474
Multi-Utilities 2.5%
E.ON SE ............................................ Germany 1,233,652 14,375,722
Public Service Enterprise Group, Inc. ...................... United States 62,953 3,790,400
18,166,122
Oil, Gas & Consumable Fuels 4.0%
BP plc .............................................. United Kingdom 1,941,401 7,884,743
Equinor ASA ......................................... Norway 403,332 7,872,340
Marathon Petroleum Corp. .............................. United States 246,250 13,171,912
28,928,995
Pharmaceuticals 4.4%
Roche Holding AG .................................... Switzerland 46,662 15,117,447
Sanofi .............................................. France 168,050 16,616,064
31,733,511
Road & Rail 0.7%
East Japan Railway Co. ................................ Japan 31,800 2,261,214
Keisei Electric Railway Co. Ltd. ........................... Japan 80,000 2,619,283
4,880,497
Semiconductors & Semiconductor Equipment 2.7%
Infineon Technologies AG ............................... Germany 190,200 8,091,863
NXP Semiconductors NV ............................... Netherlands 55,236 11,121,216
19,213,079
Specialty Retail 3.5%
Ross Stores, Inc. ..................................... United States 106,555 12,777,010
TJX Cos., Inc. (The) ................................... United States 194,298 12,852,813
25,629,823
Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd. ............................ South Korea 354,453 25,732,009
Textiles, Apparel & Luxury Goods 1.8%
a
adidas AG ........................................... Germany 14,503 4,530,219
a
Burberry Group plc .................................... United Kingdom 339,141 8,870,587
13,400,806
Wireless Telecommunication Services 0.9%
a
T-Mobile US, Inc. ..................................... United States 52,221 6,542,769
Total Common Stocks (Cost $490,317,268) .....................................
672,767,925
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b
FFCB, 4/01/21 ....................................... United States 600,000 600,000
Total U.S. Government and Agency Securities (Cost $600,000) ....................
600,000
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 169.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 2.1%
Royal Bank of Canada, 0.02%, 4/01/21 ..................... Canada 15,000,000 $ 15,000,000
Total Time Deposits (Cost $15,000,000) ........................................
15,000,000
Total Short Term Investments (Cost $15,600,000 ) ................................
15,600,000
a
Total Investments (Cost $505,917,268) 95.5% ...................................
$688,367,925
Other Assets, less Liabilities 4.5% .............................................
32,947,487
Net Assets 100.0% ...........................................................
$721,315,412
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the
Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Certain or all Funds invest primarily in other funds of the Trust (Underlying Funds) and/or exchange traded funds (ETFs).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2021, Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund- $1,155,654
Franklin Mutual Shares VIP Fund- $1,904,674
Templeton Global Bond VIP Fund- $2,714,193
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate/
equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Allocation VIP Fund – Futures
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, options, swaps and VRI.
Franklin VolSmart Allocation VIP Fund - Futures and swaps
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Bond VIP Fund – Options and forwards
4. Mortgage Dollar Rolls
Franklin Strategic Income VIP Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in securities in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’
credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At March 31, 2021, Templeton Developing Markets
VIP Fund had 6.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
At March 31, 2021, Templeton Global Bond VIP Fund had 2.4% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group BVBA .. 12/26/08 $ 281,629 $ 7,645
Total Restricted Securities (Value is 0.0%* of Net Assets) ............. $281,629 $7,645
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group BVBA .. 4/13/06-12/26/08 $ 1,149,241 $ 31,198
2,039 Wayne Services Legacy Inc .................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 9,214,017
34,368 Windstream Holdings, Inc. 9/21/55 ............... 9/21/20 436,130 519,581
Total Restricted Securities (Value is 0.32% of Net Assets) ............. $6,413,047 $9,764,796
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
48,025 Alkami Technology, Inc., F ..................... 9/24/20 $ 768,400 $ 798,170
92,392 Allbirds, Inc., E .............................. 9/22/20 1,068,276 1,105,631
141,632 Blaize, Inc., D .............................. 3/02/21 1,478,997 1,478,992
79,866 Churchill Capital Corp IV ...................... 2/22/21 1,197,990 1,197,990
8,626 Databricks Inc .............................. 2/01/21 1,529,976 1,529,976
92,539 Fanatics, Inc., E ............................. 8/13/20 1,600,000 2,477,270
2,000 Fanatics, Inc., F ............................. 3/22/21 69,739 69,740
129,178 Marqeta, Inc. ............................... 8/20/20 1,077,009 1,208,923
74,800 NEW Starship Parent, Inc. ..................... 2/02/21 748,000 748,000
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,806 1,034,805
Total Restricted Securities (Value is 2.03% of Net Assets) ............. $10,573,193 $11,649,497
5. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
8. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by affiliates of the Fund’s administrative manager,
Franklin Templeton Services, LLC. The Fund does not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in FT Underlying Funds for the three months ended March 31, 2021, were as follows:
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309 K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041 K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
*
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income Fund, Class R6 . $15,594,859 $4,138,736 $(20,664,426) $1,750,536 $(819,705) $—
a
$218,735
Franklin Income VIP Fund, Class 1 — 20,492,223 (1,000,000) 16,110 248,438 19,756,771 1,183,040 —
Franklin Liberty U.S. Core Bond
ETF .................... 26,945,614 3,996,383 — — (1,108,733) 29,833,264 1,184,800 180,383
Franklin Low Duration Total Return
Fund, Class R6 ............ 6,591,183 41,140 (1,960,000) (4,045) (12,369) 4,655,909 481,480 40,970
Franklin Strategic Income Fund,
Class R6 ................ 6,368,172 4,090,711 (1,960,000) (11,509) (119,732) 8,367,642 891,123 116,829
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 3,563,810 7,716,841 (7,178,995) — — 4,101,656 4,101,656 31
Total Affiliated Securities .... $59,063,638 $40,476,034 $(32,763,421) $1,751,092 $(1,812,101) $66,715,242 $556,948
a
As of March 31, 2021, no longer held by the fund.
7. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $24,011,384 $30,279,187 $(32,732,040) $— $— $21,558,531 21,558,531 $190
Templeton Global Bond VIP Fund,
Class 1 ................. $7,821,152 $— $— $— $(231,938) $7,589,214 539,390 $—
Total Affiliated Securities .... $31,832,536 $30,279,187 $(32,732,040) $— $(231,938) $29,147,745 $190
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,334,677 $5,041,274 $(8,375,940) $— $— $11 11 $12
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $466,550 $2,646,410 $(3,085,960) $ — $ — $27,000 27,000 $—
Total Affiliated Securities .... $3,801,227 $7,687,684 $(11,461,900) $— $— $27,011 $12
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $163,000 $1,969,000 $(1,322,000) — — $810,000 810,000 $5
Total Affiliated Securities .... $163,000 $1,969,000 $(1,322,000) $— $— $810,000 $5
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $114,000 $2,370,000 $(2,381,000) — — $103,000 103,000 $1
Total Affiliated Securities .... $114,000 $2,370,000 $(2,381,000) $— $— $103,000 $1
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $129,156,296 $394,995,366 $(501,138,677) $— $— $23,012,985 23,012,985 $464
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $8,117,000 $89,381,000 $(93,055,000) $ — $ — $4,443,000 4,443,000 $127
Total Affiliated Securities .... $137,273,296 $484,376,366 $(594,193,677) $— $— $27,455,985 $591
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $14,000 $6,188,000 $(4,772,000) — — $1,430,000 1,430,000 $9
Total Affiliated Securities .... $14,000 $6,188,000 $(4,772,000) $— $— $1,430,000 $9
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $1,528,000 $(236,000) — — $1,292,000 1,292,000 $5
Total Affiliated Securities .... $— $1,528,000 $(236,000) $— $— $1,292,000 $5
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $18,135,871 $32,736,169 $(34,114,877) $— $— $16,757,163 16,757,163 $131
Total Affiliated Securities .... $18,135,871 $32,736,169 $(34,114,877) $— $— $16,757,163 $131
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $21,360,711 $82,365,656 $(93,951,682) $— $— $9,774,685 9,774,685 $101
Total Affiliated Securities .... $21,360,711 $82,365,656 $(93,951,682) $— $— $9,774,685 $101
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $12,671,175 $49,670,223 $(44,883,806) $— $— $17,457,592 17,457,592 $125
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $8,418,420 $38,098,069 $(41,376,754) $ — $ — $5,139,735 5,139,735 $47
Total Affiliated Securities .... $21,089,595 $87,768,292 $(86,260,560) $— $— $22,597,327 $172
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $8,481,652 $20,570,676 $— $— $(2,681,258) $26,371,070 3,420,372 $112,476
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $12,853,316 $29,506,257 $(34,601,533) $— $— $7,758,040 7,758,040 $76
Total Affiliated Securities .... $21,334,968 $50,076,933 $(34,601,533) $— $(2,681,258) $34,129,110 $112,552
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $1,250,033 $11,014,820 $(12,264,847) $— $— $6 6 $6
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $518,425 $445,189 $(832,414) — — $131,200 131,200 $1
Total Affiliated Securities .... $1,768,458 $11,460,009 $(13,097,261) $— $— $131,206 $7
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
10. Investments in FT Holdings Corporation III (FT Subsidiary)
Franklin Strategic Income VIP Fund invests in a certain financial instrument through its investment in FT Subsidiary. FT
Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary's investment, Turtle Bay
Resort, liquidated and paid a final distribution. At March 31, 2021, other assets and liabilities of FT Subsidiary are reflected in the Fund's Consolidated Statement of Investments. At March 31, 2021, the net assets of FT subsidiary were $6,317,713, representing 1.6% of the Fund's consolidated net assets.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $120,292,539 $31,790,194 $(75,517,337) $— $— $76,565,396 76,565,396 $638
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $39,445,505 $(37,830,105) $ — $ — $1,615,400 1,615,400 $32
Total Affiliated Securities .... $120,292,539 $71,235,699 $(113,347,442) $— $— $78,180,796 $670
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $221,215,254 $527,944,620 $(353,605,410) $— $— $395,554,464 395,554,464 $2,087
Total Affiliated Securities .... $221,215,254 $527,944,620 $(353,605,410) $— $— $395,554,464 $2,087
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $13,585,096 $(13,585,096) — — $— — $5
Total Affiliated Securities .... $— $13,585,096 $(13,585,096) $— $— $— $5
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,717,709 $ 2,541,294 $ — $ 11,259,003
Air Freight & Logistics ................... 2,764,252 2,571,025 — 5,335,277
Airlines .............................. — 420,548 — 420,548
Auto Components ...................... 541,320 1,147,424 — 1,688,744
Automobiles .......................... 1,473,670 3,674,185 — 5,147,855
Banks ............................... 5,102,191 9,405,430 — 14,507,621
Beverages ........................... 6,620,370 885,424 — 7,505,794
Biotechnology ......................... 7,864,971 3,224,244 — 11,089,215
Building Products ...................... 3,093,992 1,447,362 — 4,541,354
Capital Markets ........................ 13,948,582 7,468,675 — 21,417,257
Chemicals ........................... 12,630,754 6,517,727 — 19,148,481
Commercial Services & Supplies ........... 2,256,896 217,415 — 2,474,311
Communications Equipment .............. 1,158,939 — — 1,158,939
Construction & Engineering ............... 280,392 1,021,680 — 1,302,072
Construction Materials .................. 726,379 134,382 — 860,761
Consumer Finance ..................... 1,242,648 — — 1,242,648
Containers & Packaging ................. 257,389 — — 257,389
Distributors ........................... 233,037 — — 233,037
Diversified Consumer Services ............ 1,829,300 — — 1,829,300
Diversified Financial Services ............. 851,202 1,640,413 — 2,491,615
Diversified Telecommunication Services ..... 1,159,180 2,832,492 — 3,991,672
Electric Utilities ........................ 3,517,575 — — 3,517,575
Electrical Equipment .................... 1,978,539 810,002 — 2,788,541
Electronic Equipment, Instruments &
Components .......................... 3,343,036 1,518,916 — 4,861,952
Energy Equipment & Services ............. 120,927 857,442 — 978,369
Entertainment ......................... 3,696,389 2,126,345 — 5,822,734
Equity Real Estate Investment Trusts (REITs) . 5,791,442 636,164 — 6,427,606
Food & Staples Retailing ................. 4,355,995 833,427 — 5,189,422
Food Products ........................ 2,776,035 349,748 — 3,125,783
Gas Utilities .......................... 96,675 1,030,757 — 1,127,432
Health Care Equipment & Supplies ......... 20,014,742 6,890,725 — 26,905,467
Health Care Providers & Services .......... 4,146,388 1,077,203 — 5,223,591
Health Care Technology ................. 1,626,533 54,919 — 1,681,452
Hotels, Restaurants & Leisure ............. 3,497,555 119,494 — 3,617,049
Household Durables .................... 1,039,590 2,591,219 — 3,630,809
Household Products .................... 5,854,359 — — 5,854,359
Industrial Conglomerates ................ 6,753,259 1,206,703 — 7,959,962
Insurance ............................ 1,834,549 2,706,054 — 4,540,603
Interactive Media & Services .............. 15,927,923 631,337 — 16,559,260
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Internet & Direct Marketing Retail .......... $ 11,581,914 $ 3,567,949 $ — $ 15,149,863
IT Services ........................... 18,551,097 5,071,853 — 23,622,950
Life Sciences Tools & Services ............ 8,073,248 1,002,828 — 9,076,076
Machinery ............................ 9,238,649 3,527,354 — 12,766,003
Marine .............................. — 217,600 — 217,600
Media ............................... 2,276,958 3,808,991 — 6,085,949
Metals & Mining ....................... 2,293,783 4,430,591 — 6,724,374
Multiline Retail ........................ 3,407,821 894,599 — 4,302,420
Multi-Utilities .......................... 1,622,987 713,663 — 2,336,650
Oil, Gas & Consumable Fuels ............. 4,617,675 4,446,964 — 9,064,639
Personal Products ..................... 709,413 1,612,546 — 2,321,959
Pharmaceuticals ....................... 13,259,884 6,688,551 — 19,948,435
Professional Services ................... 5,538,545 3,891,358 — 9,429,903
Real Estate Management & Development .... 202,126 3,251,526 — 3,453,652
Road & Rail .......................... 7,356,493 231,235 — 7,587,728
Semiconductors & Semiconductor Equipment . 24,950,094 4,032,532 — 28,982,626
Software ............................. 38,549,208 4,650,565 — 43,199,773
Specialty Retail ........................ 8,801,987 614,562 — 9,416,549
Technology Hardware, Storage & Peripherals . 12,282,638 2,297,659 — 14,580,297
Textiles, Apparel & Luxury Goods .......... 3,893,169 825,873 — 4,719,042
Thrifts & Mortgage Finance ............... — 823,580 — 823,580
Tobacco ............................. 2,124,330 927,675 — 3,052,005
Trading Companies & Distributors .......... 2,881,946 2,102,581 — 4,984,527
Water Utilities ......................... 542,560 — — 542,560
Wireless Telecommunication Services ....... — 705,565 — 705,565
Management Investment Companies ......... 22,802,764 — — 22,802,764
Preferred Stocks ........................ — 432,058 — 432,058
Corporate Bonds ........................ — 85,686,160 — 85,686,160
Foreign Government and Agency Securities .... — 6,769,658 — 6,769,658
U.S. Government and Agency Securities ....... — 98,040,512 — 98,040,512
Asset-Backed Securities .................. — 3,529,494 — 3,529,494
Mortgage-Backed Securities ................ — 78,687,674 — 78,687,674
Municipal Bonds ......................... — 4,727,267 — 4,727,267
Short Term Investments ................... 21,558,531 — — 21,558,531
Total Investments in Securities ........... $386,242,504 $406,801,198
a
$— $793,043,702
Other Financial Instruments:
Futures contracts ........................ $ 830,289 $ — $ — $ 830,289
Total Other Financial Instruments ......... $830,289 $— $— $830,289
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 84,056 $ — $ — $ 84,056
.............................................................. $— $— $— $—
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
b
Common Stocks ........................ 155,674,770 — — 155,674,770
Short Term Investments ................... 27,011 — — 27,011
Total Investments in Securities ........... $155,701,781 $— $— $155,701,781
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 822,570 $ — $ 822,570
Equity Real Estate Investment Trusts (REITs) . 79,091,901 28,026,124 — 107,118,025
Real Estate Management & Development .... 925,537 26,261,435 — 27,186,972
Short Term Investments ................... 810,000 782,233 — 1,592,233
Total Investments in Securities ........... $80,827,438 $55,892,362
c
$— $136,719,800
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 2,703,596 — — 2,703,596
Air Freight & Logistics ................... 1,665,902 — — 1,665,902
Banks ............................... 8,280,872 — — 8,280,872
Beverages ........................... 2,745,784 — — 2,745,784
Capital Markets ........................ 5,172,580 — — 5,172,580
Chemicals ........................... 1,019,277 636,930 — 1,656,207
Commercial Services & Supplies ........... 1,065,032 — — 1,065,032
Communications Equipment .............. 445,482 — — 445,482
Diversified Telecommunication Services ..... 1,725,759 — — 1,725,759
Electric Utilities ........................ 4,572,852 — — 4,572,852
Electrical Equipment .................... 1,109,382 — — 1,109,382
Equity Real Estate Investment Trusts (REITs) . 867,651 — — 867,651
Food & Staples Retailing ................. 935,869 — — 935,869
Food Products ........................ — 313,282 — 313,282
Health Care Equipment & Supplies ......... 1,964,502 — — 1,964,502
Health Care Providers & Services .......... 1,366,690 — — 1,366,690
Hotels, Restaurants & Leisure ............. 1,144,235 — — 1,144,235
Household Products .................... 1,738,244 — — 1,738,244
Insurance ............................ 379,925 — — 379,925
IT Services ........................... 390,642 — — 390,642
Machinery ............................ 880,701 — — 880,701
Media ............................... 1,341,928 — — 1,341,928
Multiline Retail ........................ 1,907,414 — — 1,907,414
Oil, Gas & Consumable Fuels ............. 3,473,601 — — 3,473,601
Pharmaceuticals ....................... 3,874,499 — — 3,874,499
Road & Rail .......................... 1,374,822 — — 1,374,822
Semiconductors & Semiconductor Equipment . 1,994,407 — — 1,994,407
Software ............................. 1,193,335 — — 1,193,335
Specialty Retail ........................ 1,630,508 — — 1,630,508
Technology Hardware, Storage & Peripherals . 441,572 — — 441,572
Equity-Linked Securities ................... — 6,978,116 — 6,978,116
Convertible Preferred Stocks ............... 4,682,212 — — 4,682,212
Short Term Investments ................... 103,000 26,739 — 129,739
Total Investments in Securities ........... $62,192,275 $7,955,067
d
$— $70,147,342
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 71,216,000 — — 71,216,000
Air Freight & Logistics ................... 37,006,823 — — 37,006,823
Banks ............................... 338,197,150 32,006,861 — 370,204,011
Beverages ........................... 153,019,350 — — 153,019,350
Biotechnology ......................... 35,703,000 — — 35,703,000
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Capital Markets ........................ $ 47,877,390 $ — $ — $ 47,877,390
Chemicals ........................... 2,110,050 27,006,164 — 29,116,214
Diversified Telecommunication Services ..... 90,814,516 — — 90,814,516
Electric Utilities ........................ 243,976,725 — — 243,976,725
Energy Equipment & Services ............. 8,918,000 — — 8,918,000
Equity Real Estate Investment Trusts (REITs) . 16,850,000 — — 16,850,000
Health Care Providers & Services .......... 62,419,500 — — 62,419,500
Household Products .................... 94,801,000 — — 94,801,000
Industrial Conglomerates ................ 65,121,000 — — 65,121,000
Insurance ............................ 81,161,215 — — 81,161,215
IT Services ........................... 34,604,824 — — 34,604,824
Machinery ............................ 25,911,000 — — 25,911,000
Media ............................... 27,055,000 — — 27,055,000
Metals & Mining ....................... 62,120,000 — — 62,120,000
Multi-Utilities .......................... 118,641,722 — — 118,641,722
Oil, Gas & Consumable Fuels ............. 287,631,500 — — 287,631,500
Personal Products ..................... — 16,737,514 — 16,737,514
Pharmaceuticals ....................... 221,099,000 45,406,326 — 266,505,326
Road & Rail .......................... 35,596,215 — — 35,596,215
Semiconductors & Semiconductor Equipment . 77,746,400 — — 77,746,400
Specialty Retail ........................ 9,768,000 — — 9,768,000
Tobacco ............................. 31,059,000 — — 31,059,000
Equity-Linked Securities ................... — 565,035,548 — 565,035,548
Convertible Preferred Stocks :
Capital Markets ........................ 5,665,250 — — 5,665,250
Electric Utilities ........................ 75,998,920 — — 75,998,920
Multi-Utilities .......................... 68,016,000 — — 68,016,000
Semiconductors & Semiconductor Equipment . 73,724,500 — — 73,724,500
Thrifts & Mortgage Finance ............... — 8,906,350 — 8,906,350
Preferred Stocks ........................ 425,968 — — 425,968
Convertible Bonds ....................... — 19,031,512 — 19,031,512
Corporate Bonds ........................ — 1,163,365,194 — 1,163,365,194
Index-Linked Notes ...................... — 36,803,984 — 36,803,984
U.S. Government and Agency Securities ....... — 52,768,554 — 52,768,554
Asset-Backed Securities .................. — 10,840,227 — 10,840,227
Mortgage-Backed Securities ................ — 58,359,819 — 58,359,819
Escrows and Litigation Trusts ............... — 10,087,813 — 10,087,813
Short Term Investments ................... 27,455,985 1,111,849 — 28,567,834
Total Investments in Securities ........... $2,531,711,003 $2,047,467,715
e
$— $4,579,178,718
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 938,409 — — 938,409
Automobiles .......................... 1,412,004 — — 1,412,004
Beverages ........................... 1,820,909 — — 1,820,909
Biotechnology ......................... 2,160,007 — — 2,160,007
Capital Markets ........................ 8,538,159 — — 8,538,159
Chemicals ........................... 1,730,528 — — 1,730,528
Commercial Services & Supplies ........... 405,249 — — 405,249
Electric Utilities ........................ 601,629 — — 601,629
Entertainment ......................... 952,308 — — 952,308
Equity Real Estate Investment Trusts (REITs) . 3,391,989 — — 3,391,989
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food Products ........................ $ 1,219,275 $ — $ — $ 1,219,275
Health Care Equipment & Supplies ......... 8,377,884 — — 8,377,884
Health Care Providers & Services .......... 3,430,348 — — 3,430,348
Health Care Technology ................. 2,298,128 — — 2,298,128
Hotels, Restaurants & Leisure ............. 1,939,007 — — 1,939,007
Industrial Conglomerates ................ 2,301,090 — — 2,301,090
Interactive Media & Services .............. 4,780,880 — — 4,780,880
Internet & Direct Marketing Retail .......... 11,733,453 — — 11,733,453
IT Services ........................... 18,900,392 — — 18,900,392
Life Sciences Tools & Services ............ 859,180 911,612 — 1,770,792
Media ............................... 911,110 — — 911,110
Pharmaceuticals ....................... 2,114,555 — — 2,114,555
Professional Services ................... 5,231,951 — — 5,231,951
Road & Rail .......................... 1,332,819 — — 1,332,819
Semiconductors & Semiconductor Equipment . 5,410,018 — — 5,410,018
Software ............................. 22,286,980 — — 22,286,980
Specialty Retail ........................ 395,910 — — 395,910
Technology Hardware, Storage & Peripherals . 5,008,394 — — 5,008,394
Textiles, Apparel & Luxury Goods .......... 885,712 — — 885,712
Wireless Telecommunication Services ....... 1,380,821 — — 1,380,821
Short Term Investments ................... 1,430,000 3,691,790 — 5,121,790
Total Investments in Securities ........... $124,179,098 $4,603,402
f
$— $128,782,500
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 8,138,684 — 8,138,684
Auto Components ...................... — — 7,645 7,645
Automobiles .......................... 6,849,232 — — 6,849,232
Banks ............................... 30,461,429 12,742,275 — 43,203,704
Beverages ........................... — 5,652,478 — 5,652,478
Biotechnology ......................... 3,731,004 — — 3,731,004
Building Products ...................... 7,795,408 — — 7,795,408
Capital Markets ........................ — 10,313,109 — 10,313,109
Chemicals ........................... — 15,648,020 — 15,648,020
Communications Equipment .............. 5,237,189 — — 5,237,189
Construction Materials .................. — 6,447,412 — 6,447,412
Consumer Finance ..................... 10,138,704 — — 10,138,704
Containers & Packaging ................. 4,931,184 — — 4,931,184
Diversified Financial Services ............. 10,255,586 — — 10,255,586
Diversified Telecommunication Services ..... — 10,918,342 — 10,918,342
Entertainment ......................... 9,076,723 — — 9,076,723
Food Products ........................ 9,528,000 — — 9,528,000
Health Care Equipment & Supplies ......... 12,003,544 — — 12,003,544
Health Care Providers & Services .......... 25,430,464 — — 25,430,464
Hotels, Restaurants & Leisure ............. — 6,306,555 — 6,306,555
Industrial Conglomerates ................ 8,206,907 — — 8,206,907
Insurance ............................ 31,597,897 17,862,591 — 49,460,488
IT Services ........................... 9,980,611 3,097,797 — 13,078,408
Media ............................... 14,059,418 — — 14,059,418
Oil, Gas & Consumable Fuels ............. 32,220,252 12,046,202 — 44,266,454
Pharmaceuticals ....................... 37,107,319 16,054,271 — 53,161,590
Semiconductors & Semiconductor Equipment . 5,737,512 7,832,378 — 13,569,890
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Software ............................. $ 23,517,432 $ — $ — $ 23,517,432
Technology Hardware, Storage & Peripherals . 11,110,270 11,959,601 — 23,069,871
Textiles, Apparel & Luxury Goods .......... — 7,075,075 — 7,075,075
Tobacco ............................. 7,494,122 11,054,767 — 18,548,889
Wireless Telecommunication Services ....... — 3,876,295 — 3,876,295
Preferred Stocks ........................ — 5,903,865 — 5,903,865
Warrants .............................. 85,905 — — 85,905
Corporate Bonds ........................ — 15,661,615 — 15,661,615
Senior Floating Rate Interests ............... — 433,907 — 433,907
Companies in Liquidation .................. — — 8,868
g
8,868
Short Term Investments ................... 9,791,723 323,854 — 10,115,577
Total Investments in Securities ........... $326,347,835 $189,349,093
h
$16,513 $515,713,441
Other Financial Instruments:
Forward exchange contracts ............... — 1,897,160 — 1,897,160
Futures contracts ........................ 299,112 — — 299,112
Total Other Financial Instruments ......... $299,112 $1,897,160 $— $2,196,272
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 15,989,734 — — 15,989,734
Forward exchange contracts ................ — 190,957 — 190,957
Total Other Financial Instruments ......... $15,989,734 $190,957 $— $16,180,691
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 48,095,617 8,691,092 — 56,786,709
Auto Components ...................... — — 31,198 31,198
Automobiles .......................... 31,490,953 — — 31,490,953
Banks ............................... 274,736,455 — — 274,736,455
Beverages ........................... — 29,526,614 — 29,526,614
Biotechnology ......................... 21,682,638 — — 21,682,638
Building Products ...................... 62,793,665 — — 62,793,665
Capital Markets ........................ — 28,996,439 — 28,996,439
Communications Equipment .............. 33,393,077 — — 33,393,077
Consumer Finance ..................... 71,118,771 — — 71,118,771
Containers & Packaging ................. 37,502,087 — — 37,502,087
Diversified Financial Services ............. 48,252,484 — — 48,252,484
Diversified Telecommunication Services ..... — — 9,214,017 9,214,017
Electric Utilities ........................ 59,019,278 — — 59,019,278
Electrical Equipment .................... 70,337,971 — — 70,337,971
Entertainment ......................... 54,387,085 — — 54,387,085
Equity Real Estate Investment Trusts (REITs) . 44,796,727 — — 44,796,727
Food & Staples Retailing ................. 32,276,372 — — 32,276,372
Food Products ........................ 118,359,808 — — 118,359,808
Health Care Equipment & Supplies ......... 74,284,751 — — 74,284,751
Health Care Providers & Services .......... 144,976,759 — — 144,976,759
Household Durables .................... 80,408,221 — — 80,408,221
Household Products .................... 23,446,237 — — 23,446,237
Industrial Conglomerates ................ 49,672,576 — — 49,672,576
Insurance ............................ 253,231,251 — — 253,231,251
IT Services ........................... 58,485,163 — — 58,485,163
Media ............................... 152,711,231 — — 152,711,231
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 102,158,578 $ 55,897,195 $ — $ 158,055,773
Pharmaceuticals ....................... 207,698,690 71,750,631 — 279,449,321
Semiconductors & Semiconductor Equipment . 33,243,573 — — 33,243,573
Software ............................. 141,082,868 — — 141,082,868
Specialty Retail ........................ — — —
g
—
Technology Hardware, Storage & Peripherals . 53,111,773 56,070,986 — 109,182,759
Textiles, Apparel & Luxury Goods .......... 44,120,343 — — 44,120,343
Tobacco ............................. 34,521,592 49,139,646 — 83,661,238
Wireless Telecommunication Services ....... 48,480,214 — — 48,480,214
Warrants :
Diversified Telecommunication Services ..... — — 519,581 519,581
Software ............................. 526,426 — — 526,426
Corporate Bonds ........................ — 121,990,870 — 121,990,870
Senior Floating Rate Interests ............... — 15,277,322 — 15,277,322
Asset-Backed Securities .................. — 5,319,058 — 5,319,058
Companies in Liquidation .................. — — 135,928
g
135,928
Short Term Investments ................... 41,497,769 — — 41,497,769
Total Investments in Securities ........... $2,551,901,003 $442,659,853
i
$9,900,724 $3,004,461,580
Other Financial Instruments:
Forward exchange contracts ............... — 3,887,160 — 3,887,160
Futures contracts ........................ 279,045 — — 279,045
Total Other Financial Instruments ......... $279,045 $3,887,160 $— $4,166,205
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 92,763,569 — — 92,763,569
Forward exchange contracts ................ — 1,218,238 — 1,218,238
Total Other Financial Instruments ......... $92,763,569 $1,218,238 $— $93,981,807
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
b
Common Stocks ........................ 1,580,291,159 — — 1,580,291,159
Short Term Investments ................... 16,757,163 — — 16,757,163
Total Investments in Securities ........... $1,597,048,322 $— $— $1,597,048,322
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 17,066,844 — 17,066,844
Auto Components ...................... 2,368,870 — — 2,368,870
Automobiles .......................... 17,929,852 — — 17,929,852
Banks ............................... 207,184,976 — — 207,184,976
Building Products ...................... 45,883,890 — — 45,883,890
Chemicals ........................... 115,562,554 — — 115,562,554
Communications Equipment .............. 24,517,138 — — 24,517,138
Construction & Engineering ............... 38,519,580 — — 38,519,580
Construction Materials .................. 16,992,953 — — 16,992,953
Electric Utilities ........................ 7,207,937 — — 7,207,937
Electrical Equipment .................... 13,653,905 — — 13,653,905
Electronic Equipment, Instruments &
Components .......................... 28,065,745 — — 28,065,745
Energy Equipment & Services ............. 6,567,216 — — 6,567,216
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Equity Real Estate Investment Trusts (REITs) . $ 10,465,476 $ — $ — $ 10,465,476
Food & Staples Retailing ................. 921,559 — — 921,559
Food Products ........................ 1,061,085 23,741,352 — 24,802,437
Gas Utilities .......................... 2,232,808 — — 2,232,808
Health Care Equipment & Supplies ......... 51,631,674 — — 51,631,674
Hotels, Restaurants & Leisure ............. 77,918,536 — — 77,918,536
Household Durables .................... 3,243,475 — — 3,243,475
Insurance ............................ 155,720,414 — — 155,720,414
Leisure Products ....................... 38,458,252 — — 38,458,252
Machinery ............................ 234,777,909 — — 234,777,909
Metals & Mining ....................... 12,843,860 — — 12,843,860
Multi-Utilities .......................... 18,038,049 — — 18,038,049
Oil, Gas & Consumable Fuels ............. 49,396,326 — — 49,396,326
Paper & Forest Products ................. 8,888,828 — — 8,888,828
Professional Services ................... 11,450,622 — — 11,450,622
Software ............................. 16,323,412 4,689,824 — 21,013,236
Specialty Retail ........................ 30,787,699 12,582,256 — 43,369,955
Textiles, Apparel & Luxury Goods .......... 19,617,916 — — 19,617,916
Thrifts & Mortgage Finance ............... 5,768,499 — — 5,768,499
Trading Companies & Distributors .......... 21,880,103 — — 21,880,103
Short Term Investments ................... 9,774,685 — — 9,774,685
Total Investments in Securities ........... $1,305,655,803 $58,080,276
j
$— $1,363,736,079
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 9,210,581 — — 9,210,581
Airlines .............................. 3,181,226 — — 3,181,226
Banks ............................... 2,468,300 — — 2,468,300
Biotechnology ......................... 18,434,879 — — 18,434,879
Capital Markets ........................ 26,512,478 — 2,278,560 28,791,038
Commercial Services & Supplies ........... 6,050,415 — — 6,050,415
Construction Materials .................. 2,787,306 — — 2,787,306
Containers & Packaging ................. 6,296,182 — — 6,296,182
Electronic Equipment, Instruments &
Components .......................... 9,064,329 — — 9,064,329
Entertainment ......................... 14,552,752 — — 14,552,752
Equity Real Estate Investment Trusts (REITs) . 11,595,781 — — 11,595,781
Food & Staples Retailing ................. 2,951,200 — — 2,951,200
Food Products ........................ 3,876,588 — — 3,876,588
Health Care Equipment & Supplies ......... 41,383,256 — — 41,383,256
Health Care Providers & Services .......... 9,967,950 — — 9,967,950
Health Care Technology ................. 14,343,157 — — 14,343,157
Hotels, Restaurants & Leisure ............. 19,703,671 — — 19,703,671
Household Durables .................... 4,155,040 — — 4,155,040
Household Products .................... 6,254,260 — — 6,254,260
Interactive Media & Services .............. 11,799,039 — — 11,799,039
Internet & Direct Marketing Retail .......... 10,843,584 — 1,208,923 12,052,507
IT Services ........................... 48,197,230 — — 48,197,230
Life Sciences Tools & Services ............ 22,898,384 — — 22,898,384
Machinery ............................ 12,755,671 — — 12,755,671
Personal Products ..................... 3,064,578 — — 3,064,578
Pharmaceuticals ....................... 8,475,866 — — 8,475,866
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 32,414,440 $ — $ — $ 32,414,440
Road & Rail .......................... 5,757,820 — 748,000 6,505,820
Semiconductors & Semiconductor Equipment . 38,040,270 — — 38,040,270
Software ............................. 92,941,477 — — 92,941,477
Specialty Retail ........................ 25,308,021 — — 25,308,021
Textiles, Apparel & Luxury Goods .......... 10,701,731 — — 10,701,731
Trading Companies & Distributors .......... 6,295,056 — — 6,295,056
Convertible Preferred Stocks ............... — — 2,634,521 2,634,521
Preferred Stocks ........................ — — 5,860,063 5,860,063
Warrants .............................. — — —
g
—
Short Term Investments ................... 22,597,327 — — 22,597,327
Total Investments in Securities ........... $564,879,845 $— $12,730,067 $577,609,912
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 175,735 — — 175,735
Machinery ............................ — 507,642 — 507,642
Media ............................... 189,617 — 2,397 192,014
Multiline Retail ........................ — — —
g
—
Oil, Gas & Consumable Fuels ............. 1,198 — 1,710 2,908
Paper & Forest Products ................. 81,996 — — 81,996
Specialty Retail ........................ 139,378 — — 139,378
Management Investment Companies ......... 29,358,620 — — 29,358,620
Warrants :
Oil, Gas & Consumable Fuels ............. — — 332 332
Paper & Forest Products ................. 1,243 — — 1,243
Convertible Bonds ....................... — 18,356 — 18,356
Corporate Bonds :
Aerospace & Defense ................... — 2,284,102 — 2,284,102
Air Freight & Logistics ................... — 2,452,304 — 2,452,304
Airlines .............................. — 3,020,990 — 3,020,990
Auto Components ...................... — 5,020,589 — 5,020,589
Banks ............................... — 9,028,863 — 9,028,863
Beverages ........................... — 1,843,150 — 1,843,150
Biotechnology ......................... — 745,189 — 745,189
Building Products ...................... — 1,594,064 — 1,594,064
Capital Markets ........................ — 1,542,272 — 1,542,272
Chemicals ........................... — 11,487,688 — 11,487,688
Commercial Services & Supplies ........... — 2,355,211 — 2,355,211
Communications Equipment .............. — 1,363,702 — 1,363,702
Construction & Engineering ............... — 443,000 — 443,000
Construction Materials .................. — 390,681 — 390,681
Consumer Finance ..................... — 2,546,375 — 2,546,375
Containers & Packaging ................. — 6,763,384 — 6,763,384
Diversified Financial Services ............. — 1,464,375 — 1,464,375
Diversified Telecommunication Services ..... — 4,572,737 — 4,572,737
Electric Utilities ........................ — 6,155,935 — 6,155,935
Electrical Equipment .................... — 1,019,905 — 1,019,905
Electronic Equipment, Instruments &
Components .......................... — 1,993,384 — 1,993,384
Energy Equipment & Services ............. — 1,559,287 — 1,559,287
Entertainment ......................... — 2,627,035 — 2,627,035
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Equity Real Estate Investment Trusts (REITs) . $ — $ 6,823,521 $ — $ 6,823,521
Food & Staples Retailing ................. — 776,204 — 776,204
Food Products ........................ — 7,443,808 — 7,443,808
Gas Utilities .......................... — 292,444 — 292,444
Health Care Providers & Services .......... — 4,797,163 — 4,797,163
Hotels, Restaurants & Leisure ............. — 11,794,015 — 11,794,015
Household Durables .................... — 2,417,542 — 2,417,542
Household Products .................... — 2,304,736 — 2,304,736
Independent Power and Renewable Electricity
Producers ............................ — 5,723,314 — 5,723,314
Insurance ............................ — 1,004,575 — 1,004,575
Interactive Media & Services .............. — 2,030,632 — 2,030,632
Internet & Direct Marketing Retail .......... — 1,239,049 — 1,239,049
IT Services ........................... — 4,560,838 — 4,560,838
Life Sciences Tools & Services ............ — 404,126 — 404,126
Machinery ............................ — 2,755,789 — 2,755,789
Marine .............................. — 1,272,600 — 1,272,600
Media ............................... — 10,914,484 — 10,914,484
Metals & Mining ....................... — 5,621,047 — 5,621,047
Multiline Retail ........................ — 336,716 1,983
g
338,699
Multi-Utilities .......................... — 1,385,711 — 1,385,711
Oil, Gas & Consumable Fuels ............. — 21,341,395 — 21,341,395
Paper & Forest Products ................. — 721,409 — 721,409
Personal Products ..................... — 286,875 — 286,875
Pharmaceuticals ....................... — 3,435,521 — 3,435,521
Real Estate Management & Development .... — 2,685,288 — 2,685,288
Road & Rail .......................... — 3,126,326 — 3,126,326
Semiconductors & Semiconductor Equipment . — 1,443,632 — 1,443,632
Software ............................. — 2,115,365 — 2,115,365
Specialty Retail ........................ — 2,903,299 — 2,903,299
Textiles, Apparel & Luxury Goods .......... — 1,483,923 — 1,483,923
Thrifts & Mortgage Finance ............... — 3,997,485 — 3,997,485
Tobacco ............................. — 1,307,823 — 1,307,823
Trading Companies & Distributors .......... — 4,680,453 — 4,680,453
Wireless Telecommunication Services ....... — 3,992,946 — 3,992,946
Senior Floating Rate Interests ............... — 4,775,844 — 4,775,844
Marketplace Loans ...................... — — 939,990 939,990
Loan Participations and Assignments ......... — 1,568,347 — 1,568,347
Foreign Government and Agency Securities .... — 56,540,887 — 56,540,887
U.S. Government and Agency Securities ....... — 10,936,744 — 10,936,744
Asset-Backed Securities .................. — 31,038,354 — 31,038,354
Commercial Mortgage-Backed Securities ...... — 167,641 — 167,641
Mortgage-Backed Securities ................ — 12,292,489 — 12,292,489
Municipal Bonds ......................... — 7,682,670 — 7,682,670
Residential Mortgage-Backed Securities ...... — 35,394,778 — 35,394,778
Escrows and Litigation Trusts ............... — 1,519 4,500
g
6,019
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Options purchased ....................... — $ 62,227 — $ 62,227
Short Term Investments ................... $ 7,758,040 — — 7,758,040
Total Investments in Securities ........... $37,705,827 $360,681,774 $950,912 $399,338,513
Other Financial Instruments:
Forward exchange contracts ............... — 123,260 $ — 123,260
Futures contracts ........................ 530,993 — — 530,993
Swap contracts ......................... — 377,640 — 377,640
Total Other Financial Instruments ......... $530,993 $500,900 $— $1,031,893
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 152,312 $ — $ 152,312
Forward exchange contracts ................ — 302,444 — 302,444
Futures contracts ........................ 397,662 — — 397,662
Swap contracts .......................... — 51,012 — 51,012
Total Other Financial Instruments ......... $397,662 $505,768 $— $903,430
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 19,351,678 — 19,351,678
Foreign Government and Agency Securities .... — 13,522,011 — 13,522,011
U.S. Government and Agency Securities ....... — 111,089,008 — 111,089,008
Mortgage-Backed Securities ................ — 636,297,174 — 636,297,174
Short Term Investments ................... — 33,636,367 — 33,636,367
Total Investments in Securities ........... $— $813,896,238 $— $813,896,238
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
b
Common Stocks ........................ 133,593,826 — — 133,593,826
Management Investment Companies ......... 62,613,586 — — 62,613,586
Short Term Investments ................... 4,101,656 — — 4,101,656
Total Investments in Securities ........... $200,309,068 $— $— $200,309,068
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 21,251 — — 21,251
Swap contracts .......................... — 1,003 — 1,003
Total Other Financial Instruments ......... $21,251 $1,003 $— $22,254
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 10,401,772 $ — $ — $ 10,401,772
Cambodia ............................ — 1,626,301 — 1,626,301
China ............................... 7,143,250 84,124,039 6,555,253 97,822,542
Czech Republic ....................... — — 929,154 929,154
Hungary ............................. — 2,994,909 — 2,994,909
India ................................ — 22,205,836 — 22,205,836
Indonesia ............................ — 2,049,778 — 2,049,778
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Mexico .............................. $ 5,145,469 $ — $ — $ 5,145,469
Pakistan ............................. — 771,968 — 771,968
Peru ................................ 964,890 — — 964,890
Philippines ........................... — 689,146 — 689,146
Russia .............................. 6,334,958 15,467,220 — 21,802,178
South Africa .......................... 2,161,245 15,887,047 — 18,048,292
South Korea .......................... — 77,637,144 — 77,637,144
Taiwan .............................. — 59,331,584 — 59,331,584
Thailand ............................. — 5,412,679 — 5,412,679
United Kingdom ....................... — 7,477,373 — 7,477,373
United States ......................... 3,114,020 — — 3,114,020
Preferred Stocks ........................ 9,277,587 — — 9,277,587
Escrows and Litigation Trusts ............... — —  —
g
—
Short Term Investments ................... 131,206 — — 131,206
Total Investments in Securities ........... $44,674,397 $295,675,024
k
$7,484,407 $347,833,828
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 29,597,016 $ — $ 29,597,016
Airlines .............................. — 17,820,264 — 17,820,264
Auto Components ...................... — 45,210,173 — 45,210,173
Automobiles .......................... — 65,025,462 — 65,025,462
Banks ............................... 29,490,234 100,520,078 — 130,010,312
Beverages ........................... — 8,417,836 — 8,417,836
Biotechnology ......................... — 4,801,538 — 4,801,538
Chemicals ........................... — 28,258,002 — 28,258,002
Construction & Engineering ............... — 27,000,679 — 27,000,679
Electronic Equipment, Instruments &
Components .......................... — 44,252,122 — 44,252,122
Energy Equipment & Services ............. — 19,686,190 — 19,686,190
Food & Staples Retailing ................. — 18,297,546 — 18,297,546
Health Care Providers & Services .......... — 26,315,419 — 26,315,419
Household Durables .................... — 23,325,698 — 23,325,698
Industrial Conglomerates ................ — 30,946,800 — 30,946,800
Insurance ............................ — 46,301,568 — 46,301,568
Interactive Media & Services .............. 14,040,698 — — 14,040,698
Internet & Direct Marketing Retail .......... — 34,055,301 — 34,055,301
IT Services ........................... — 7,446,119 — 7,446,119
Machinery ............................ — 20,297,998 — 20,297,998
Media ............................... — 22,538,533 — 22,538,533
Metals & Mining ....................... 29,662,076 52,447,489 — 82,109,565
Multi-Utilities .......................... — 22,989,569 — 22,989,569
Oil, Gas & Consumable Fuels ............. 6,856,498 64,467,012 — 71,323,510
Pharmaceuticals ....................... — 93,471,254 — 93,471,254
Real Estate Management & Development .... — 58,284,875 — 58,284,875
Semiconductors & Semiconductor Equipment . 44,556,542 79,749,156 — 124,305,698
Technology Hardware, Storage & Peripherals . — 63,893,610 — 63,893,610
Thrifts & Mortgage Finance ............... — 28,250,750 — 28,250,750
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ — $ 23,014,298 $ — $ 23,014,298
Warrants .............................. 301,360 — — 301,360
Short Term Investments ................... 78,180,796 — — 78,180,796
Total Investments in Securities ........... $203,088,204 $1,106,682,355
l
$— $1,309,770,559
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 48,640,273 $ 48,640,273
Colombia ............................ — 48,237,852 — 48,237,852
Ghana .............................. — 39,802,026 — 39,802,026
India ................................ — 90,285,576 — 90,285,576
Indonesia ............................ — 219,241,582 — 219,241,582
Mexico .............................. — 264,170,123 — 264,170,123
Norway .............................. — 127,601,779 — 127,601,779
South Korea .......................... — 336,813,796 — 336,813,796
Supranational ......................... — 10,294,562 — 10,294,562
U.S. Government and Agency Securities ....... — 473,309,461 — 473,309,461
Options purchased ....................... — 15,435,996 — 15,435,996
Short Term Investments ................... 460,014,464 101,978,517 2,851,871 564,844,852
Total Investments in Securities ........... $460,014,464 $1,727,171,270
a
$51,492,144 $2,238,677,878
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 21,087,486 $ — $ 21,087,486
Restricted Currency (ARS) ................. — — 567,753 567,753
Total Other Financial Instruments ......... $— $21,087,486 $567,753 $21,655,239
Receivables:
Interest (ARS) ........................... $— $— $1,777,565 $1,777,565
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 17,598,535 $ — $ 17,598,535
Forward exchange contracts ................ — 50,894,948 — 50,894,948
Total Other Financial Instruments ......... $— $68,493,483 $— $68,493,483
Payables:
Deferred Tax(ARS) ....................... $— $— $2,090 $2,090
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 7,899,538 $ — $ 7,899,538
Air Freight & Logistics ................... 8,488,111 — — 8,488,111
Airlines .............................. 9,566,331 13,306,381 — 22,872,712
Auto Components ...................... 13,436,265 7,318,496 — 20,754,761
Automobiles .......................... — 11,483,828 — 11,483,828
Beverages ........................... — 36,955,969 — 36,955,969
Chemicals ........................... 22,893,463 7,192,454 — 30,085,917
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Consumer Finance ..................... $ 9,180,729 $ — $ — $ 9,180,729
Diversified Telecommunication Services ..... 14,476,850 — — 14,476,850
Electric Utilities ........................ 7,480,832 — — 7,480,832
Electrical Equipment .................... — 8,645,622 — 8,645,622
Electronic Equipment, Instruments &
Components .......................... — 9,419,268 — 9,419,268
Entertainment ......................... 16,760,874 5,788,309 — 22,549,183
Food & Staples Retailing ................. 15,690,284 — — 15,690,284
Food Products ........................ — 3,333,547 — 3,333,547
Health Care Equipment & Supplies ......... 20,236,396 — — 20,236,396
Health Care Providers & Services .......... 10,662,306 — — 10,662,306
Hotels, Restaurants & Leisure ............. 21,152,650 32,774,922 — 53,927,572
Household Durables .................... — 25,898,827 — 25,898,827
Industrial Conglomerates ................ 6,846,170 9,933,596 — 16,779,766
Insurance ............................ — 13,480,664 — 13,480,664
Internet & Direct Marketing Retail .......... 13,862,548 — — 13,862,548
IT Services ........................... 22,140,015 5,884,719 — 28,024,734
Machinery ............................ 4,472,608 19,741,373 — 24,213,981
Marine .............................. — 6,110,044 — 6,110,044
Media ............................... 10,308,009 1,108,327 — 11,416,336
Metals & Mining ....................... 17,460,050 11,339,465 — 28,799,515
Multiline Retail ........................ 15,810,474 — — 15,810,474
Multi-Utilities .......................... 3,790,400 14,375,722 — 18,166,122
Oil, Gas & Consumable Fuels ............. 13,171,912 15,757,083 — 28,928,995
Pharmaceuticals ....................... — 31,733,511 — 31,733,511
Road & Rail .......................... — 4,880,497 — 4,880,497
Semiconductors & Semiconductor Equipment . 11,121,216 8,091,863 — 19,213,079
Specialty Retail ........................ 25,629,823 — — 25,629,823
Technology Hardware, Storage & Peripherals . — 25,732,009 — 25,732,009
Textiles, Apparel & Luxury Goods .......... — 13,400,806 — 13,400,806
Wireless Telecommunication Services ....... 6,542,769 — — 6,542,769
Short Term Investments ................... — 15,600,000 — 15,600,000
Total Investments in Securities ........... $321,181,085 $367,186,840
m
$— $688,367,925
a
Includes foreign securities valued at $125,721,130, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Statement of Investments.
c
Includes foreign securities valued at $55,110,128, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $950,212, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $121,156,865, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $911,612, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes securities determined to have no value at March 31, 2021.
h
Includes foreign securities valued at $172,929,717, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $300,072,604, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $58,080,276, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2021, the reconciliation is as follows:
k
Includes foreign securities valued at $294,989,639, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $1,106,682,355, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $351,586,838, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... $ — $ 2,278,560 $ — $ — $ — $ — $ — $ — $ 2,278,560 $ —
Consumer Discretionary — — — — — — — — — —
Information Technology — — — — — — — — — —
Internet & Direct
Marketing Retail ..... 1,208,923 — — — — — — — 1,208,923 —
Road & Rail ....... — 748,000 — — — — — — 748,000 —
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... — 1,034,805 — — — — — — 1,034,805 —
Internet & Direct
Marketing Retail ..... — 69,740 — — — — — — 69,740 —
Software .......... — 1,529,976 — — — — — — 1,529,976 —
Preferred Stocks :
Internet & Direct
Marketing Retail ..... 1,657,023 — — — — — — 820,247 2,477,270 820,247
Software .......... 768,400 1,478,997 — — — — — 29,765 2,277,162 29,765
Textiles, Apparel &
Luxury Goods ...... 1,068,276 — — — — — — 37,355 1,105,631 37,355
Total Investments in Securities . $4,702,622 $7,140,078 $— $— $— $— $— $887,367 $12,730,067 $887,367
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
China ........... $ — $ — $ — $ 7,080,740 $ — $ — $ — $ (525,487) $ 6,555,253 $ (525,487)
Czech Republic ..... — — (475,103) 1,236,955 — — 44,240 123,062 929,154 123,062
Escrows and Litigation
Trusts ............. —
c
— — — — — — — —
c
—
Total Investments in Securities . $— $— $(475,103) $8,317,695 $— $ — $ 44,240 $ (402,425) $7,484,407 $(402,425)
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 43,034,720 $ 3,772,008 $ — $— $ — $ 926,787 $— $ 906,758 $ 48,640,273 $ 906,758
Short Term Investments . 3,010,391 1,200,103 (782,319) $ — — 29,990 $ 12,610 (618,904) 2,851,871 (590,396)
Total Investments in Securities . $46,045,111 $4,972,111 $(782,319) $— $— $ 956,777 $ 12,610 $ 287,854 $51,492,144 $316,362
Other Financial Instruments:
Restricted Currency (ARS)
$3,151 $5,983,149 $(5,407,742) $— $— $— $(11,174) $369 $567,753 $327
Receivables:
Interest (ARS) ......
$947,439 $5,108,267 $(4,282,401) $— $— $— $(3,841) $8,101 $1,777,565 $41,678
Liabilities:
Payables:
Deferred Tax (ARS) ....
$2,124 $— $— $— $— $— $— $(34) $2,090 $(34)
Investment Securities
Purchased (ARS) ......
$463,749 $— $(467,633) $— $— $— $3,884 $— $— $—
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
Capital Markets
.................
$2,278,560 Market comparables Discount for lack of
marketability
6.0% - 44.1%
(26.0%)
Decrease
Road & Rail
....................
748,000 Market comparables Discount for lack of
marketability
14.2% Decrease
Preferred Stocks
Internet & Direct Marketing Retail
....
2,477,270 Market comparables Discount for lack of
marketability
16.1% Decrease
Software
......................
798,170 Market comparables Discount for lack of
marketability
11.8% Decrease
c
EV / revenue multiple 19.8x Increase
c
Textiles, Apparel & Luxury Goods
....
1,105,631 Market comparables Discount for lack of
marketability
10.2% Decrease
c
EV / revenue multiple 5.2x Increase
All Other Investments
.............
5,322,436
d
Total $12,730,067
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks
China
........................
$6,555,253 Discount to last traded
price
Discount for lack of
marketability
10.0% Decrease
e
All Other Investments
.............
929,154
d, f
Total
..........................
$7,484,407
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency
Securities:
Argentina
.....................
$48,640,273 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
e
Short Term Investments:
Argentina
.....................
2,851,871 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
All Other
.......................
2,345,318
d
Liabilities:
All Other
.......................
2,090
d
Total
..........................
$53,835,372
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Represents a significant impact to fair value and net assets.
f
Includes securities determined to have no value at March 31, 2021.
Abbreviations List
EV - Enterprise value
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
CITI
Citigroup, Inc
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
JPHQ
JPMORGAN SINGAPORE
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Selected Portfolio
ADR American Depositary Receipts
AGMC Assured Guaranty Municipal Corp.
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI Cost of Funds Index
CVR Contingent Voting Rights
ETF Exchange-Traded Fund
EURIBOR Euro Inter-Bank Offer Rate
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Inter-Bank Offered Rate
MBS Mortgage-Backed Security
NYRS New York Registry Shares
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VRI Value Recovery Instruments
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CHF
Swiss Franc
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.EM.
Series number CDX North America Emerging Markets Index
MCDX.
NA.Series
number MCDX North America Index
For additional information on the Funds’ significant policies, please refer to the Funds’ most recent semiannual or annual shareholder report.